Schedule of Investments (unaudited)
June 30, 2023
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	18,073,233,452	$ 18,073,233,452
Total Investments — 100.1% (Cost: $19,356,593,884)		18,073,233,452
Liabilities in Excess of Other Assets — (0.1)%		(22,187,034)
Net Assets — 100.0%		$ 18,051,046,418
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 16,680,633,133	$ 1,065,829,691(a)(b)	$ —	$ (750,608,241)	$ 1,077,378,869	$ 18,073,233,452	18,073,233,452	$ 551,129,812	$ —
(a)	Represents net investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $18,073,233,452 and 97.0%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	4,830	$ 4,684,839
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. LIBOR US + 2.40%), 7.65%, 04/20/30(a)(c)		625	620,297
Series 2019-4A, Class DR, (3-mo. LIBOR US + 3.65%), 8.90%, 04/20/30(a)(c)		2,170	2,073,726
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.32%, 04/15/35(a)(c)		510	499,312
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. LIBOR US + 0.72%), 5.87%, 12/25/33(c)		540	499,831
Series 2006-CW1, Class A2C, (1-mo. LIBOR US + 0.28%), 5.43%, 07/25/36(c)		253	193,030
Series 2007-HE4, Class A2A, (1-mo. LIBOR US + 0.26%), 5.41%, 05/25/37(c)		2,422	409,163
Series 2007-HE4, Class A2C, (1-mo. LIBOR US + 0.60%), 5.75%, 05/25/37(c)		214	36,651
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. LIBOR US + 6.36%), 11.62%, 04/15/34(a)(c)		250	230,281
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(c)		7,640	7,574,853
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 12/02/34(a)(c)		1,000	980,608
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(c)		2,000	1,964,000
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. LIBOR US + 1.20%), 6.46%, 07/15/34(a)(c)		2,400	2,361,444
Series 2020-7A, Class DR, (3-mo. LIBOR US + 3.10%), 8.36%, 07/15/34(a)(c)		500	466,363
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3-mo. LIBOR US + 3.70%), 8.95%, 01/20/34(a)(c)		250	239,632
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. LIBOR US + 1.15%), 6.40%, 01/20/35(a)(c)		250	244,885
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3-mo. LIBOR US + 1.39%), 6.64%, 04/20/32(a)(c)		8,805	8,726,562
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.32%, 04/20/33(a)(c)		3,620	3,575,971
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.06%, 04/21/31(a)(c)		1,400	1,371,145
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. LIBOR US + 1.12%), 6.37%, 04/20/32(a)(c)		1,730	1,714,848
AIMCO CLO
Series 2015-AA, Class BR2, (3-mo. LIBOR US + 1.60%), 6.86%, 10/17/34(a)(c)		1,200	1,159,717
Series 2017-AA, Class AR, (3-mo. LIBOR US + 1.05%), 6.30%, 04/20/34(a)(c)		250	247,155
Series 2017-AA, Class CR, (3-mo. LIBOR US + 2.10%), 7.35%, 04/20/34(a)(c)		500	483,009
Series 2017-AA, Class DR, (3-mo. LIBOR US + 3.15%), 8.40%, 04/20/34(a)(c)		250	233,524
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-BA, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 01/15/32(a)(c)	USD	5,770	$ 5,736,046
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3-mo. LIBOR US + 1.08%), 6.34%, 10/21/28(a)(c)		2,308	2,294,430
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.55%), 6.81%, 01/15/30(a)(c)		400	392,625
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3-mo. LIBOR US + 1.67%), 6.93%, 07/15/31(a)(c)		250	246,335
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. LIBOR US + 1.85%), 7.12%, 01/19/33(a)(c)		500	494,334
Series 2019-2A, Class C, (3-mo. LIBOR US + 3.00%), 8.27%, 01/19/33(a)(c)		250	249,586
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.85%), 7.11%, 10/15/29(a)(c)		7,780	7,702,466
Series 2020-1A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 10/15/29(a)(c)		250	243,946
ALME Loan Funding V BV, Series 5A, Class ER, (3-mo. EURIBOR + 5.41%), 8.59%, 07/15/31(a)(c)	EUR	1,500	1,544,063
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. LIBOR US + 1.25%), 6.55%, 11/02/30(a)(c)	USD	729	724,659
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 04/25/31(a)(c)		500	493,232
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3-mo. LIBOR US + 1.05%), 6.32%, 07/24/29(a)(c)		1,285	1,279,066
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,189,114
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,272,049
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,252,154
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,232,705
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,463,764
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.47%, 01/19/35(a)(c)		250	244,767
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. LIBOR US + 1.17%), 6.43%, 07/15/34(a)(c)		11,115	10,876,027
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. LIBOR US + 1.05%), 6.32%, 01/28/31(a)(c)		2,240	2,217,637
Series 2014-3RA, Class B, (3-mo. LIBOR US + 1.50%), 6.77%, 01/28/31(a)(c)		3,850	3,787,377
Series 2014-3RA, Class C, (3-mo. LIBOR US + 1.85%), 7.12%, 01/28/31(a)(c)		500	473,099
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3-mo. LIBOR US + 1.05%), 6.32%, 01/28/31(a)(c)		5,043	5,010,408

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/30(a)(c)	USD	9,200	$ 9,139,696
Series 2014-5RA, Class C, (3-mo. LIBOR US + 1.85%), 7.11%, 01/15/30(a)(c)		3,540	3,451,045
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3-mo. LIBOR US + 1.05%), 6.31%, 07/15/30(a)(c)		5,272	5,204,796
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. LIBOR US + 1.09%), 6.36%, 01/28/31(a)(c)		4,833	4,796,728
Series 2015-7A, Class BR2, (3-mo. LIBOR US + 1.75%), 7.02%, 01/28/31(a)(c)		7,620	7,459,504
Series 2015-7A, Class CR2, (3-mo. LIBOR US + 2.20%), 7.47%, 01/28/31(a)(c)		4,250	4,171,294
Series 2015-7A, Class D1R2, (3-mo. LIBOR US + 3.50%), 8.77%, 01/28/31(a)(c)		1,140	1,075,652
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR2, (3-mo. LIBOR US + 1.80%), 7.09%, 10/27/34(a)(c)		2,800	2,738,081
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.49%, 10/13/30(a)(c)		2,982	2,964,162
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.89%, 10/13/30(a)(c)		750	745,231
Series 2013-1A, Class BR, (3-mo. LIBOR US + 2.15%), 7.39%, 10/13/30(a)(c)		1,410	1,381,798
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/34(a)(c)	EUR	1,327	1,394,144
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 6.73%, 04/15/34(a)(c)		1,380	1,405,325
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 6.46%, 04/25/34(a)(c)		542	551,145
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 04/15/31(a)(c)	USD	3,652	3,633,421
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. LIBOR US + 1.01%), 6.26%, 04/20/31(a)(c)		1,080	1,071,700
Apidos CLO XVIII, Series 2018-18A, Class A1, (3-mo. LIBOR US + 1.14%), 6.41%, 10/22/30(a)(c)		880	876,551
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/31(a)(c)		450	446,579
Series 2015-20A, Class A2RR, (3-mo. LIBOR US + 1.55%), 6.81%, 07/16/31(a)(c)		250	246,191
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. LIBOR US + 1.06%), 6.31%, 04/20/31(a)(c)		250	248,835
Series 2015-22A, Class A2R, (3-mo. LIBOR US + 1.50%), 6.75%, 04/20/31(a)(c)		500	493,530
Series 2015-22A, Class BR, (3-mo. LIBOR US + 1.95%), 7.20%, 04/20/31(a)(c)		250	243,771
Series 2015-22A, Class CR, (3-mo. LIBOR US + 2.95%), 8.20%, 04/20/31(a)(c)		850	804,210
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. LIBOR US + 1.95%), 7.21%, 07/18/29(a)(c)		570	552,049
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. LIBOR US + 1.14%), 6.40%, 10/18/31(a)(c)	USD	250	$ 248,811
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. LIBOR US + 1.55%), 6.81%, 04/15/31(a)(c)		500	489,621
Apidos CLO XXXII
Series 2019-32A, Class C, (3-mo. LIBOR US + 2.40%), 7.65%, 01/20/33(a)(c)		250	248,897
Series 2019-32A, Class D, (3-mo. LIBOR US + 3.50%), 8.75%, 01/20/33(a)(c)		300	291,897
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. LIBOR US + 1.15%), 6.40%, 01/20/35(a)(c)		954	937,452
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. LIBOR US + 1.13%), 6.40%, 10/22/34(a)(c)		450	444,698
Series 2021-37A, Class E, (3-mo. LIBOR US + 6.30%), 11.57%, 10/22/34(a)(c)		455	430,511
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3-mo. LIBOR US + 1.70%), 6.96%, 10/15/28(a)(c)		250	249,135
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		465	410,276
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A, (1-mo. LIBOR US + 1.35%), 6.54%, 11/15/36(a)(c)		680	666,890
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.00%, 05/15/37(a)(c)		8,708	8,593,250
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 4.90%, 04/20/32(a)(c)	EUR	889	939,380
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. LIBOR US + 1.05%), 6.32%, 04/22/31(a)(c)	USD	7,910	7,812,613
Series 2019-52A, Class A2R, (3-mo. LIBOR US + 1.45%), 6.72%, 04/22/31(a)(c)		250	241,893
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. LIBOR US + 1.03%), 6.29%, 04/25/34(a)(c)		500	489,025
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. LIBOR US + 1.16%), 6.42%, 10/25/34(a)(c)		2,110	2,070,465
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. LIBOR US + 1.58%), 6.83%, 07/20/30(a)(c)		370	363,236
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. LIBOR US + 1.17%), 6.43%, 10/15/30(a)(c)		1,108	1,103,466
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. LIBOR US + 0.48%), 5.63%, 05/25/35(c)		2,666	2,321,672
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,698,625
Armada Euro CLO III DAC, Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.48%, 07/15/31(a)(c)	EUR	1,563	1,594,853
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/31(a)(c)	USD	750	743,752

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium IX, Series 9A, Class AR2, (3-mo. LIBOR US + 0.99%), 6.45%, 05/28/30(a)(c)	USD	3,940	$ 3,911,459
Atrium XIII
Series 13A, Class A1, (3-mo. LIBOR US + 1.18%), 6.45%, 11/21/30(a)(c)		495	492,212
Series 13A, Class B, (3-mo. LIBOR US + 1.50%), 6.77%, 11/21/30(a)(c)		1,250	1,221,357
Series 13A, Class C, (3-mo. LIBOR US + 1.80%), 7.07%, 11/21/30(a)(c)		390	378,065
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 4.23%, 04/15/31(c)(d)	EUR	400	414,995
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 4.93%, 04/15/31(c)(d)		400	417,228
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.08%, 04/15/35(a)(c)		500	483,943
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.48%, 04/15/35(c)(d)		850	877,835
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 6.23%, 04/15/34(a)(c)		500	499,710
Babson CLO Ltd., Series 2015-IA, Class BR, (3-mo. LIBOR US + 1.40%), 6.65%, 01/20/31(a)(c)	USD	610	600,355
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.75%, 07/20/30(a)(c)		850	831,414
Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.08%), 6.35%, 07/19/31(a)(c)		1,670	1,657,763
Series 2018-2A, Class B, (3-mo. LIBOR US + 1.60%), 6.87%, 07/19/31(a)(c)		500	486,385
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.10%), 8.37%, 07/24/34(a)(c)		250	224,075
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.17%), 6.42%, 10/20/34(a)(c)		560	551,715
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3-mo. LIBOR US + 7.00%), 12.25%, 01/20/34(a)(c)		250	242,018
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.60%), 6.85%, 04/20/31(a)(c)		500	491,861
Series 2020-2A, Class DR, (3-mo. LIBOR US + 6.15%), 11.40%, 10/20/31(a)(c)		250	234,980
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	437,049
Series 1998-2, Class B1, 7.33%, 12/10/25(c)		2,790	530,148
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	382,097
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.00%), 8.27%, 10/22/32(a)(c)		250	234,046
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. LIBOR US + 1.19%), 6.44%, 10/20/30(a)(c)		2,473	2,452,463
Series 2018-3A, Class A1, (3-mo. LIBOR US + 0.95%), 6.20%, 07/20/29(a)(c)		454	451,149
Series 2019-3A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.32%, 04/20/31(a)(c)		1,330	1,325,774
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. LIBOR US + 1.75%), 7.01%, 10/15/36(a)(c)	USD	1,827	$ 1,746,129
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. LIBOR US + 3.25%), 8.51%, 07/15/31(a)(c)		250	225,466
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. LIBOR US + 1.07%), 6.33%, 07/18/30(a)(c)		6,092	6,026,089
Series 2015-8A, Class A2R2, (3-mo. LIBOR US + 1.55%), 6.81%, 07/18/30(a)(c)		3,250	3,173,053
Series 2015-8A, Class BR2, (3-mo. LIBOR US + 2.00%), 7.26%, 07/18/30(a)(c)		2,901	2,852,102
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. LIBOR US + 1.72%), 6.99%, 04/24/34(a)(c)		1,000	954,757
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. LIBOR US + 1.18%), 6.44%, 07/15/34(a)(c)		4,520	4,395,641
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. LIBOR US + 1.00%), 6.18%, 05/28/39(a)(c)		6,777	5,405,038
Series 2004-B, Class A2, (1-mo. LIBOR US + 1.30%), 6.48%, 05/28/39(a)(c)		323	273,418
Series 2005-A, Class A1, (1-mo. LIBOR US + 1.00%), 6.18%, 02/28/40(a)(c)		1,389	1,213,822
Series 2005-E, Class A1, (1-mo. LIBOR US + 1.00%), 6.18%, 12/28/40(a)(c)		195	195,474
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	206,707
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	198,309
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	151,457
BDS Ltd., Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.88%, 03/19/39(a)(c)		8,979	8,872,150
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3-mo. LIBOR US + 1.02%), 6.27%, 04/20/31(a)(c)		250	247,725
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. LIBOR US + 1.73%), 6.88%, 08/25/34(c)		32	31,549
Series 2006-HE1, Class 1M4, (1-mo. LIBOR US + 1.02%), 4.85%, 12/25/35(c)		1,689	2,429,167
Series 2006-HE7, Class 1A2, (1-mo. LIBOR US + 0.34%), 5.49%, 09/25/36(c)		1,126	1,077,796
Series 2007-FS1, Class 1A3, (1-mo. LIBOR US + 0.34%), 5.49%, 05/25/35(c)		110	108,093
Series 2007-HE2, Class 1A4, (1-mo. LIBOR US + 0.32%), 5.47%, 03/25/37(c)		1,153	968,246
Series 2007-HE2, Class 22A, (1-mo. LIBOR US + 0.14%), 5.29%, 03/25/37(c)		433	385,639
Series 2007-HE2, Class 23A, (1-mo. LIBOR US + 0.14%), 5.29%, 03/25/37(c)		633	564,621
Series 2007-HE3, Class 1A3, (1-mo. LIBOR US + 0.25%), 5.40%, 04/25/37(c)		426	598,252
Series 2007-HE3, Class 1A4, (1-mo. LIBOR US + 0.35%), 5.50%, 04/25/37(c)		6,115	6,080,768
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3-mo. LIBOR US + 1.45%), 6.71%, 07/15/29(a)(c)		3,570	3,585,462

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3-mo. LIBOR US + 1.00%), 6.25%, 07/20/29(a)(c)	USD	225	$ 223,904
Series 2013-IIIA, Class A2R2, (3-mo. LIBOR US + 1.65%), 6.90%, 07/20/29(a)(c)		1,810	1,806,916
Benefit Street Partners CLO Ltd., Series 2021-23A, Class E, (3-mo. LIBOR US + 6.81%), 12.07%, 04/25/34(a)(c)		750	666,323
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. LIBOR US + 1.09%), 6.34%, 04/20/31(a)(c)		4,360	4,333,948
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. LIBOR US + 1.10%), 6.35%, 01/20/31(a)(c)		2,086	2,072,089
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R, (3-mo. LIBOR US + 0.95%), 6.21%, 10/15/30(a)(c)		330	327,601
Series 2017-12A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 10/15/30(a)(c)		1,545	1,502,753
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 01/15/33(a)(c)		250	248,407
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. LIBOR US + 1.17%), 6.43%, 07/15/34(a)(c)		2,000	1,965,000
Series 2020-20A, Class ER, (3-mo. LIBOR US + 6.75%), 12.01%, 07/15/34(a)(c)		250	233,902
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. LIBOR US + 1.08%), 6.34%, 04/25/34(a)(c)		800	783,550
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	884,626
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	79,603
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	211,341
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,582,805
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.26%), 6.53%, 10/19/34(a)(c)		680	666,636
Series 2021-2A, Class B, (3-mo. LIBOR US + 1.75%), 7.02%, 10/19/34(a)(c)		250	243,301
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.30%), 8.57%, 10/19/34(a)(c)		250	235,938
Birch Grove CLO Ltd.
Series 19A, Class AR, (3-mo. LIBOR US + 1.13%), 6.68%, 06/15/31(a)(c)		250	246,853
Series 19A, Class BR, (3-mo. LIBOR US + 1.75%), 7.30%, 06/15/31(a)(c)		250	245,884
Series 19A, Class CR, (3-mo. LIBOR US + 2.20%), 7.75%, 06/15/31(a)(c)		1,250	1,223,182
Series 19A, Class DR, (3-mo. LIBOR US + 3.35%), 8.90%, 06/15/31(a)(c)		2,695	2,642,823
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. LIBOR US + 1.18%), 6.45%, 10/22/30(a)(c)		6,137	6,111,742
Series 2013-2A, Class BR, (3-mo. LIBOR US + 1.60%), 6.87%, 10/22/30(a)(c)		500	490,759
Series 2015-3A, Class A1R, (3-mo. LIBOR US + 1.00%), 6.25%, 04/20/31(a)(c)		2,550	2,521,185
Series 2018-2A, Class B, (3-mo. LIBOR US + 1.70%), 7.02%, 08/15/31(a)(c)		300	293,046
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 07/15/31(a)(c)	USD	3,970	$ 3,934,819
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3-mo. LIBOR US + 1.70%), 6.95%, 10/20/31(a)(c)		250	243,627
Series 2018-23A, Class C, (3-mo. LIBOR US + 2.15%), 7.40%, 10/20/31(a)(c)		650	627,240
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. LIBOR US + 1.75%), 7.01%, 07/25/34(a)(c)		1,080	1,067,177
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. LIBOR US + 1.70%), 6.96%, 07/15/36(a)(c)		250	239,765
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. LIBOR US + 1.26%), 6.52%, 04/15/34(a)(c)		570	559,413
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. LIBOR US + 1.15%), 6.42%, 04/19/34(a)(c)		1,000	976,966
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 4.93%, 10/15/35(a)(c)	EUR	3,280	3,395,353
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. LIBOR US + 1.15%), 6.41%, 01/15/30(a)(c)	USD	750	732,274
Series 2017-3A, Class B, (3-mo. LIBOR US + 1.38%), 6.64%, 01/15/30(a)(c)		250	244,652
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.49%, 01/16/37(a)(c)		4,517	4,490,293
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.23%), 6.48%, 07/20/34(a)(c)		500	496,680
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.45%), 6.71%, 04/15/29(a)(c)		400	389,958
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.75%, 10/20/29(a)(c)		250	247,879
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.10%), 6.36%, 10/15/31(a)(c)		750	745,571
Series 2018-1A, Class D, (3-mo. LIBOR US + 3.10%), 8.36%, 10/15/31(a)(c)		625	563,089
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3-mo. LIBOR US + 1.10%), 6.36%, 04/15/32(a)(c)		2,680	2,643,657
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.07%), 6.33%, 07/15/31(a)(c)		250	246,740
Series 2020-3A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 01/15/34(a)(c)		1,610	1,591,705
Series 2020-3A, Class E, (3-mo. LIBOR US + 7.25%), 12.51%, 01/15/34(a)(c)		250	233,013
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. LIBOR US + 1.03%), 6.33%, 04/30/31(a)(c)		7,620	7,565,109
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. LIBOR US + 1.10%), 6.36%, 10/15/30(a)(c)		240	238,469

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2013-4A, Class A1RR, (3-mo. LIBOR US + 1.00%), 6.26%, 01/15/31(a)(c)	USD	2,074	$ 2,063,280
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 0.97%), 6.23%, 04/17/31(a)(c)		3,709	3,676,297
Series 2014-3RA, Class A1A, (3-mo. LIBOR US + 1.05%), 6.34%, 07/27/31(a)(c)		248	245,348
Series 2016-1A, Class A1R2, (3-mo. LIBOR US + 1.14%), 6.39%, 04/20/34(a)(c)		250	245,125
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3-mo. LIBOR US + 1.45%), 6.70%, 10/20/27(a)(c)		750	742,528
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.18%), 6.44%, 01/15/30(a)(c)		4,568	4,527,385
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.50%), 6.75%, 04/20/31(a)(c)		250	245,298
Series 2018-4A, Class B, (3-mo. LIBOR US + 2.07%), 7.32%, 01/20/31(a)(c)		470	460,836
Series 2019-1A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/31(a)(c)		1,410	1,393,921
Series 2019-2A, Class A1R, (3-mo. LIBOR US + 1.12%), 6.38%, 07/15/32(a)(c)		4,000	3,950,799
Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.14%), 6.40%, 04/15/34(a)(c)		250	245,875
Series 2021-6A, Class A1, (3-mo. LIBOR US + 1.16%), 6.42%, 07/15/34(a)(c)		3,590	3,526,448
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. LIBOR US + 0.63%), 5.78%, 01/25/36(c)		610	488,050
Series 2006-NC4, Class A3, (1-mo. LIBOR US + 0.16%), 5.31%, 10/25/36(c)		348	334,339
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 04/20/32(a)(c)		700	682,026
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. LIBOR US + 6.44%), 11.69%, 07/20/32(a)(c)		250	223,033
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.25%), 8.51%, 10/15/34(a)(c)		250	239,753
Series 2021-2A, Class E, (3-mo. LIBOR US + 6.75%), 12.01%, 10/15/34(a)(c)		250	232,662
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		8,020	7,536,767
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.25%), 6.50%, 07/20/30(a)(c)		6,091	6,070,940
Series 2017-1A, Class C, (3-mo. LIBOR US + 2.40%), 7.65%, 07/20/30(a)(c)		750	736,395
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.35%, 01/15/31(a)(c)		250	240,311
Series 2018-7A, Class A, (3-mo. LIBOR US + 1.10%), 6.35%, 07/20/31(a)(c)		250	247,365
Series 2018-7A, Class B1, (3-mo. LIBOR US + 1.60%), 6.85%, 07/20/31(a)(c)		250	244,340
Series 2019-9A, Class B2, (3-mo. LIBOR US + 1.90%), 7.16%, 02/12/30(a)(c)		500	495,856
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. LIBOR US + 0.32%), 5.47%, 10/25/36(c)		395	260,687
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/34(a)(c)	USD	3,255	$ 3,183,951
Series 2013-1A, Class BRR, (3-mo. LIBOR US + 1.35%), 6.60%, 04/20/34(a)(c)		3,110	2,986,071
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3-mo. LIBOR US + 0.98%), 6.23%, 04/20/31(a)(c)		1,315	1,303,557
Series 2018-9A, Class D, (3-mo. LIBOR US + 2.60%), 7.85%, 04/20/31(a)(c)		250	229,779
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. LIBOR US + 1.10%), 6.36%, 07/17/31(a)(c)		2,130	2,109,104
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. LIBOR US + 1.05%), 6.30%, 04/20/34(a)(c)		18,290	17,878,740
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. LIBOR US + 1.13%), 6.38%, 01/20/31(a)(c)		250	242,805
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.81%, 05/29/32(a)(c)		1,220	1,198,858
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3-mo. LIBOR US + 3.25%), 8.51%, 07/15/33(a)(c)		250	229,159
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/33(c)(d)	EUR	900	943,080
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.50%, 01/20/28(a)(c)	USD	750	745,977
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.75%), 7.01%, 07/16/30(a)(c)		750	735,156
Series 2013-1A, Class CR, (3-mo. LIBOR US + 3.55%), 8.81%, 07/16/30(a)(c)		250	233,586
Series 2013-4A, Class BRR, (3-mo. LIBOR US + 1.60%), 6.89%, 04/27/31(a)(c)		500	494,415
Series 2013-4A, Class DRR, (3-mo. LIBOR US + 2.80%), 8.09%, 04/27/31(a)(c)		250	236,118
Series 2014-2RA, Class A1, (3-mo. LIBOR US + 1.05%), 6.32%, 04/24/30(a)(c)		229	227,093
Series 2014-2RA, Class B1, (3-mo. LIBOR US + 2.80%), 8.07%, 04/24/30(a)(c)		650	624,673
Series 2014-3A, Class BR2, (3-mo. LIBOR US + 1.80%), 7.07%, 10/22/31(a)(c)		700	687,587
Series 2015-1A, Class ARR, (3-mo. LIBOR US + 1.11%), 6.38%, 01/22/31(a)(c)		250	247,325
Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.45%), 6.72%, 01/22/31(a)(c)		250	244,078
Series 2015-3A, Class BR, (3-mo. LIBOR US + 1.15%), 6.42%, 04/19/29(a)(c)		1,420	1,392,041
Series 2017-1A, Class AR, (3-mo. LIBOR US + 1.01%), 6.27%, 04/23/29(a)(c)		4,950	4,917,801
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 04/23/29(a)(c)		2,910	2,892,302
Series 2017-1A, Class C, (3-mo. LIBOR US + 2.45%), 7.71%, 04/23/29(a)(c)		250	247,911
Series 2017-5A, Class A1, (3-mo. LIBOR US + 1.18%), 6.44%, 11/16/30(a)(c)		330	327,536
Series 2017-5A, Class C, (3-mo. LIBOR US + 2.85%), 8.11%, 11/16/30(a)(c)		300	282,633

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.00%), 6.26%, 04/18/31(a)(c)	USD	6,964	$ 6,905,102
Series 2019-5A, Class A1R1, (3-mo. LIBOR US + 1.14%), 6.40%, 01/15/35(a)(c)		400	395,476
Series 2020-1A, Class A1R, (3-mo. LIBOR US + 1.15%), 6.41%, 07/15/36(a)(c)		1,200	1,180,140
Series 2020-1A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/36(a)(c)		3,260	3,212,937
Series 2020-3A, Class A1R, (3-mo. LIBOR US + 1.13%), 6.38%, 10/20/34(a)(c)		7,210	7,070,054
Series 2021-4A, Class A, (3-mo. LIBOR US + 1.05%), 6.31%, 07/15/33(a)(c)		6,450	6,373,924
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.58%), 6.84%, 07/15/33(a)(c)		500	493,516
Series 2021-4A, Class C, (3-mo. LIBOR US + 1.85%), 7.11%, 07/15/33(a)(c)		250	242,717
Series 2021-5A, Class A, (3-mo. LIBOR US + 1.14%), 6.40%, 07/15/34(a)(c)		2,030	1,998,036
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. LIBOR US + 0.20%), 5.35%, 05/25/37(c)		4,706	3,070,556
Series 2007-AHL2, Class A3C, (1-mo. LIBOR US + 0.27%), 5.42%, 05/25/37(c)		2,138	1,396,374
Series 2007-AHL3, Class A3B, (1-mo. LIBOR US + 0.17%), 5.32%, 07/25/45(c)		3,468	2,395,608
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. LIBOR US + 1.20%), 6.45%, 10/20/30(a)(c)		1,029	1,019,533
Series 2015-1A, Class DR, (3-mo. LIBOR US + 2.95%), 8.20%, 10/20/30(a)(c)		620	581,468
Clontarf Park CLO DAC, Series 1X, Class CE, (3-mo. EURIBOR + 3.05%), 6.33%, 08/05/30(c)(d)	EUR	1,750	1,880,002
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	1,084	937,043
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	409,366
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	100,858
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	226,331
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(a)		5,981	5,889,485
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		678	664,802
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		122	113,582
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		238	212,658
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,139	1,925,317
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		812	323,101
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		870	332,963
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	294,787
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	242,032
Series 2000-5, Class A6, 7.96%, 05/01/31		2,106	617,468
Series 2000-5, Class A7, 8.20%, 05/01/31		3,842	1,160,255
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. LIBOR US + 1.40%), 6.66%, 04/17/30(a)(c)		250	244,368
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. LIBOR US + 0.90%), 6.05%, 10/25/34(c)		360	345,707
Series 2005-16, Class 1AF, 4.47%, 04/25/36(c)		2,251	1,927,427
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2006-11, Class 3AV2, (1-mo. LIBOR US + 0.16%), 5.47%, 09/25/46(c)	USD	16	$ 15,693
Series 2006-12, Class 1A, (1-mo. LIBOR US + 0.26%), 5.41%, 12/25/36(c)		1,624	1,446,418
Series 2006-17, Class 2A2, (1-mo. LIBOR US + 0.30%), 5.45%, 03/25/47(c)		97	94,794
Series 2006-18, Class M1, (1-mo. LIBOR US + 0.45%), 5.60%, 03/25/37(c)		6,532	5,673,420
Series 2006-SPS1, Class A, (1-mo. LIBOR US + 0.22%), 5.37%, 12/25/25(c)		5	39,571
Series 2007-12, Class 1A2, (1-mo. LIBOR US + 0.84%), 5.99%, 08/25/47(c)		3,265	3,096,527
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. LIBOR US + 0.27%), 5.46%, 03/15/34(c)		222	213,854
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		735	725,272
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		21,694	20,854,468
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.04%, 12/25/36(b)		344	275,116
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		536	505,796
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,794	157,192
Series 2007-CB6, Class A4, (1-mo. LIBOR US + 0.34%), 5.49%, 07/25/37(a)(c)		444	289,702
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.17%), 6.42%, 07/20/34(a)(c)		250	245,432
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 4.68%, 02/22/34(c)(d)	EUR	990	1,016,087
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 4.71%, 07/21/30(c)(d)		250	264,802
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.67%, 01/25/29(b)	USD	46	65,128
Series 2006-S5, Class A5, 6.16%, 06/25/35		59	70,558
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1-mo. LIBOR US + 0.30%), 5.49%, 12/15/33(a)(c)		105	104,482
Series 2006-RES, Class 5B1A, (1-mo. LIBOR US + 0.19%), 5.38%, 05/15/35(a)(c)		18	17,800
Series 2006-RES, Class 5B1B, (1-mo. LIBOR US + 0.19%), 5.38%, 05/15/35(a)(c)		41	39,881
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. LIBOR US + 0.18%), 5.37%, 05/15/35(c)		116	114,207
Series 2006-C, Class 2A, (1-mo. LIBOR US + 0.18%), 5.37%, 05/15/36(c)		719	691,618
Series 2006-H, Class 1A, (1-mo. LIBOR US + 0.15%), 5.34%, 11/15/36(c)		419	409,201
Series 2006-I, Class 1A, (1-mo. LIBOR US + 0.14%), 5.33%, 01/15/37(c)		292	262,967

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.18%), 6.43%, 10/20/30(a)(c)	USD	4,629	$ 4,596,947
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/30(a)(c)		500	494,670
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.24%), 6.50%, 07/15/36(a)(c)		1,180	1,170,559
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.22%), 6.48%, 10/15/36(a)(c)		250	247,374
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.38%, 04/15/37(a)(c)		510	499,542
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. LIBOR US + 2.10%), 7.42%, 08/15/31(a)(c)		300	289,672
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3-mo. LIBOR US + 2.05%), 7.31%, 07/15/30(a)(c)		250	242,042
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/34(a)(c)		5,540	5,486,082
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. LIBOR US + 1.70%), 6.96%, 10/15/30(a)(c)		3,440	3,371,346
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. LIBOR US + 0.95%), 6.21%, 07/18/30(a)(c)		947	939,291
Series 2017-49A, Class BR, (3-mo. LIBOR US + 1.60%), 6.86%, 07/18/30(a)(c)		500	484,121
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/30(a)(c)		450	435,902
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. LIBOR US + 1.12%), 6.38%, 01/15/31(a)(c)		18,285	18,185,559
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 07/18/30(a)(c)		300	294,185
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3-mo. LIBOR US + 1.15%), 6.40%, 10/20/34(a)(c)		750	737,884
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. LIBOR US + 1.12%), 6.50%, 05/20/34(a)(c)		3,580	3,509,344
Series 2020-77A, Class XR, (3-mo. LIBOR US + 1.00%), 6.38%, 05/20/34(a)(c)		375	374,410
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 04/17/33(a)(c)		500	486,109
Series 2020-78A, Class D, (3-mo. LIBOR US + 3.00%), 8.26%, 04/17/33(a)(c)		250	230,561
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3-mo. LIBOR US + 1.22%), 6.48%, 01/18/32(a)(c)		250	248,700
Series 2020-83A, Class E, (3-mo. LIBOR US + 5.55%), 10.81%, 01/18/32(a)(c)		350	310,589
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. LIBOR US + 1.10%), 6.48%, 05/20/34(a)(c)		2,330	2,289,978
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. LIBOR US + 0.90%), 6.16%, 04/15/29(a)(c)	USD	981	$ 972,885
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3-mo. LIBOR US + 1.20%), 6.52%, 08/15/30(a)(c)		8,575	8,509,723
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. LIBOR US + 1.49%), 6.75%, 07/15/30(a)(c)		250	247,142
Series 2018-1A, Class C, (3-mo. LIBOR US + 2.20%), 7.46%, 10/15/30(a)(c)		3,550	3,446,104
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		3,120	3,003,592
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.86%, 04/16/36(a)(c)		1,000	1,000,270
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.45%), 6.70%, 10/20/33(a)(c)		250	248,552
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 04/20/34(a)(c)		3,750	3,692,747
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.90%, 04/20/34(a)(c)		500	489,608
Series 2019-2A, Class ER, (3-mo. LIBOR US + 6.80%), 12.05%, 04/20/34(a)(c)		1,500	1,466,605
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/34(a)(c)		2,880	2,815,669
Series 2020-2A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 10/20/34(a)(c)		2,514	2,455,754
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3-mo. LIBOR US + 1.04%), 6.29%, 10/20/34(a)(c)		7,250	7,171,084
Series 2021-3A, Class C, (3-mo. LIBOR US + 1.95%), 7.20%, 10/20/34(a)(c)		1,200	1,184,356
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. LIBOR US + 1.15%), 6.40%, 01/20/35(a)(c)		790	776,175
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 5.56%, 04/24/34(a)(c)	EUR	700	732,659
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 6.46%, 04/24/34(a)(c)		1,585	1,605,579
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,947,212
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. LIBOR US + 0.71%), 5.86%, 11/25/35(c)	USD	4,940	4,794,936
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 6.78%, 10/15/34(a)(c)	EUR	500	498,564
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. LIBOR US + 1.05%), 6.20%, 10/25/34(c)	USD	1,000	905,568
Series 2006-FF13, Class A1, (1-mo. LIBOR US + 0.24%), 5.39%, 10/25/36(c)		2,013	1,331,184
Series 2006-FF13, Class A2C, (1-mo. LIBOR US + 0.32%), 5.47%, 10/25/36(c)		1,180	786,474
Series 2006-FF16, Class 2A3, (1-mo. LIBOR US + 0.28%), 5.43%, 12/25/36(c)		9,888	4,119,633

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A5, (1-mo. LIBOR US + 0.15%), 5.30%, 12/25/36(c)	USD	9,917	$ 8,969,574
Series 2006-FFH1, Class M2, (1-mo. LIBOR US + 0.60%), 5.75%, 01/25/36(c)		2,804	2,418,977
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,483,503
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.20%, 04/17/31(a)(c)		1,230	1,220,601
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.00%), 8.32%, 11/16/34(a)(c)		250	233,081
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.11%), 6.38%, 07/19/34(a)(c)		13,960	13,704,321
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		4,122	3,738,687
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. LIBOR US + 0.28%), 5.43%, 02/25/37(c)		2,046	1,563,449
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. LIBOR US + 1.25%), 6.41%, 11/16/36(a)(c)		4,032	3,912,065
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.97%, 01/19/39(a)(c)		15,719	15,395,315
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.39%, 06/19/37(a)(c)		4,435	4,379,562
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.66%, 08/17/37(a)(c)		10,459	10,433,556
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. LIBOR US + 1.40%), 6.67%, 07/24/30(a)(c)		250	241,798
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. LIBOR US + 0.97%), 6.23%, 10/15/30(a)(c)		1,315	1,296,830
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. LIBOR US + 1.10%), 6.36%, 07/15/31(a)(c)		1,220	1,204,945
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. LIBOR US + 1.00%), 6.25%, 04/20/31(a)(c)		250	247,602
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. LIBOR US + 1.20%), 6.46%, 04/16/34(a)(c)		4,180	4,127,215
Galaxy XXV CLO Ltd., Series 2018-25A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 10/25/31(a)(c)		750	738,399
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A2, (3-mo. LIBOR US + 1.30%), 6.56%, 07/15/31(a)(c)		1,000	985,663
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 01/22/31(a)(c)		248	245,655
Generate CLO 3 Ltd., Series 3A, Class BR, (3-mo. LIBOR US + 1.75%), 7.00%, 10/20/29(a)(c)		3,380	3,334,395
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3-mo. LIBOR US + 1.09%), 6.34%, 04/20/32(a)(c)		8,250	8,159,414
Series 4A, Class BR, (3-mo. LIBOR US + 1.55%), 6.80%, 04/20/32(a)(c)		3,000	2,931,528
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd.
Series 7A, Class A1, (3-mo. LIBOR US + 1.37%), 6.64%, 01/22/33(a)(c)	USD	250	$ 245,552
Series 7A, Class C, (3-mo. LIBOR US + 2.75%), 8.02%, 01/22/33(a)(c)		500	491,233
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.19%), 6.45%, 10/15/30(a)(c)		500	496,226
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 10/15/30(a)(c)		250	242,715
Series 2017-1A, Class C, (3-mo. LIBOR US + 1.95%), 7.21%, 10/15/30(a)(c)		3,360	3,253,520
Series 2017-1A, Class D, (3-mo. LIBOR US + 2.95%), 8.21%, 10/15/30(a)(c)		2,652	2,444,835
GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.35%, 05/25/53(a)(c)		9,645	9,607,215
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. LIBOR US + 1.02%), 6.27%, 04/20/34(a)(c)		450	445,821
Series 2021-11A, Class A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/20/34(a)(c)		5,520	5,420,640
Series 2021-11A, Class E, (3-mo. LIBOR US + 5.35%), 10.60%, 10/20/34(a)(c)		250	224,466
Series 2021-9A, Class E, (3-mo. LIBOR US + 4.75%), 10.00%, 01/20/33(a)(c)		250	221,765
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. LIBOR US + 1.55%), 6.80%, 04/20/30(a)(c)		500	491,404
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3-mo. LIBOR US + 1.11%), 6.41%, 10/29/29(a)(c)		1,173	1,163,522
Series 2014-9A, Class BR2, (3-mo. LIBOR US + 1.60%), 6.90%, 10/29/29(a)(c)		1,000	995,326
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3-mo. LIBOR US + 1.12%), 6.37%, 07/20/31(a)(c)		4,688	4,670,232
Series 2015-10A, Class DR, (3-mo. LIBOR US + 3.05%), 8.30%, 07/20/31(a)(c)		500	482,564
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. LIBOR US + 1.07%), 6.33%, 01/18/31(a)(c)		3,749	3,735,344
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		3,339	3,290,246
Golub Capital Partners CLO Ltd., Series 2021-55A, Class A, (3-mo. LIBOR US + 1.20%), 6.45%, 07/20/34(a)(c)		430	425,510
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		5,108	4,683,994
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,635	4,411,182
Gracie Point International Funding
Series 2021-1A, Class B, (1-mo. LIBOR US + 1.40%), 6.57%, 11/01/23(a)(c)		710	710,002
Series 2021-1A, Class C, (1-mo. LIBOR US + 2.40%), 7.57%, 11/01/23(a)(c)		940	940,003
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 7.79%, 07/01/24(a)(c)		9,317	9,323,244
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 8.42%, 07/01/24(a)(c)		3,708	3,710,483

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gracie Point International Funding
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 8.28%, 11/01/24(a)(c)	USD	5,550	$ 5,558,812
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		271	268,664
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		802	699,060
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 6.29%, 04/15/31(a)(c)		1,000	990,403
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.28%, 07/15/39(a)(c)		1,368	1,330,751
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.26%), 6.51%, 01/20/30(a)(c)		822	817,729
Series 2017-1A, Class D, (3-mo. LIBOR US + 3.30%), 8.55%, 01/20/30(a)(c)		250	240,206
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR US + 0.70%), 5.85%, 12/25/35(c)		836	353,603
Series 2006-4, Class 1A1, 3.63%, 03/25/36(c)		1,636	1,171,582
Series 2006-5, Class 2A1, (1-mo. LIBOR US + 0.14%), 5.29%, 03/25/36(c)		11	4,231
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		454	91,788
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. LIBOR US + 0.40%), 5.55%, 01/25/47(c)		753	389,705
Series 2007-HS1, Class M6, (1-mo. LIBOR US + 3.38%), 8.53%, 02/25/47(c)		1,300	1,220,163
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. LIBOR US + 2.10%), 7.37%, 07/28/31(a)(c)		250	247,989
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3-mo. LIBOR US + 1.37%), 6.63%, 04/15/33(a)(c)		6,320	6,234,160
Series 2020-IA, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 04/15/33(a)(c)		250	242,156
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3-mo. LIBOR US + 1.32%), 6.58%, 04/15/34(a)(c)		300	294,960
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.20%), 6.46%, 07/15/34(a)(c)		12,060	11,905,234
Series 2021-4A, Class A2, (3-mo. LIBOR US + 1.85%), 7.11%, 07/15/34(a)(c)		1,750	1,714,328
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. LIBOR US + 1.80%), 7.06%, 07/15/34(a)(c)		470	467,585
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.35%, 07/15/35(a)(c)		1,950	1,904,830
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.26%, 04/25/34(a)(c)	EUR	750	749,328
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 4.61%, 04/25/34(c)(d)		540	565,338
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3-mo. LIBOR US + 1.25%), 6.51%, 07/18/31(a)(c)	USD	750	737,825
Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.
Series 3A-2014, Class A1R, (3-mo. LIBOR US + 1.18%), 6.44%, 07/18/29(a)(c)	USD	2,348	$ 2,343,430
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		7,212	6,710,563
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. LIBOR US + 0.60%), 5.75%, 07/25/36(c)		2,440	2,202,557
Series 2007-1, Class 2A3, (1-mo. LIBOR US + 0.30%), 5.45%, 05/25/37(c)		1,843	1,385,062
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. LIBOR US + 2.03%), 3.65%, 07/25/34(c)		299	285,910
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,708	194,408
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,761	7,539,272
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. LIBOR US + 1.14%), 6.39%, 04/20/34(a)(c)		5,620	5,525,438
Series 6A-2015, Class A1R, (3-mo. LIBOR US + 1.00%), 6.33%, 02/05/31(a)(c)		10,618	10,529,045
Series 9A-2016, Class A1BR, (3-mo. LIBOR US + 1.40%), 6.67%, 07/19/30(a)(c)		300	293,803
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3-mo. LIBOR US + 1.14%), 6.41%, 10/19/28(a)(c)		2,542	2,520,383
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.98%, 01/15/34(c)(d)	EUR	350	345,925
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. LIBOR US + 1.80%), 7.06%, 07/25/34(a)(c)	USD	250	243,497
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1-mo. LIBOR US + 0.41%), 5.56%, 05/25/36(c)		789	762,728
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		7,928	7,411,064
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. LIBOR US + 1.70%), 7.25%, 09/15/29(a)(c)		360	358,508
LCM 26 Ltd., Series 26A, Class A1, (3-mo. LIBOR US + 1.07%), 6.32%, 01/20/31(a)(c)		7,624	7,570,542
LCM 29 Ltd., Series 29A, Class AR, (3-mo. LIBOR US + 1.07%), 6.33%, 04/15/31(a)(c)		850	835,635
LCM XIV LP, Series 14A, Class AR, (3-mo. LIBOR US + 1.04%), 6.29%, 07/20/31(a)(c)		500	494,897
LCM XVII LP, Series 17A, Class A1AR, (3-mo. LIBOR US + 1.13%), 6.39%, 10/15/31(a)(c)		350	345,586
LCM XX LP
Series 20A, Class AR, (3-mo. LIBOR US + 1.04%), 6.29%, 10/20/27(a)(c)		470	468,840
Series 20A, Class BR, (3-mo. LIBOR US + 1.55%), 6.80%, 10/20/27(a)(c)		610	606,985
LCM XXI LP
Series 21A, Class AR, (3-mo. LIBOR US + 0.88%), 6.13%, 04/20/28(a)(c)		232	231,684
Series 21A, Class BR, (3-mo. LIBOR US + 1.40%), 6.65%, 04/20/28(a)(c)		250	249,419
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,821	3,561,112

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)	USD	1,945	$ 292,256
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,173	1,636,937
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		1,878	1,836,668
Series 2002-A, Class C, 0.00%, 06/15/33		212	195,414
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. LIBOR US + 0.09%), 5.24%, 06/25/37(a)(c)		311	197,556
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	549,723
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,180,850
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.62%, 01/17/37(a)(c)		2,712	2,658,316
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		5,128	3,962,920
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		5,010	3,735,116
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(c)		4,510	4,453,007
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. LIBOR US + 0.30%), 5.45%, 06/25/36(c)		3,047	1,436,911
Series 2006-7, Class 2A3, (1-mo. LIBOR US + 0.32%), 5.47%, 08/25/36(c)		8,265	3,353,691
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. LIBOR US + 1.38%), 6.64%, 01/17/30(a)(c)		430	426,257
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3-mo. LIBOR US + 1.75%), 7.01%, 04/15/29(a)(c)		472	471,445
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1-mo. LIBOR US + 3.25%), 8.40%, 03/25/32(c)		204	204,194
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 6.38%, 05/25/34(a)(c)	EUR	1,000	981,468
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. LIBOR US + 0.90%), 6.17%, 07/23/29(a)(c)	USD	5,018	4,965,600
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. LIBOR US + 0.95%), 6.22%, 04/19/30(a)(c)		6,204	6,174,802
Series 2014-13A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.77%, 04/19/30(a)(c)		5,140	5,088,703
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3-mo. LIBOR US + 0.92%), 6.19%, 01/22/28(a)(c)		6,080	6,044,183
Series 2015-19A, Class A2R2, (3-mo. LIBOR US + 1.50%), 6.77%, 01/22/28(a)(c)		1,000	992,325
Madison Park Funding XLI Ltd.
Series 12A, Class AR, (3-mo. LIBOR US + 0.83%), 6.10%, 04/22/27(a)(c)		884	877,534
Series 12A, Class CR, (3-mo. LIBOR US + 1.65%), 6.92%, 04/22/27(a)(c)		2,381	2,330,176
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. LIBOR US + 6.25%), 11.52%, 10/19/34(a)(c)	USD	250	$ 231,768
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. LIBOR US + 1.12%), 6.38%, 07/15/34(a)(c)		4,660	4,617,162
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. LIBOR US + 0.94%), 6.20%, 10/21/30(a)(c)		14,841	14,700,818
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3-mo. LIBOR US + 1.26%), 6.52%, 01/15/33(a)(c)		3,000	2,973,750
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. LIBOR US + 0.97%), 6.26%, 07/27/31(a)(c)		1,475	1,462,310
Series 2017-23A, Class BR, (3-mo. LIBOR US + 1.55%), 6.84%, 07/27/31(a)(c)		500	495,105
Series 2017-23A, Class CR, (3-mo. LIBOR US + 2.00%), 7.29%, 07/27/31(a)(c)		900	873,373
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.06%, 10/20/29(a)(c)		510	498,428
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.91%, 04/25/29(a)(c)		1,430	1,402,011
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. LIBOR US + 1.20%), 6.50%, 07/29/30(a)(c)		11,236	11,198,928
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. LIBOR US + 1.03%), 6.28%, 04/20/30(a)(c)		500	497,364
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. LIBOR US + 1.70%), 6.97%, 01/23/31(a)(c)		500	491,901
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.28%, 10/15/32(a)(c)		1,560	1,541,689
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3-mo. LIBOR US + 1.12%), 6.38%, 04/25/32(a)(c)		250	247,666
Series 2019-34A, Class DR, (3-mo. LIBOR US + 3.35%), 8.61%, 04/25/32(a)(c)		250	244,359
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. LIBOR US + 1.07%), 6.33%, 07/15/33(a)(c)		2,110	2,077,975
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. LIBOR US + 1.12%), 6.38%, 07/17/34(a)(c)		5,010	4,935,627
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 6.68%, 10/15/32(a)(c)	EUR	1,680	1,694,975
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.18%), 6.44%, 12/18/30(a)(c)	USD	1,945	1,927,425
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. LIBOR US + 1.85%), 7.11%, 07/25/34(a)(c)		250	239,660
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 8.92%, 01/22/35(a)(c)		250	238,116

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner CLO LLC
Series 2016-3A, Class AR2, (3-mo. LIBOR US + 0.99%), 6.26%, 07/23/29(a)(c)	USD	1,060	$ 1,053,636
Series 2016-3A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.77%, 07/23/29(a)(c)		1,978	1,959,595
Series 2016-3A, Class CR2, (3-mo. LIBOR US + 2.05%), 7.32%, 07/23/29(a)(c)		5,162	5,029,871
Series 2016-3A, Class DR2, (3-mo. LIBOR US + 2.90%), 8.17%, 07/23/29(a)(c)		500	468,199
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,366,579
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,081,043
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,397,542
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	977,423
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. LIBOR US + 0.52%), 5.67%, 06/25/36(a)(c)		1,047	915,926
Series 2007-HE1, Class A4, (1-mo. LIBOR US + 0.28%), 5.43%, 05/25/37(c)		1,318	1,020,329
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. LIBOR US + 0.52%), 5.67%, 06/25/46(a)(c)		254	240,730
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a)		6,046	5,711,506
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. LIBOR US + 0.48%), 5.63%, 05/25/37(c)		1,493	1,114,481
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. LIBOR US + 0.39%), 5.54%, 08/25/37(c)		392	317,946
Series 2006-RM3, Class A2B, (1-mo. LIBOR US + 0.18%), 5.33%, 06/25/37(c)		852	179,788
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.71%, 09/17/37(a)(c)		2,265	2,266,403
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.23%, 06/19/37(a)(c)		4,653	4,638,576
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. LIBOR US + 1.08%), 6.24%, 10/16/36(a)(c)		850	828,750
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3-mo. LIBOR US + 0.97%), 6.23%, 04/21/31(a)(c)		1,987	1,974,692
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		4,481	3,825,236
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. LIBOR US + 0.60%), 5.75%, 12/25/34(c)		820	711,509
Series 2005-HE5, Class M4, (1-mo. LIBOR US + 0.87%), 6.02%, 09/25/35(c)		2,760	2,243,267
Series 2007-SEA1, Class 2A1, (1-mo. LIBOR US + 1.90%), 7.05%, 02/25/47(a)(c)		573	534,764
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. LIBOR US + 0.32%), 5.47%, 04/25/36(c)		1,445	1,007,695
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1-mo. LIBOR US + 0.34%), 5.49%, 11/25/36(c)		3,669	674,641
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,671	1,511,340
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		547	476,429
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2020-1A, Class A, 2.10%, 04/20/46(a)	USD	808	$ 691,979
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		1,808	1,672,946
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		1,529	1,525,615
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		5,345	5,142,597
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. LIBOR US + 1.25%), 6.50%, 10/20/30(a)(c)		2,498	2,477,280
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.60%), 6.86%, 10/18/28(a)(c)		750	734,202
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3-mo. LIBOR US + 1.60%), 6.85%, 10/20/30(a)(c)		250	246,615
Series 2018-1A, Class C, (3-mo. LIBOR US + 2.05%), 7.30%, 10/20/30(a)(c)		250	243,259
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. LIBOR US + 0.41%), 5.56%, 04/25/37(c)		3,320	2,990,356
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,503,494
Series 2020-A, Class A2B, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/68(a)(c)		1,614	1,587,000
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		165	156,329
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,137,694
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,518,653
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,845,204
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,251,424
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	18,506,155
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,425,845
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,956,273
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,546,751
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	687,763
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,230,500
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	9,832,158
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	530,363
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	801,559
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,384,783
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	263,872
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. LIBOR US + 1.03%), 6.30%, 01/28/30(a)(c)		942	938,744
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. LIBOR US + 0.92%), 6.18%, 10/15/29(a)(c)		738	732,262
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.77%, 04/22/29(a)(c)		1,500	1,473,489
Series 2014-17A, Class CR2, (3-mo. LIBOR US + 2.00%), 7.27%, 04/22/29(a)(c)		1,900	1,857,883
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. LIBOR US + 1.04%), 6.30%, 04/15/34(a)(c)		2,690	2,640,215
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. LIBOR US + 1.16%), 6.42%, 07/15/34(a)(c)		1,000	986,317
Series 2015-20A, Class BRR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/34(a)(c)		750	743,813

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/30(a)(c)	USD	250	$ 248,821
Series 2016-22A, Class CR, (3-mo. LIBOR US + 2.20%), 7.46%, 10/17/30(a)(c)		250	244,546
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3-mo. LIBOR US + 1.35%), 6.61%, 10/18/29(a)(c)		250	244,057
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. LIBOR US + 0.92%), 6.18%, 10/18/30(a)(c)		6,646	6,592,921
Series 2017-26A, Class BR, (3-mo. LIBOR US + 1.40%), 6.66%, 10/18/30(a)(c)		250	244,640
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3-mo. LIBOR US + 1.13%), 6.40%, 10/19/31(a)(c)		500	495,702
Series 2018-29A, Class B1, (3-mo. LIBOR US + 1.70%), 6.97%, 10/19/31(a)(c)		250	246,430
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.80%, 01/20/35(a)(c)		500	490,521
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. LIBOR US + 1.45%), 6.70%, 07/20/31(a)(c)		1,000	991,964
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3-mo. LIBOR US + 7.20%), 12.45%, 01/20/32(a)(c)		250	240,653
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/35(a)(c)		3,940	3,900,767
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. LIBOR US + 0.68%), 5.83%, 12/25/35(c)		2,174	1,687,871
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.44%, 12/21/29(a)(c)		230	229,517
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. LIBOR US + 0.40%), 5.55%, 10/25/36(a)(c)		69	78,492
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.11%, 01/21/35(a)(c)	EUR	400	418,318
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	513	229,986
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		326	176,421
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,558	4,371,119
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. LIBOR US + 1.80%), 7.06%, 10/15/34(a)(c)		250	241,648
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3-mo. LIBOR US + 1.45%), 6.72%, 04/24/29(a)(c)		2,500	2,483,655
Series 2013-4A, Class BRR, (3-mo. LIBOR US + 1.90%), 7.17%, 04/24/29(a)(c)		4,618	4,547,484
Series 2013-4A, Class CRR, (3-mo. LIBOR US + 3.00%), 8.27%, 04/24/29(a)(c)		3,000	2,935,196
Series 2014-5A, Class A1R, (3-mo. LIBOR US + 1.08%), 6.35%, 04/26/31(a)(c)		660	654,694
Series 2014-5A, Class A2R, (3-mo. LIBOR US + 1.40%), 6.67%, 04/26/31(a)(c)		1,070	1,048,820
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo. LIBOR US + 1.12%), 6.37%, 07/20/29(a)(c)	USD	389	$ 387,898
Series 2014-7A, Class A2RR, (3-mo. LIBOR US + 1.65%), 6.90%, 07/20/29(a)(c)		1,250	1,229,061
Series 2017-14A, Class B, (3-mo. LIBOR US + 1.95%), 7.33%, 11/20/30(a)(c)		500	487,358
Series 2019-16A, Class AR, (3-mo. LIBOR US + 1.00%), 6.21%, 04/10/33(a)(c)		1,480	1,464,235
Series 2019-17A, Class A1R, (3-mo. LIBOR US + 1.04%), 6.29%, 07/20/32(a)(c)		1,000	985,760
Series 2020-18A, Class AR, (3-mo. LIBOR US + 1.09%), 6.34%, 07/20/32(a)(c)		2,080	2,058,229
Series 2020-19A, Class BR, (3-mo. LIBOR US + 1.70%), 6.95%, 10/20/34(a)(c)		500	494,543
Series 2021-22A, Class A, (3-mo. LIBOR US + 1.18%), 6.43%, 12/02/34(a)(c)		2,010	1,982,300
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 4.53%, 01/15/32(c)(d)	EUR	1,130	1,193,686
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 5.50%, 04/20/33(a)(c)		250	259,002
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.50%, 04/20/33(a)(c)		250	251,788
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/34(a)(c)	USD	250	242,186
Octagon 57 Ltd., Series 2021-1A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 10/15/34(a)(c)		500	494,725
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.57%, 04/25/36(a)(c)		750	749,980
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. LIBOR US + 0.96%), 6.22%, 04/16/31(a)(c)		7,300	7,240,933
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.19%), 6.44%, 01/20/31(a)(c)		500	496,585
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 0.97%), 6.23%, 04/15/31(a)(c)		1,250	1,239,385
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.58%), 6.84%, 07/25/30(a)(c)		750	740,187
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/30(a)(c)		350	343,280
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3-mo. LIBOR US + 1.65%), 6.91%, 10/25/32(a)(c)		250	244,196
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/36(a)(c)		3,290	3,226,021
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.62%, 07/19/30(a)(c)		1,430	1,426,968
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.02%), 6.28%, 07/17/30(a)(c)		3,580	3,540,987

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. LIBOR US + 1.00%), 6.26%, 01/25/31(a)(c)	USD	8,415	$ 8,364,498
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. LIBOR US + 1.70%), 7.05%, 11/18/31(a)(c)		250	246,510
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.41%, 04/21/34(a)(c)		14,440	14,227,140
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. LIBOR US + 1.14%), 6.39%, 07/02/35(a)(c)		3,475	3,426,169
Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.65%), 6.90%, 07/02/35(a)(c)		2,989	2,946,061
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 10/22/36(a)(c)		1,000	980,522
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. LIBOR US + 1.14%), 6.39%, 07/20/34(a)(c)		850	836,621
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. LIBOR US + 1.04%), 6.43%, 05/23/31(a)(c)		6,219	6,186,266
Series 2016-1A, Class B1R, (3-mo. LIBOR US + 1.60%), 6.85%, 01/20/33(a)(c)		250	246,746
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		5,083	4,598,062
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		2,035	2,027,043
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,275,577
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 5.83%, 06/16/36(a)(c)		1,958	1,906,637
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. LIBOR US + 0.74%), 5.89%, 11/25/35(c)		4,030	3,211,705
Series 2007-CP1, Class 2A3, (1-mo. LIBOR US + 0.21%), 5.36%, 03/25/37(c)		2,360	1,859,960
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		1,895	1,529,476
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,684	3,893,011
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,378	2,070,785
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		967	879,627
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.39%, 10/15/37(a)(c)		600	587,563
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,687	1,447,673
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.52%, 10/22/30(a)(c)		10,927	10,841,750
Series 2013-4A, Class A2R, (3-mo. LIBOR US + 1.70%), 6.97%, 10/22/30(a)(c)		2,120	2,091,732
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. LIBOR US + 2.10%), 7.36%, 10/17/29(a)(c)		1,160	1,135,818
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. LIBOR US + 1.02%), 6.28%, 04/15/31(a)(c)		3,120	3,068,914
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. LIBOR US + 1.65%), 6.90%, 04/20/31(a)(c)	USD	850	$ 831,411
OZLM XXI Ltd., Series 2017-21A, Class B, (3-mo. LIBOR US + 1.90%), 7.15%, 01/20/31(a)(c)		930	905,242
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. LIBOR US + 1.07%), 6.33%, 01/17/31(a)(c)		953	943,075
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. LIBOR US + 1.70%), 6.95%, 07/20/32(a)(c)		750	736,238
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. LIBOR US + 1.00%), 6.26%, 10/17/31(a)(c)		3,390	3,370,524
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 1.13%), 6.39%, 01/17/31(a)(c)		4,077	4,061,420
Series 2015-1A, Class A2R4, (3-mo. LIBOR US + 1.70%), 7.08%, 05/21/34(a)(c)		1,250	1,229,583
Series 2015-2A, Class A2R2, (3-mo. LIBOR US + 1.55%), 6.80%, 07/20/30(a)(c)		2,500	2,498,036
Series 2015-2A, Class CR2, (3-mo. LIBOR US + 2.75%), 8.00%, 07/20/30(a)(c)		1,000	960,941
Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 6.29%, 04/18/31(a)(c)		5,110	5,072,562
Series 2018-2A, Class A1A, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/31(a)(c)		4,820	4,787,918
Series 2018-2A, Class A1B, (3-mo. LIBOR US + 1.35%), 6.61%, 07/16/31(a)(c)		250	243,566
Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.65%), 6.91%, 07/16/31(a)(c)		1,500	1,483,608
Series 2018-2A, Class D, (3-mo. LIBOR US + 5.60%), 10.86%, 07/16/31(a)(c)		250	234,430
Series 2020-3A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.40%, 11/15/31(a)(c)		1,020	1,010,931
Series 2021-1A, Class A2, (3-mo. LIBOR US + 1.40%), 6.65%, 04/20/34(a)(c)		250	247,259
Series 2021-3A, Class A1, (3-mo. LIBOR US + 1.15%), 6.41%, 01/15/35(a)(c)		360	356,814
Series 2022-5A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.05%, 10/20/35(a)(c)		500	503,533
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.35%), 6.73%, 02/20/28(a)(c)		4,860	4,834,450
Series 2020-1A, Class C, (3-mo. LIBOR US + 2.50%), 7.88%, 02/20/28(a)(c)		375	367,157
Series 2020-1A, Class D, (3-mo. LIBOR US + 4.85%), 10.23%, 02/20/28(a)(c)		400	402,637
Series 2020-4A, Class A2, (3-mo. LIBOR US + 1.60%), 7.00%, 11/25/28(a)(c)		2,640	2,624,952
Series 2020-4A, Class C, (3-mo. LIBOR US + 3.60%), 9.00%, 11/25/28(a)(c)		500	500,954
Series 2021-1A, Class D, (3-mo. LIBOR US + 6.00%), 11.25%, 04/20/29(a)(c)		500	481,971
Series 2021-2A, Class A2, (3-mo. LIBOR US + 1.25%), 6.63%, 05/20/29(a)(c)		1,430	1,410,432
Series 2021-2A, Class D, (3-mo. LIBOR US + 5.00%), 10.38%, 05/20/29(a)(c)		500	458,466
Series 2021-4A, Class C, (3-mo. LIBOR US + 2.60%), 7.86%, 10/15/29(a)(c)		250	238,032
Series 2021-4A, Class D, (3-mo. LIBOR US + 5.00%), 10.26%, 10/15/29(a)(c)		1,480	1,355,693

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.89%, 10/15/30(a)(c)	USD	1,810	$ 1,772,919
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.19%, 10/15/30(a)(c)		390	377,311
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.09%, 10/15/30(a)(c)		250	238,022
Parallel Ltd., Series 2015-1A, Class C1R, (3-mo. LIBOR US + 1.75%), 7.00%, 07/20/27(a)(c)		844	840,925
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-1A, Class A1, (3-mo. LIBOR US + 1.48%), 6.80%, 05/15/32(a)(c)		500	497,349
Series 2019-1A, Class A2A, (3-mo. LIBOR US + 2.00%), 7.32%, 05/15/32(a)(c)		500	484,806
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.40%), 8.66%, 07/15/34(a)(c)		250	235,901
Penta CLO, Series 2022-11A, Class B, (3-mo. EURIBOR + 2.45%), 5.77%, 11/15/34(a)(c)	EUR	2,720	2,898,101
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. LIBOR US + 1.18%), 6.45%, 07/24/31(a)(c)	USD	975	965,932
Pikes Peak CLO 8, Series 2021-8A, Class A, (3-mo. LIBOR US + 1.17%), 6.42%, 07/20/34(a)(c)		7,000	6,927,757
Post CLO Ltd.
Series 2018-1A, Class D, (3-mo. LIBOR US + 2.95%), 8.21%, 04/16/31(a)(c)		500	472,199
Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.83%, 04/20/36(a)(c)		500	499,363
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.75%), 7.02%, 04/16/32(a)(c)		500	479,855
Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.40%), 8.67%, 04/16/32(a)(c)		250	229,273
PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,724	5,181,290
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)(e)		1,207	1,114,217
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,198,751
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.45%, 07/25/51(a)(c)		2,827	2,790,501
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.70%, 07/25/51(a)(c)		554	549,109
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.95%, 07/25/51(a)(c)		447	443,333
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.10%, 07/25/51(a)(c)		500	495,195
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	513,989
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,786,814
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,575,566
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	4,852,307
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,504,814
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)	USD	2,122	$ 1,782,884
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,572	7,236,532
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,239,786
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,862,200
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,272,752
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,103,081
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,229,636
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,224,284
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,697,229
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. LIBOR US + 0.94%), 6.20%, 10/15/30(a)(c)		4,617	4,585,688
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. LIBOR US + 1.10%), 6.36%, 07/25/31(a)(c)		5,472	5,437,089
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. LIBOR US + 1.09%), 6.34%, 01/20/34(a)(c)		2,300	2,281,756
Series 2021-15A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 01/20/34(a)(c)		430	424,868
Rad CLO 16 Ltd., Series 2022-16A, Class A1, (3-mo. CME Term SOFR + 2.25%), 7.24%, 10/15/34(a)(c)		325	325,967
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 10/15/31(a)(c)		3,255	3,218,273
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.55%), 6.81%, 04/15/32(a)(c)		250	247,358
Series 2019-3A, Class CR, (3-mo. LIBOR US + 1.85%), 7.11%, 04/15/32(a)(c)		475	464,711
Rad CLO 4 Ltd., Series 2019-4A, Class C, (3-mo. LIBOR US + 2.80%), 8.06%, 04/25/32(a)(c)		675	672,088
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. LIBOR US + 1.12%), 6.39%, 07/24/32(a)(c)		3,770	3,718,249
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3-mo. LIBOR US + 1.20%), 6.46%, 04/17/33(a)(c)		500	494,999
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. LIBOR US + 1.90%), 7.16%, 01/15/34(a)(c)		250	248,820
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 4.41%, 07/25/34(c)		1,281	966,743
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.40%), 6.65%, 04/20/34(a)(c)		500	476,563
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3-mo. LIBOR US + 2.45%), 7.71%, 04/17/30(a)(c)		250	250,135

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. LIBOR US + 1.16%), 6.41%, 04/20/34(a)(c)	USD	4,700	$ 4,646,110
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. LIBOR US + 1.15%), 6.66%, 06/20/34(a)(c)		1,600	1,585,933
Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.60%), 7.11%, 06/20/34(a)(c)		500	487,403
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 10/17/30(a)(c)		750	742,616
Regatta X Funding Ltd., Series 2017-3A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/17/31(a)(c)		250	248,286
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3-mo. LIBOR US + 3.10%), 8.36%, 07/15/31(a)(c)		375	355,166
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3-mo. LIBOR US + 2.05%), 7.31%, 01/15/33(a)(c)		250	248,007
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/34(a)(c)		750	733,401
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. LIBOR US + 3.10%), 8.35%, 01/20/35(a)(c)		250	241,535
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	892,444
Series 2021-3, Class A, 3.88%, 10/17/33(e)		21,460	18,537,148
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	386,483
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	727,348
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	464,626
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,473,009
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. LIBOR US + 1.06%), 6.32%, 01/18/34(a)(c)		5,690	5,567,975
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. LIBOR US + 1.10%), 6.35%, 04/20/34(a)(c)		4,827	4,713,565
Series 2017-2A, Class BR, (3-mo. LIBOR US + 1.50%), 6.76%, 10/15/29(a)(c)		8,271	8,163,721
Series 2017-2A, Class CR, (3-mo. LIBOR US + 1.90%), 7.16%, 10/15/29(a)(c)		2,750	2,701,820
Series 2017-2A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 10/15/29(a)(c)		4,766	4,481,217
Series 2017-3A, Class A, (3-mo. LIBOR US + 1.19%), 6.44%, 10/20/30(a)(c)		14,672	14,591,809
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.10%), 6.48%, 05/20/31(a)(c)		1,953	1,934,908
Series 2018-1A, Class B, (3-mo. LIBOR US + 1.72%), 7.10%, 05/20/31(a)(c)		1,500	1,463,490
Series 2018-2A, Class A, (3-mo. LIBOR US + 1.16%), 6.41%, 10/20/31(a)(c)		1,000	991,230
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.65%), 7.03%, 08/20/32(a)(c)		1,250	1,204,982
Series 2020-1A, Class B, (3-mo. LIBOR US + 1.80%), 7.05%, 01/20/32(a)(c)		680	666,208
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 5.40%, 12/20/31(c)(d)	EUR	2,448	2,609,656
Series 2018-1X, Class C, (3-mo. EURIBOR + 2.47%), 6.02%, 12/20/31(c)(d)		1,305	1,368,852
Security		Par (000)	Value
Asset-Backed Securities (continued)
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. LIBOR US + 2.15%), 7.42%, 10/23/30(a)(c)	USD	750	$ 723,877
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 6.28%, 04/20/31(a)(c)		5,262	5,198,193
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. LIBOR US + 1.15%), 6.41%, 07/15/35(a)(c)		9,490	9,335,859
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. LIBOR US + 1.09%), 6.35%, 01/15/30(a)(c)		3,793	3,762,475
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. LIBOR US + 1.55%), 6.81%, 04/15/30(a)(c)		1,400	1,371,491
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/31(a)(c)		1,000	988,083
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 4.93%, 01/15/37(a)(c)	EUR	1,160	1,223,197
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. LIBOR US + 1.01%), 6.16%, 10/25/35(c)	USD	340	238,711
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		5,202	4,721,722
SESAC Finance LLC, Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,572	2,413,617
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. LIBOR US + 0.32%), 5.47%, 07/25/36(c)		884	184,042
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/34(a)(c)		250	244,930
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. LIBOR US + 1.16%), 6.42%, 04/17/34(a)(c)		11,570	11,347,081
Series 2014-1A, Class BR3, (3-mo. LIBOR US + 1.80%), 7.06%, 04/17/34(a)(c)		3,010	2,925,276
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.75%, 04/20/29(a)(c)		7,152	7,071,800
Series 2015-1A, Class CR2, (3-mo. LIBOR US + 1.90%), 7.15%, 04/20/29(a)(c)		2,000	1,947,797
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3-mo. LIBOR US + 1.11%), 6.37%, 04/25/31(a)(c)		3,900	3,864,266
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. LIBOR US + 1.27%), 6.52%, 04/20/33(a)(c)		3,010	2,972,375
Series 2020-8A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 04/20/33(a)(c)		1,000	985,077
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3-mo. LIBOR US + 1.24%), 6.49%, 07/20/30(a)(c)		3,707	3,688,088
Series 2014-1A, Class CR, (3-mo. LIBOR US + 2.30%), 7.55%, 07/20/30(a)(c)		500	487,786
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. LIBOR US + 1.10%), 6.35%, 07/20/34(a)(c)		16,995	16,635,199
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3-mo. LIBOR US + 1.32%), 6.57%, 10/20/32(a)(c)		650	644,558
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. LIBOR US + 6.20%), 11.45%, 01/20/34(a)(c)		625	579,912

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. LIBOR US + 1.16%), 6.41%, 10/20/34(a)(c)	USD	250	$ 245,875
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3-mo. LIBOR US + 0.40%), 5.95%, 06/15/33(c)		714	695,990
Series 2004-B, Class A3, (3-mo. LIBOR US + 0.33%), 5.88%, 03/15/24(c)		55	54,873
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. LIBOR US + 4.75%), 9.94%, 10/15/41(a)(c)		13,692	14,283,831
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,363,633
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		11,822	10,481,534
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,333,984
Series 2021-A, Class C, 2.99%, 01/15/53(a)		9,894	8,476,698
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	786,207
Series 2021-C, Class C, 3.00%, 01/15/53(a)		730	634,358
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.34%, 01/26/31(a)(c)		825	813,022
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3-mo. LIBOR US + 2.05%), 7.30%, 10/20/28(a)(c)		4,500	4,478,332
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3-mo. LIBOR US + 0.90%), 6.17%, 01/23/29(a)(c)		643	637,998
Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.77%, 01/23/29(a)(c)		350	345,735
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.08%), 6.33%, 01/20/32(a)(c)		600	591,652
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. LIBOR US + 1.28%), 6.54%, 01/25/32(a)(c)		2,065	2,045,948
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1-mo. LIBOR US + 0.80%), 5.95%, 01/25/35(c)		37	33,785
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/33(c)(d)	EUR	1,420	1,482,626
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 7.61%, 04/17/38(a)(c)	USD	1,030	980,850
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.25%), 6.51%, 10/15/30(a)(c)		3,934	3,885,931
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. LIBOR US + 1.80%), 7.06%, 01/15/30(a)(c)		1,630	1,567,330
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. LIBOR US + 5.00%), 10.25%, 12/29/29(a)(c)		1,000	908,065
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	494,260
Series 2021-2A, Class E, (3-mo. LIBOR US + 5.75%), 11.00%, 12/28/29(a)(c)		250	233,680
Series 2021-3A, Class C, (3-mo. LIBOR US + 2.05%), 7.30%, 12/29/29(a)(c)		250	240,596
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stratus CLO Ltd.
Series 2021-3A, Class E, (3-mo. LIBOR US + 5.75%), 11.00%, 12/29/29(a)(c)	USD	250	$ 233,998
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		91	84,360
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 5.67%, 11/15/31(c)(d)	EUR	940	980,203
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. LIBOR US + 1.15%), 6.41%, 10/15/31(a)(c)	USD	450	447,124
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3-mo. LIBOR US + 0.88%), 6.14%, 04/15/28(a)(c)		893	888,104
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 04/18/33(a)(c)		250	246,961
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. LIBOR US + 1.60%), 6.86%, 01/15/34(a)(c)		500	495,080
Series 2020-23A, Class CR, (3-mo. LIBOR US + 2.00%), 7.26%, 01/15/34(a)(c)		500	492,884
Series 2020-23A, Class ER, (3-mo. LIBOR US + 6.15%), 11.41%, 01/15/34(a)(c)		250	235,043
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3-mo. LIBOR US + 1.20%), 6.47%, 01/23/32(a)(c)		250	248,693
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/33(a)(c)		2,377	2,346,621
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.96%), 6.29%, 11/18/30(a)(c)		3,576	3,546,308
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. LIBOR US + 1.22%), 6.54%, 08/16/34(a)(c)		250	244,375
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 01/16/31(a)(c)		1,414	1,403,660
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3-mo. LIBOR US + 1.14%), 6.39%, 01/20/31(a)(c)		2,966	2,946,262
Series 2017-9A, Class B, (3-mo. LIBOR US + 1.60%), 6.85%, 01/20/31(a)(c)		450	443,252
Series 2017-9A, Class D, (3-mo. LIBOR US + 2.90%), 8.15%, 01/20/31(a)(c)		500	483,871
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. LIBOR US + 1.12%), 6.38%, 01/15/34(a)(c)		4,870	4,822,936
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3-mo. LIBOR US + 1.18%), 6.43%, 10/20/31(a)(c)		750	746,491
Series 2018-11A, Class B, (3-mo. LIBOR US + 1.73%), 6.98%, 10/20/31(a)(c)		250	246,030
Series 2018-11A, Class D, (3-mo. LIBOR US + 3.05%), 8.30%, 10/20/31(a)(c)		250	244,218
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. LIBOR US + 1.17%), 6.43%, 07/15/34(a)(c)		500	494,016

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO III Ltd., Series 2020-3A, Class C, (3-mo. LIBOR US + 2.25%), 7.50%, 01/20/33(a)(c)	USD	750	$ 733,853
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. LIBOR US + 1.17%), 6.43%, 07/21/34(a)(c)		6,950	6,863,807
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.99%), 6.25%, 04/25/32(a)(c)		250	247,182
Series 2017-1A, Class CR, (3-mo. LIBOR US + 2.90%), 8.16%, 04/25/32(a)(c)		250	232,250
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3-mo. LIBOR US + 1.17%), 6.42%, 10/20/34(a)(c)		1,000	988,705
Series 2021-5A, Class E, (3-mo. LIBOR US + 6.35%), 11.60%, 10/20/34(a)(c)		250	228,115
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	5,940,754
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,578,543
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	852,985
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	586,966
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,165,850
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,882,884
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. LIBOR US + 1.90%), 7.15%, 07/20/32(a)(c)		250	244,887
Series 2019-1A, Class B, (3-mo. LIBOR US + 2.20%), 7.45%, 07/20/32(a)(c)		750	741,071
Series 2019-1A, Class C1, (3-mo. LIBOR US + 3.15%), 8.40%, 07/20/32(a)(c)		500	494,865
Series 2019-1A, Class E, (3-mo. LIBOR US + 7.04%), 12.29%, 07/20/32(a)(c)		250	220,501
Series 2019-2A, Class C, (3-mo. LIBOR US + 4.72%), 9.98%, 11/26/32(a)(c)		500	478,304
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.25%), 8.51%, 10/25/34(a)(c)		250	239,244
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. LIBOR US + 1.40%), 6.66%, 10/18/31(a)(c)		970	950,310
Trinitas CLO XIV Ltd., Series 2020-14A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 01/25/34(a)(c)		3,460	3,382,034
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. LIBOR US + 1.07%), 6.33%, 07/18/31(a)(c)		1,480	1,460,509
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3-mo. LIBOR US + 1.22%), 6.48%, 10/15/29(a)(c)		7,726	7,692,719
VERDE CLO Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 04/15/32(a)(c)		250	246,861
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		5,373	4,810,952
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. LIBOR US + 1.10%), 6.35%, 07/14/31(a)(c)	USD	248	$ 245,212
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.50%, 10/20/31(a)(c)		250	248,208
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.95%), 6.21%, 04/17/30(a)(c)		413	409,616
Series 2017-3A, Class A1R, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/34(a)(c)		2,178	2,134,440
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.13%), 6.39%, 10/15/30(a)(c)		6,494	6,449,781
Series 2017-4A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 10/15/30(a)(c)		250	244,011
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.30%), 6.57%, 04/19/31(a)(c)		250	247,012
Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.06%), 6.32%, 04/15/31(a)(c)		10,079	9,996,889
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 5.33%, 07/15/35(a)(c)	EUR	750	771,536
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 4.93%, 04/15/35(a)(c)		1,970	2,050,835
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. LIBOR US + 0.36%), 5.51%, 09/25/36(c)	USD	4,058	1,148,843
Series 2006-HE5, Class 1A, (1-mo. LIBOR US + 0.31%), 4.03%, 10/25/36(c)		1,281	956,439
Series 2007-HE3, Class 2A3, (1-mo. LIBOR US + 0.24%), 5.39%, 05/25/37(c)		945	776,632
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. LIBOR US + 1.95%), 7.21%, 01/17/31(a)(c)		750	719,404
Whitebox CLO I Ltd.
Series 2019-1A, Class ANAR, (3-mo. LIBOR US + 1.13%), 6.40%, 07/24/32(a)(c)		350	345,679
Series 2019-1A, Class CR, (3-mo. LIBOR US + 3.05%), 8.32%, 07/24/32(a)(c)		4,120	3,967,065
Series 2019-1A, Class DR, (3-mo. LIBOR US + 6.40%), 11.67%, 07/24/32(a)(c)		3,300	3,049,420
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.75%), 7.02%, 10/24/34(a)(c)		1,470	1,423,158
Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.35%), 8.62%, 10/24/34(a)(c)		1,470	1,406,571
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.35%), 8.61%, 10/15/34(a)(c)		1,250	1,194,033
Series 2021-3A, Class E, (3-mo. LIBOR US + 6.85%), 12.11%, 10/15/34(a)(c)		1,000	957,629
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. LIBOR US + 0.40%), 5.55%, 06/25/37(a)(c)		2,142	695,412
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3-mo. LIBOR US + 1.65%), 6.92%, 10/22/29(a)(c)		750	741,736

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO 1 Ltd.
Series 2014-1A, Class CRR, (3-mo. LIBOR US + 2.10%), 7.37%, 10/22/29(a)(c)	USD	250	$ 245,664
Series 2014-1A, Class DRR, (3-mo. LIBOR US + 3.01%), 8.28%, 10/22/29(a)(c)		250	244,011
Total Asset-Backed Securities — 9.3% (Cost: $1,833,024,636)			1,733,929,313
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc.	364,239	134,258
Banks — 0.0%
M&T Bank Corp.	4,106	508,159
Texas Capital Bancshares, Inc.(f)	10,016	515,824
Wintrust Financial Corp.	7,754	563,095
		1,587,078
Capital Markets — 0.0%
Crown PropTech Acquisitions(e)	179,759	122,236
Crown PropTech Acquisitions, Class A(f)	85,597	875,657
Northern Trust Corp.	12,856	953,144
		1,951,037
Chemicals — 0.0%
Element Solutions, Inc.	78,915	1,515,168
Energy Equipment & Services — 0.0%
Halliburton Co.	45,835	1,512,097
Transocean Ltd.(f)(g)	424,956	2,978,941
		4,491,038
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)(g)	114,665	1,012,492
Playstudios, Inc.	457,322	2,245,451
		3,257,943
Financial Services — 0.0%
Mr. Cooper Group, Inc.(f)	25,463	1,289,446
Proof Acquisition Corp. I(e)	43,947	49,221
		1,338,667
Hotel & Resort REITs — 0.1%
DiamondRock Hospitality Co.	154,224	1,235,334
Park Hotels & Resorts, Inc.	72,765	932,847
Service Properties Trust	196,054	1,703,709
Sonder Holdings, Inc., Class A	380,333	201,767
Sunstone Hotel Investors, Inc.	66,393	671,897
Xenia Hotels & Resorts, Inc.	85,018	1,046,572
		5,792,126
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)	14,400	733,968
Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)	712,487	4,410,295
IT Services — 0.0%
KINS Technology Group, Inc.	89,820	123,952
Machinery — 0.0%
Rotor Acquisition Corp.	68,776	26,135
Sarcos Technology & Robotics	2,784,143	895,102
Symbotic, Inc., Class A(f)(g)	19,025	814,460
		1,735,697
Security	Shares	Value
Metals & Mining — 0.0%
Northern Graphite Corp.(f)	99,612	$ 28,573
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(h)	43,746	1,981,256
Chesapeake Energy Corp.	21,338	1,785,564
Green Plains, Inc.(f)	67,342	2,171,106
Marathon Petroleum Corp.	11,268	1,313,849
Phillips 66	16,149	1,540,292
		8,792,067
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)	31,138	702,162
Opendoor Technologies, Inc.(f)(g)	575,955	2,315,339
		3,017,501
Software — 0.0%
Informatica, Inc., Class A(f)	19,271	356,514
Latch, Inc.	411,849	572,470
		928,984
Total Common Stocks — 0.2% (Cost: $80,781,415)		39,838,352
		Par (000)
Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems PLC, 3.40%, 04/15/30(a)	USD	26,824	24,256,208
Boeing Co.
3.95%, 08/01/59		5,377	3,971,062
5.93%, 05/01/60		5,489	5,436,236
Embraer Netherlands Finance BV
6.95%, 01/17/28(a)		446	442,655
6.95%, 01/17/28(d)		534	529,995
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27		12,199	11,181,479
2.04%, 08/16/28		11,003	9,238,653
4.20%, 05/01/30		4,049	3,751,669
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,275	5,979,078
4.40%, 06/15/28		11,379	10,936,773
2.90%, 12/15/29		2,864	2,478,535
1.80%, 01/15/31		10,934	8,653,802
Lockheed Martin Corp.
1.85%, 06/15/30		4,750	3,952,019
4.75%, 02/15/34		5,145	5,132,579
3.60%, 03/01/35		8,200	7,329,604
4.50%, 05/15/36		3,428	3,308,545
Northrop Grumman Corp.
4.70%, 03/15/33		9,377	9,202,701
4.03%, 10/15/47		12,907	11,088,513
5.25%, 05/01/50		7,474	7,595,678
4.95%, 03/15/53		21,814	21,251,173
Raytheon Technologies Corp.
7.20%, 08/15/27		2,353	2,507,897
7.00%, 11/01/28		7,205	7,689,514
4.13%, 11/16/28		25,063	24,139,055
4.15%, 05/15/45		1,895	1,610,878
3.75%, 11/01/46		7,638	6,154,107
4.35%, 04/15/47		4,190	3,713,117
4.05%, 05/04/47		6,529	5,548,062
2.82%, 09/01/51		6,581	4,419,822
3.03%, 03/15/52		16,198	11,386,724
5.38%, 02/27/53		11,593	12,038,097

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Sabena Technics SAS, 6.58%, 09/30/29 (Acquired 10/28/22, cost $7,384,015)(e)(i)	EUR	7,533	$ 8,220,010
Textron, Inc.
3.90%, 09/17/29	USD	8,086	7,411,353
3.00%, 06/01/30		5,223	4,552,715
2.45%, 03/15/31		4,710	3,884,309
			258,992,617
Air Freight & Logistics — 0.0%
GXO Logistics, Inc., 2.65%, 07/15/31		2,600	2,021,863
Automobile Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		416	346,334
Metalsa S A P I De CV, 3.75%, 05/04/31(d)		631	495,102
Nemak SAB de CV, 3.63%, 06/28/31(d)		631	489,877
			1,331,313
Automobiles — 0.0%
Ford Motor Co., 3.25%, 02/12/32		595	468,077
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	1,342,980
			1,811,057
Banks — 1.7%
Banco Espirito Santo SA
2.63%, 05/08/17(d)(f)(k)	EUR	400	100,390
4.75%, 01/15/18(d)(f)(k)		2,200	552,147
4.00%, 01/21/19(d)(f)(k)		6,300	1,581,149
Bangkok Bank PCL, 3.73%, 09/25/34(d)	USD	600	511,098
Bank of America Corp.
3.82%, 01/20/28		4,850	4,585,902
6.20%, 11/10/28		2,997	3,080,463
3.42%, 12/20/28		2,880	2,641,028
3.97%, 03/05/29		24,496	22,933,873
5.20%, 04/25/29		43,051	42,580,504
2.09%, 06/14/29		2,106	1,796,753
2.59%, 04/29/31		2,183	1,832,709
1.90%, 07/23/31		12,426	9,895,456
1.92%, 10/24/31		2,506	1,983,679
2.65%, 03/11/32		8,093	6,702,923
2.69%, 04/22/32		10,512	8,711,783
2.97%, 02/04/33		57,247	47,722,599
4.57%, 04/27/33		34,998	32,906,649
5.29%, 04/25/34		3,386	3,354,531
Series N, 1.66%, 03/11/27		1,998	1,797,962
Barclays PLC
7.44%, 11/02/33		3,110	3,364,678
6.22%, 05/09/34		12,500	12,450,441
Citigroup, Inc., 2.57%, 06/03/31		5,936	4,952,502
JPMorgan Chase & Co.
2.95%, 02/24/28		2,345	2,153,100
4.57%, 06/14/30		10,474	10,063,343
2.58%, 04/22/32		2,186	1,815,730
2.96%, 01/25/33		21,084	17,761,437
5.35%, 06/01/34		6,066	6,114,343
Lehman Brothers Holdings Capital Trust VII, 5.86%(e)(f)(k)(l)		1,888	—
Morgan Stanley Bank N.A., 4.75%, 04/21/26		16,655	16,409,708
Shinhan Bank Co. Ltd., 4.50%, 04/12/28(d)		200	195,618
Texas Capital Bank N.A., (3-mo. LIBOR US + 4.50%), 10.04%, 09/30/24(a)(c)		13,455	12,691,529
Washington Mutual Escrow Bonds
0.00% (e)(f)(k)(l)		13,308	1
0.00% (e)(f)(k)(l)		11,911	1
0.00% (e)(f)(k)(l)		2,570	—
Security		Par (000)	Value
Banks (continued)
Washington Mutual Escrow Bonds
0.00% (e)(f)(k)(l)	USD	3,115	$ —
Wells Fargo & Co.
2.88%, 10/30/30		2,942	2,540,960
5.39%, 04/24/34		24,739	24,581,016
			310,366,005
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44		5,179	4,751,365
Anheuser-Busch InBev Worldwide, Inc., 8.00%, 11/15/39		1,382	1,743,463
			6,494,828
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35		14,533	13,839,384
4.50%, 05/14/35		10,240	9,728,980
4.45%, 05/14/46		5,295	4,662,220
Amgen, Inc.
4.05%, 08/18/29		15,855	15,032,691
5.25%, 03/02/30		25,153	25,203,187
4.40%, 02/22/62		2,203	1,808,065
5.75%, 03/02/63		23,908	24,253,172
Gilead Sciences, Inc.
2.60%, 10/01/40		12,713	9,207,437
4.80%, 04/01/44		11,164	10,656,795
4.50%, 02/01/45		3,278	2,989,901
			117,381,832
Broadline Retail — 0.0%
Rakuten Group, Inc., 10.25%, 11/30/24(a)		905	891,415
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30		2,170	1,982,511
Capital Markets — 2.8%
Credit Suisse AG
0.50%, 02/02/24		2,714	2,610,785
4.75%, 08/09/24		18,477	18,057,736
3.63%, 09/09/24		13,134	12,648,210
7.95%, 01/09/25		13,454	13,726,345
3.70%, 02/21/25		25,010	23,899,663
2.95%, 04/09/25		3,319	3,118,939
5.00%, 07/09/27		12,729	12,288,464
7.50%, 02/15/28		6,904	7,333,502
0.25%, 09/01/28(d)	EUR	1,350	1,179,527
Deutsche Bank AG
5.37%, 09/09/27	USD	12,695	12,482,936
6.72%, 01/18/29		4,550	4,556,486
Goldman Sachs Group, Inc.
0.66%, 09/10/24		15,952	15,772,622
3.50%, 04/01/25		20,679	19,864,043
2.60%, 02/07/30		4,917	4,187,698
1.99%, 01/27/32		3,309	2,604,927
2.62%, 04/22/32		25,664	21,047,539
2.38%, 07/21/32		4,128	3,306,524
2.65%, 10/21/32		45,090	36,754,041
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(e)(f)(k)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,143,871
3.75%, 02/25/52		4,114	3,262,624
3.10%, 11/29/61		8,295	5,440,880

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
3.59%, 07/22/28(c)	USD	3,607	$ 3,328,141
5.12%, 02/01/29		17,693	17,449,490
5.16%, 04/20/29		64,074	63,291,386
4.43%, 01/23/30		9,604	9,137,587
2.70%, 01/22/31		27,646	23,512,743
1.79%, 02/13/32		14,476	11,228,990
2.24%, 07/21/32		19,683	15,643,780
2.51%, 10/20/32		17,978	14,521,132
4.89%, 07/20/33		17,013	16,374,148
6.34%, 10/18/33		14,012	14,906,010
5.25%, 04/21/34		62,873	62,083,830
UBS Group AG
3.75%, 03/26/25		9,118	8,725,010
2.59%, 09/11/25(a)		3,210	3,059,679
4.55%, 04/17/26		4,391	4,220,480
2.19%, 06/05/26(a)		6,071	5,566,916
4.28%, 01/09/28(a)		860	794,815
0.65%, 01/14/28(d)	EUR	3,500	3,278,408
6.44%, 08/11/28(a)	USD	10,860	10,900,170
6.54%, 08/12/33(a)		2,725	2,791,524
9.02%, 11/15/33(a)		9,931	11,903,675
			531,005,277
Chemicals — 0.1%
Eastman Chemical Co., 5.75%, 03/08/33		2,230	2,227,302
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)		559	503,993
9.75%, 11/15/28(a)		7,959	7,762,413
Pioneer Midco, 10.50%, 11/18/30(e)		6,437	6,308,157
Project Montelena, 10.25%, 06/20/30(e)	EUR	8,300	8,909,784
Sasol Financing U.S.A. LLC
5.88%, 03/27/24	USD	1,846	1,816,556
8.75%, 05/03/29(a)		383	373,425
			27,901,630
Commercial Services & Supplies — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29(a)		780	674,700
Garda World Security Corp., 7.75%, 02/15/28(a)		377	374,218
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		8,615	6,379,149
Republic Services, Inc., 5.00%, 04/01/34		5,111	5,099,519
Waste Management, Inc., 2.95%, 06/01/41		1,183	876,401
			13,403,987
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	3,461,669
Motorola Solutions, Inc.
2.75%, 05/24/31		15,050	12,329,858
5.60%, 06/01/32		10,768	10,669,840
5.50%, 09/01/44		7,352	6,978,712
			33,440,079
Construction & Engineering — 0.1%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(k)	CNH	340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	384	339,817
Homes by West Bay LLC, 9.50%, 04/30/27(e)		7,801	7,215,925
IHS Holding Ltd.
5.63%, 11/29/26(d)		272	236,947
6.25%, 11/29/28(a)		214	175,386
Jacobs Engineering Group, Inc., 5.90%, 03/01/33		1,411	1,384,306
			9,352,381
Security		Par (000)	Value
Consumer Finance — 0.3%
Capital One Financial Corp.
3.27%, 03/01/30	USD	3,171	$ 2,692,429
5.82%, 02/01/34		12,173	11,613,953
6.38%, 06/08/34		5,940	5,897,442
General Motors Financial Co., Inc.
1.70%, 08/18/23		9,374	9,325,353
4.00%, 01/15/25		14,339	13,896,389
5.80%, 06/23/28		6,440	6,415,432
2.35%, 01/08/31		7,370	5,773,247
			55,614,245
Consumer Staples Distribution & Retail — 0.0%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(d)		640	632,922
4.88%, 04/21/33(d)		405	401,047
CVS Health Corp.
3.75%, 04/01/30		1,903	1,745,578
5.63%, 02/21/53		940	934,483
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		796	621,899
			4,335,929
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(a)		2,193	1,883,717
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 04/30/25(a)		2,193	2,144,962
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)		4,502	4,472,775
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		942	904,465
			9,405,919
Diversified REITs — 1.9%
American Tower Corp.
2.95%, 01/15/25		714	682,836
3.95%, 03/15/29		8,087	7,451,950
3.80%, 08/15/29		17,483	15,949,464
2.90%, 01/15/30		11,822	10,196,484
1.88%, 10/15/30		4,797	3,785,032
2.70%, 04/15/31		10,757	8,920,005
2.30%, 09/15/31		10,899	8,670,313
5.65%, 03/15/33		13,757	13,949,823
5.55%, 07/15/33		14,212	14,309,475
Crown Castle International Corp.
4.45%, 02/15/26		2,370	2,306,199
3.30%, 07/01/30		14,514	12,819,868
Crown Castle, Inc.
3.80%, 02/15/28		2,389	2,226,666
4.30%, 02/15/29		8,995	8,457,075
3.10%, 11/15/29		8,664	7,543,680
2.25%, 01/15/31		16,608	13,536,191
2.10%, 04/01/31		20,950	16,756,059
2.50%, 07/15/31		8,260	6,785,713
5.10%, 05/01/33		17,275	16,975,872
Digital Dutch Finco BV
1.50%, 03/15/30(d)	EUR	6,150	5,256,860
1.00%, 01/15/32(d)		5,050	3,883,843
Equinix, Inc.
3.20%, 11/18/29	USD	7,158	6,284,177
2.15%, 07/15/30		18,919	15,289,402
2.50%, 05/15/31		3,362	2,737,324
Freed Corp., 10.00%, 12/01/23(e)		6,841	6,490,546

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	USD	12,298	$ 12,031,939
5.30%, 01/15/29		5,053	4,811,232
4.00%, 01/15/30		11,970	10,373,893
4.00%, 01/15/31		3,727	3,222,216
3.25%, 01/15/32		10,848	8,758,822
VICI Properties LP
4.95%, 02/15/30		15,069	14,135,927
5.13%, 05/15/32		3,006	2,812,546
5.63%, 05/15/52		1,096	976,317
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		1,972	1,862,988
4.25%, 12/01/26(a)		21,788	20,382,267
5.75%, 02/01/27(a)		12,255	11,994,214
3.75%, 02/15/27(a)		13,579	12,456,502
4.50%, 01/15/28(a)		2,049	1,882,610
3.88%, 02/15/29(a)		10,046	8,815,995
4.63%, 12/01/29(a)		17,641	16,015,735
4.13%, 08/15/30(a)		16,185	14,249,759
WP Carey, Inc., 2.40%, 02/01/31		7,500	6,028,751
			362,076,570
Diversified Telecommunication Services — 1.1%
AT&T Inc.
5.40%, 02/15/34		32,790	32,846,328
4.50%, 05/15/35		25,989	23,891,748
5.25%, 03/01/37		2,455	2,397,209
4.85%, 03/01/39		1,948	1,792,026
4.55%, 03/09/49		2,005	1,701,456
5.15%, 02/15/50		805	756,372
3.65%, 06/01/51		3,669	2,693,486
3.50%, 09/15/53		4,434	3,138,898
3.55%, 09/15/55		2,568	1,797,769
3.80%, 12/01/57		11,687	8,461,359
3.65%, 09/15/59		16,195	11,275,267
Axtel SAB de CV
6.38%, 11/14/24(a)		1,258	1,272,090
6.38%, 11/14/24(d)		400	404,480
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		554	508,809
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		337	232,680
8.00%, 12/31/26(a)		221	46,034
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,278,975
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,320,000
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		903	500,623
Verizon Communications, Inc.
3.15%, 03/22/30		12,680	11,267,303
7.75%, 12/01/30		1,970	2,287,190
1.75%, 01/20/31		11,518	9,086,943
2.36%, 03/15/32		52,574	42,284,448
5.05%, 05/09/33		5,592	5,529,773
4.50%, 08/10/33		4,311	4,068,090
4.40%, 11/01/34		15,220	14,047,649
3.40%, 03/22/41		4,487	3,463,096
2.88%, 11/20/50		2,883	1,878,239
3.00%, 11/20/60		2,500	1,561,595
3.70%, 03/22/61		2,558	1,860,229
			196,650,164
Security		Par (000)	Value
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28	USD	8,470	$ 7,950,569
2.10%, 07/01/30		2,906	2,373,025
5.40%, 06/01/33		7,895	7,854,367
3.80%, 10/01/47		2,473	1,868,283
3.45%, 05/15/51		2,926	2,080,956
5.25%, 05/15/52		5,238	4,941,330
Series H, 3.45%, 01/15/50		1,475	1,058,057
AEP Transmission Co. LLC
3.75%, 12/01/47		2,214	1,766,429
4.25%, 09/15/48		2,124	1,825,116
3.80%, 06/15/49		2,302	1,838,881
3.15%, 09/15/49		3,515	2,500,288
Series M, 3.65%, 04/01/50		8,101	6,290,598
Series O, 4.50%, 06/15/52		7,156	6,399,650
Alabama Power Co.
3.75%, 03/01/45		4,370	3,434,563
3.00%, 03/15/52		3,227	2,177,817
American Electric Power Co., Inc., 5.63%, 03/01/33		1,880	1,911,319
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		9,610	7,946,814
Baltimore Gas & Electric Co.
4.25%, 09/15/48		2,200	1,868,732
3.20%, 09/15/49		3,823	2,767,774
2.90%, 06/15/50		4,364	2,909,235
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,733,896
3.95%, 03/01/48		532	438,860
4.25%, 02/01/49		3,381	2,942,458
3.35%, 04/01/51		3,693	2,755,111
4.85%, 10/01/52		1,780	1,687,775
5.30%, 04/01/53		3,739	3,820,035
Commonwealth Edison Co.
4.00%, 03/01/49		2,790	2,308,942
3.13%, 03/15/51		6,727	4,714,353
5.30%, 02/01/53		2,635	2,677,878
Connecticut Light & Power Co., 4.90%, 07/01/33		8,187	8,142,492
Consolidated Edison Co. of New York, Inc.
4.50%, 12/01/45		2,227	1,937,096
6.15%, 11/15/52		6,163	6,775,119
4.30%, 12/01/56		3,045	2,471,393
4.50%, 05/15/58		2,351	1,961,383
DTE Electric Co.
3.95%, 03/01/49		3,229	2,653,135
3.25%, 04/01/51		3,142	2,272,607
5.40%, 04/01/53		5,490	5,665,972
Series A, 4.05%, 05/15/48		5,713	4,745,141
Duke Energy Carolinas LLC
4.95%, 01/15/33		5,120	5,082,075
3.75%, 06/01/45		2,487	1,956,355
3.70%, 12/01/47		5,364	4,203,797
3.95%, 03/15/48		2,248	1,831,715
3.45%, 04/15/51		873	637,917
5.35%, 01/15/53		13,912	14,092,197
5.40%, 01/15/54		4,060	4,136,498
Duke Energy Florida LLC
2.50%, 12/01/29		13,021	11,241,662
1.75%, 06/15/30		2,371	1,928,679
3.00%, 12/15/51		10,810	7,405,472
5.95%, 11/15/52		9,036	9,842,485

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Ohio, Inc., 5.65%, 04/01/53	USD	2,105	$ 2,157,419
Duke Energy Progress LLC
3.45%, 03/15/29		12,906	11,832,795
2.50%, 08/15/50		5,236	3,249,346
4.00%, 04/01/52		3,300	2,671,651
5.35%, 03/15/53		5,429	5,463,523
Edison International
4.95%, 04/15/25		7,471	7,312,464
5.75%, 06/15/27		3,598	3,598,169
5.25%, 11/15/28		9,194	8,946,587
6.95%, 11/15/29		10,001	10,519,818
Entergy Louisiana LLC
4.20%, 09/01/48		7,609	6,363,959
4.20%, 04/01/50		2,103	1,758,642
Entergy Mississippi LLC, 2.85%, 06/01/28		5,216	4,672,931
Evergy Kansas Central, Inc., 5.70%, 03/15/53		4,560	4,695,366
Eversource Energy, 5.45%, 03/01/28		11,428	11,504,637
Exelon Corp.
5.10%, 06/15/45		8,841	8,189,072
5.60%, 03/15/53		7,163	7,216,906
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,302,660
Series B, 4.15%, 07/15/27		9,423	8,950,266
Series B, 2.25%, 09/01/30		2,734	2,214,540
Series C, 3.40%, 03/01/50		4,237	2,919,971
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		1,770	1,725,914
4.55%, 04/01/49(a)		11,626	9,698,711
Florida Power & Light Co.
3.99%, 03/01/49		6,574	5,541,274
3.15%, 10/01/49		2,743	1,999,645
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		1,722	1,350,817
India Green Power Holdings, 4.00%, 02/22/27(d)		423	369,279
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,576,815
4.25%, 07/15/49		3,988	3,391,110
3.15%, 04/15/50		2,450	1,714,581
2.70%, 08/01/52		2,581	1,630,765
Northern States Power Co.
4.00%, 08/15/45		1,818	1,478,066
2.90%, 03/01/50		4,953	3,411,725
2.60%, 06/01/51		2,833	1,816,517
3.20%, 04/01/52		3,123	2,236,514
5.10%, 05/15/53		4,772	4,697,555
NRG Energy, Inc.
2.45%, 12/02/27(a)		6,430	5,418,613
7.00%, 03/15/33(a)		605	610,012
Ohio Power Co.
2.60%, 04/01/30		4,526	3,866,535
5.00%, 06/01/33		10,176	9,983,064
4.00%, 06/01/49		3,666	2,967,769
Series Q, 1.63%, 01/15/31		6,880	5,425,052
Series R, 2.90%, 10/01/51		7,663	5,085,744
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		3,618	3,416,334
3.80%, 09/30/47		2,314	1,882,564
4.60%, 06/01/52		7,530	6,877,537
Pacific Gas & Electric Co.
4.95%, 07/01/50		5,955	4,677,117
3.50%, 08/01/50		4,514	2,871,379
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
5.25%, 03/01/52	USD	2,175	$ 1,766,390
6.70%, 04/01/53		4,077	4,002,535
PECO Energy Co.
3.05%, 03/15/51		6,614	4,568,733
2.85%, 09/15/51		7,028	4,630,501
Pennsylvania Electric Co., 5.15%, 03/30/26(a)		2,360	2,324,172
Public Service Co. of New Hampshire, 5.15%, 01/15/53		6,767	6,781,683
Public Service Electric & Gas Co.
3.65%, 09/01/28		2,811	2,633,233
3.80%, 03/01/46		2,396	1,937,703
3.60%, 12/01/47		2,012	1,579,682
3.85%, 05/01/49		3,410	2,795,513
2.05%, 08/01/50		5,935	3,492,747
3.00%, 03/01/51		2,726	1,916,180
San Diego Gas & Electric Co.
5.35%, 04/01/53		10,707	10,619,687
Series RRR, 3.75%, 06/01/47		3,474	2,707,509
Southern California Edison Co.
2.25%, 06/01/30		13,795	11,530,708
2.50%, 06/01/31		8,192	6,806,758
5.95%, 11/01/32		14,955	15,653,375
5.70%, 03/01/53		587	586,869
Series A, 4.20%, 03/01/29		2,310	2,195,381
Southwestern Electric Power Co., 5.30%, 04/01/33		3,632	3,584,774
Southwestern Public Service Co.
3.70%, 08/15/47		2,393	1,833,935
3.75%, 06/15/49		5,497	4,212,580
3.15%, 05/01/50		10,187	7,089,475
Tampa Electric Co., 4.45%, 06/15/49		2,671	2,263,613
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	17,444,119
Union Electric Co., 5.45%, 03/15/53		3,359	3,422,785
			535,468,671
Electrical Equipment — 0.0%
FreeWire Technologies, Inc., 12.59%, 03/31/25(e)		8,078	8,199,562
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 6.13%, 03/01/26		1,880	1,875,548
Energy Equipment & Services — 0.0%
Transocean, Inc., 8.75%, 02/15/30(a)		711	721,665
Financial Services — 0.4%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(m)		1,399	1,137,864
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		1,278	1,231,672
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		1,552	1,295,811
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		917	853,560
CNH Industrial Capital LLC, 4.20%, 01/15/24		3,283	3,250,342
Credit Suisse U.S.A., Inc., 7.13%, 07/15/32		4,322	4,787,140
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/25(m)		534	47,221
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(a)		1,672	1,657,370
Fortune Star BVI Ltd., 6.85%, 07/02/24(d)		540	481,950
Freedom Mortgage Corp.
8.13%, 11/15/24(a)		2,320	2,298,438
8.25%, 04/15/25(a)		679	662,033

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Glencore Funding LLC
2.63%, 09/23/31(a)	USD	2,683	$ 2,159,925
5.70%, 05/08/33(a)		11,196	11,108,394
Lessen Senior Secured Notes, 9.51%, 01/05/28(e)		10,556	9,817,458
Nasdaq, Inc.
5.55%, 02/15/34		14,548	14,605,217
6.10%, 06/28/63		4,395	4,494,118
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		410	381,417
5.50%, 08/15/28(a)		1,859	1,628,382
5.13%, 12/15/30(a)		1,626	1,319,011
5.75%, 11/15/31(a)		801	657,977
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(d)(l)(m)		286	7,702
Pearl Holding III Ltd., 9.00%, 10/22/25(d)		228	70,179
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(a)		1,599	1,343,908
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(e)		1,599	1,535,105
Series 2019-1C, 7.00%, 12/15/25(e)		1,298	1,286,904
Series 2022-1A, 4.84%, 03/15/31(e)		4,273	4,112,797
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)		4,793	4,560,575
			76,792,470
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24(d)		754	742,818
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(d)		636	622,975
Kernel Holding SA
6.50%, 10/17/24(d)		550	401,500
6.75%, 10/27/27(d)		200	131,090
Knight Castle Investments Ltd., 7.99%, 01/23/22(f)(k)		700	490,000
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,043,316
			5,431,699
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)		2,724	2,766,549
Atmos Energy Corp.
4.30%, 10/01/48		274	238,129
4.13%, 03/15/49		219	184,100
5.75%, 10/15/52		1,760	1,862,750
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		3,527	3,194,577
2.50%, 03/15/31		1,118	912,810
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		513	428,355
3.75%, 10/16/29(d)		730	609,550
Southwest Gas Corp., 5.45%, 03/23/28		7,770	7,746,335
			17,943,155
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		3,968	4,196,714
3.30%, 09/15/51		14,199	10,596,196
4.45%, 01/15/53		2,770	2,534,540
CSX Corp.
4.30%, 03/01/48		5,959	5,184,966
3.35%, 09/15/49		2,236	1,649,528
4.50%, 11/15/52		2,068	1,867,836
4.50%, 08/01/54		1,924	1,702,954
4.25%, 11/01/66		3,597	2,961,056
Security		Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp.
3.05%, 05/15/50	USD	6,811	$ 4,708,964
4.05%, 08/15/52		9,784	8,048,598
3.70%, 03/15/53		5,911	4,550,217
4.55%, 06/01/53		2,035	1,837,699
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.88%, 11/15/27(a)		11,523	11,423,764
5.70%, 02/01/28(a)		8,756	8,640,573
Ryder System, Inc.
5.65%, 03/01/28		9,589	9,593,004
5.25%, 06/01/28		10,192	10,063,175
Union Pacific Corp.
4.95%, 05/15/53		940	935,573
3.95%, 08/15/59		2,062	1,667,644
3.55%, 05/20/61		3,563	2,612,510
2.97%, 09/16/62		9,550	6,218,166
4.10%, 09/15/67		3,513	2,905,698
3.75%, 02/05/70		2,398	1,813,733
3.85%, 02/14/72		2,572	1,977,107
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,247	2,111,784
			109,801,999
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 3.88%, 04/01/29(a)		5,101	4,433,091
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32		4,765	4,850,901
			9,283,992
Health Care Providers & Services — 0.6%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,966,055
3.13%, 05/15/50		2,814	1,962,062
3.60%, 03/15/51		2,273	1,738,055
6.10%, 10/15/52		3,245	3,554,818
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)		284	290,807
HCA, Inc.
5.38%, 02/01/25		1,370	1,357,989
5.25%, 04/15/25		16,196	15,988,029
5.25%, 06/15/26		14,660	14,499,769
5.88%, 02/01/29		205	206,331
4.13%, 06/15/29		7,164	6,629,485
3.50%, 09/01/30		23,878	20,930,250
Select Medical Corp., 6.25%, 08/15/26(a)		5,720	5,621,754
Tenet Healthcare Corp.
4.25%, 06/01/29		2,390	2,159,192
4.38%, 01/15/30		2,281	2,058,364
UnitedHealth Group, Inc.
4.63%, 11/15/41		1,926	1,805,085
4.75%, 07/15/45		2,474	2,367,411
3.75%, 10/15/47		5,011	4,124,187
4.45%, 12/15/48		2,372	2,161,001
3.25%, 05/15/51		2,873	2,142,988
4.75%, 05/15/52		8,510	8,073,030
4.95%, 05/15/62		3,673	3,531,108
6.05%, 02/15/63		1,561	1,765,140
5.20%, 04/15/63		3,306	3,307,223
			109,240,133
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		2,502	2,156,224

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust
4.50%, 03/15/25	USD	1,396	$ 1,318,717
7.50%, 09/15/25		3,867	3,797,383
5.50%, 12/15/27		397	349,048
XHR LP, 4.88%, 06/01/29(a)		385	330,137
			7,951,509
Hotels, Restaurants & Leisure — 0.2%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	987,357
Caesars Entertainment, Inc., 8.13%, 07/01/27(a)		2,327	2,381,612
Full House Resorts, Inc., 8.25%, 02/15/28(a)		749	701,049
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 5.00%, 12/30/27(b)(d)(m)		1,274	1,096,970
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	22,869,690
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,799	1,588,603
REXLot Holdings Ltd., 4.50%, 04/17/19(d)(f)(j)(k)	HKD	1,161	148
Sonder Holdings, Inc., 7.26%, 01/19/27(e)	USD	9,700	8,487,890
Wynn Macau Ltd., 4.88%, 10/01/24(a)		253	245,673
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		1,412	1,265,425
			39,624,417
Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	2,991,717
4.63%, 08/01/29(a)		573	488,328
4.63%, 04/01/30(a)		1,574	1,343,566
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	4,820,682
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	594,141
Century Communities, Inc., 6.75%, 06/01/27		2,837	2,841,264
M/I Homes, Inc., 4.95%, 02/01/28		2,745	2,558,889
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,432	1,334,476
4.63%, 03/01/30(a)		1,691	1,461,860
New Home Co., Inc., 7.25%, 10/15/25(a)		608	562,400
TRI Pointe Group, Inc.
5.25%, 06/01/27		1,395	1,319,607
5.70%, 06/15/28		179	172,914
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	917,120
			21,406,964
Household Products — 0.0%
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	517,463
Independent Power and Renewable Electricity Producers — 0.0%
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		1,011	936,608
4.50%, 02/09/27(d)		287	266,248
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(m)		2,747	934,145
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		2,041	201,020
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		405	397,503
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	357,161
			3,092,685
Security		Par (000)	Value
Industrial REITs — 0.1%
Prologis LP, 5.13%, 01/15/34	USD	11,780	$ 11,695,904
Insurance — 0.2%
AIA Group Ltd., 4.95%, 04/04/33(d)		400	399,072
Ambac Assurance Corp., 5.10%(a)(l)		462	672,505
Aon Corp.
3.75%, 05/02/29		9,063	8,389,222
2.80%, 05/15/30		3,045	2,635,500
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31		6,260	5,155,251
5.00%, 09/12/32		4,306	4,248,092
5.35%, 02/28/33		12,008	12,095,480
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		3,336	2,222,397
5.45%, 03/15/53		3,985	4,055,745
			39,873,264
IT Services — 0.4%
Atento Luxco 1 SA
8.00%, 02/10/26(a)		945	148,790
8.00%, 02/10/26(d)		320	50,384
Gen Digital, Inc.
6.75%, 09/30/27(a)		500	498,592
7.13%, 09/30/30(a)		500	500,837
Global Payments, Inc.
1.20%, 03/01/26		4,863	4,321,628
4.80%, 04/01/26		9,310	9,088,325
2.15%, 01/15/27		9,065	8,057,441
4.95%, 08/15/27		6,455	6,289,349
4.45%, 06/01/28		6,797	6,377,328
3.20%, 08/15/29		17,654	15,344,586
5.30%, 08/15/29		6,496	6,328,752
2.90%, 05/15/30		11,828	10,025,148
			67,031,160
Machinery — 0.0%
HTA Group Ltd., 7.00%, 12/18/25(a)		354	334,463
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		2,530	2,337,397
			2,671,860
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		11,668	9,644,245
5.13%, 07/01/49		13,792	10,850,487
4.80%, 03/01/50		6,627	5,000,063
3.70%, 04/01/51		3,801	2,401,771
5.25%, 04/01/53		5,096	4,115,951
6.83%, 10/23/55		3,272	3,084,604
4.40%, 12/01/61		2,169	1,464,185
3.95%, 06/30/62		10,205	6,278,466
Comcast Corp.
2.65%, 02/01/30		5,135	4,491,644
1.95%, 01/15/31		2,360	1,931,169
3.40%, 07/15/46		3,610	2,739,659
3.97%, 11/01/47		3,092	2,560,885
2.80%, 01/15/51		2,820	1,866,680
2.89%, 11/01/51		3,196	2,142,779
5.50%, 05/15/64		4,382	4,443,678
Cox Communications, Inc.
3.15%, 08/15/24(a)		4,582	4,426,996
2.95%, 10/01/50(a)		2,976	1,870,506
CSC Holdings LLC, 5.25%, 06/01/24		3,085	2,869,182

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DISH DBS Corp., 5.88%, 11/15/24	USD	1,988	$ 1,738,738
FactSet Research Systems, Inc., 3.45%, 03/01/32		12,321	10,480,632
Meta Platforms, Inc.
5.60%, 05/15/53		5,812	5,968,994
5.75%, 05/15/63		14,417	14,920,457
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)		1,231	1,067,911
TEGNA, Inc., 5.00%, 09/15/29		1,137	980,937
TWDC Enterprises 18 Corp., 3.00%, 07/30/46		2,572	1,853,625
Warnermedia Holdings, Inc., 3.43%, 03/15/24		3,115	3,058,359
			112,252,603
Metals & Mining — 0.3%
Anglo American Capital PLC
4.75%, 04/10/27(a)		4,614	4,460,123
4.50%, 03/15/28(a)		830	791,488
2.25%, 03/17/28(a)		3,263	2,787,450
3.88%, 03/16/29(a)		4,539	4,109,021
5.63%, 04/01/30(a)		4,509	4,480,593
2.88%, 03/17/31(a)		9,765	8,058,762
5.50%, 05/02/33(a)		10,049	9,783,103
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(a)		5,178	4,988,755
CSN Resources SA, 5.88%, 04/08/32(a)		1,277	1,026,070
Metinvest BV
8.50%, 04/23/26(a)		223	150,525
8.50%, 04/23/26(d)		275	185,625
7.65%, 10/01/27(d)		263	165,522
Newmont Corp., 2.25%, 10/01/30		6,638	5,438,460
Periama Holdings LLC, 5.95%, 04/19/26(d)		425	407,766
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)		1,885	1,422,591
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		669	500,606
			48,756,460
Multi-Utilities — 0.4%
Ameren Illinois Co.
3.80%, 05/15/28		3,603	3,431,735
3.25%, 03/15/50		3,444	2,516,967
2.90%, 06/15/51		2,647	1,780,575
Baltimore Gas & Electric Co., 3.75%, 08/15/47		5,433	4,242,021
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		5,962	5,959,584
Consumers Energy Co.
4.63%, 05/15/33		13,246	12,884,582
3.75%, 02/15/50		5,099	4,060,313
3.50%, 08/01/51		4,324	3,304,576
4.20%, 09/01/52		11,191	9,575,178
NiSource, Inc.
3.49%, 05/15/27		2,387	2,245,819
5.25%, 03/30/28		9,702	9,694,327
5.40%, 06/30/33		3,110	3,112,079
Pacific Gas & Electric Co.
3.85%, 11/15/23		3,065	3,038,075
3.25%, 02/16/24		154	151,155
Virginia Electric & Power Co., 4.65%, 08/15/43		2,213	1,961,924
			67,958,910
Oil, Gas & Consumable Fuels — 4.0%
AI Candelaria Spain SA
7.50%, 12/15/28(d)		594	554,072
5.75%, 06/15/33(d)		601	446,555
BP Capital Markets America, Inc.
2.72%, 01/12/32		2,621	2,225,373
4.81%, 02/13/33		25,708	25,334,375
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.35%, 10/15/24	USD	2,500	$ 2,441,000
4.13%, 03/01/25(a)		619	588,050
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		3,371	3,316,221
Cameron LNG LLC
3.30%, 01/15/35(a)		13,988	11,660,455
3.40%, 01/15/38(a)		12,436	10,342,404
Cenovus Energy, Inc.
6.80%, 09/15/37		2,876	2,989,499
6.75%, 11/15/39		8,782	9,206,266
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		17,790	17,704,612
5.13%, 06/30/27		21,122	20,764,203
3.70%, 11/15/29		11,689	10,583,385
2.74%, 12/31/39		6,525	5,142,861
Cheniere Energy Partners LP
4.50%, 10/01/29		27,116	24,885,883
4.00%, 03/01/31		23,997	21,129,107
3.25%, 01/31/32		25,439	20,927,391
5.95%, 06/30/33(a)		16,501	16,549,018
Chesapeake Energy Corp.
0.00%, 02/15/26(e)(f)(k)		9,090	1
0.00%, 06/15/26(e)(f)(k)		425	—
0.00%, 08/15/26(e)(f)(k)		623	—
Civitas Resources, Inc., 8.38%, 07/01/28(a)		5,614	5,677,438
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	749,841
Devon Energy Corp.
8.25%, 08/01/23		2,833	2,834,473
5.85%, 12/15/25		1,567	1,578,881
5.25%, 10/15/27		4,892	4,818,150
5.88%, 06/15/28		1,735	1,729,075
Diamondback Energy, Inc.
3.25%, 12/01/26		26,450	24,851,046
3.50%, 12/01/29		40,295	36,270,397
3.13%, 03/24/31		32,558	27,888,458
Earthstone Energy Holdings LLC
8.00%, 04/15/27(a)		2,171	2,096,773
9.88%, 07/15/31(a)		2,158	2,133,075
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a)		3,311	2,586,719
Enbridge, Inc., 5.70%, 03/08/33		11,835	11,997,511
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(d)		355	354,112
Energy Transfer LP
7.60%, 02/01/24		1,907	1,918,075
4.25%, 04/01/24		3,259	3,208,950
3.90%, 05/15/24		5,610	5,515,040
4.05%, 03/15/25		2,850	2,769,934
5.95%, 12/01/25		4,641	4,654,739
5.75%, 02/15/33		13,941	14,032,258
6.50%, 02/01/42		8,142	8,245,690
6.10%, 02/15/42		2,093	1,978,413
5.15%, 02/01/43		1,970	1,673,659
6.13%, 12/15/45		4,188	3,978,843
5.30%, 04/15/47		5,408	4,703,716
5.40%, 10/01/47		4,488	3,955,599
6.25%, 04/15/49		2,332	2,277,615
5.00%, 05/15/50		23,689	20,006,853
Enterprise Products Operating LLC
5.95%, 02/01/41		3,357	3,496,706

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
4.20%, 01/31/50	USD	3,638	$ 3,040,539
3.70%, 01/31/51		5,466	4,181,679
3.30%, 02/15/53		3,374	2,407,544
EQT Corp.
3.13%, 05/15/26(a)		8,661	7,963,010
3.90%, 10/01/27		2,883	2,665,390
5.70%, 04/01/28		4,066	4,013,010
5.00%, 01/15/29		3,747	3,527,763
7.00%, 02/01/30		1,989	2,082,543
3.63%, 05/15/31(a)		4,883	4,199,832
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/24(e)		1,752	1,752,040
Hess Corp.
6.00%, 01/15/40		1,812	1,808,557
5.60%, 02/15/41		1,759	1,682,966
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	2,810,618
6.95%, 01/15/38		2,323	2,494,663
6.55%, 09/15/40		5,037	5,113,990
7.50%, 11/15/40		346	384,158
5.00%, 03/01/43		3,319	2,855,739
5.50%, 03/01/44		4,979	4,537,660
5.40%, 09/01/44		3,086	2,735,948
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(d)		312	289,384
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		923	615,405
MPLX LP, 5.65%, 03/01/53		2,264	2,115,191
NGPL PipeCo LLC
4.88%, 08/15/27(a)		9,848	9,332,044
3.25%, 07/15/31(a)		16,400	13,506,425
Nine Energy Service, Inc., 13.00%, 02/01/28		994	872,956
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)		1,424	1,399,080
Northwest Pipeline LLC, 4.00%, 04/01/27		13,416	12,748,097
Occidental Petroleum Corp.
7.88%, 09/15/31		6,227	6,941,876
6.45%, 09/15/36		3,573	3,666,969
Pioneer Natural Resources Co., 1.90%, 08/15/30		2,877	2,331,455
Puma International Financing SA
5.13%, 10/06/24(a)		978	948,660
5.00%, 01/24/26(d)		994	897,333
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		20,601	20,565,551
5.63%, 03/01/25		28,293	28,181,469
5.88%, 06/30/26		22,510	22,694,268
5.00%, 03/15/27		7,667	7,546,530
5.90%, 09/15/37(a)		6,418	6,509,944
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	429,460
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		4,473	4,482,170
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)		789	572,419
Sitio Royalties Corp., 10.05%, 09/21/26(e)		11,828	11,725,542
Suncor Energy, Inc., 6.50%, 06/15/38		1,638	1,700,670
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		1,688	1,475,729
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		711	732,330
Targa Resources Corp.
5.20%, 07/01/27		5,555	5,453,799
6.50%, 02/15/53		2,438	2,489,757
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	USD	1,748	$ 1,735,339
5.00%, 01/15/28		12,315	11,752,667
5.50%, 03/01/30		11,521	11,087,465
4.88%, 02/01/31		15,244	14,087,590
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		9,413	8,704,911
7.00%, 07/15/32		937	1,039,737
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		12,137	12,707,764
4.00%, 03/15/28		13,905	13,087,422
4.60%, 03/15/48		6,219	5,286,065
3.95%, 05/15/50		2,211	1,704,964
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	688,322
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,106,111
Venture Global LNG, Inc., 8.13%, 06/01/28(a)		8,957	9,097,040
Viper Energy Partners LP, 5.38%, 11/01/27(a)		4,650	4,462,687
Williams Cos., Inc., 3.50%, 10/15/51		2,367	1,632,456
			744,435,472
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30		551	514,232
Passenger Airlines — 0.4%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,692	1,497,245
Series 2017-1, Class B, 3.70%, 01/15/26(a)		14	12,982
Allegiant Travel Co.
8.50%, 02/05/24(a)		5,339	5,325,652
7.25%, 08/15/27(a)		1,070	1,066,052
American Airlines Pass-Through Trust
4.00%, 12/15/25(e)		802	781,377
3.50%, 12/15/27(e)		3,569	3,297,319
Series 2015-2, Class AA, 3.60%, 09/22/27		878	816,325
Series 2015-2, Class B, 4.40%, 09/22/23		4,379	4,347,675
Series 2016-1, Class AA, 3.58%, 01/15/28		3,207	2,969,434
Series 2016-2, Class AA, 3.20%, 06/15/28		1,585	1,419,151
Series 2017-1, Class AA, 3.65%, 02/15/29		547	503,112
Series 2019-1, Class AA, 3.15%, 02/15/32		4,421	3,848,429
American Airlines, Inc., 4.87%, 10/22/23(e)		295	292,397
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,340,656
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,008	911,624
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		2,978	2,799,949
Series 2015-1, Class AA, 3.45%, 12/01/27		1,207	1,105,872
Series 2016-1, Class AA, 3.10%, 07/07/28		486	439,405
Series 2016-2, Class AA, 2.88%, 10/07/28		1,480	1,303,706
Series 2016-2, Class B, 3.65%, 10/07/25		161	149,576
Series 2018-1, Class AA, 3.50%, 03/01/30		1,051	947,274
Series 2019-2, Class AA, 2.70%, 05/01/32		2,891	2,420,907
Series 2019-2, Class B, 3.50%, 05/01/28		2,524	2,267,851
Series 2020-1, Class A, 5.88%, 10/15/27		14,932	14,803,853
Series 2020-1, Class B, 4.88%, 01/15/26		2,651	2,530,207
			66,198,030

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53	USD	5,515	$ 5,733,842
5.34%, 05/19/63		29,317	29,667,287
			35,401,129
Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd.
7.88% (d)(l)		238	29,145
5.75%, 01/02/25(d)		200	60,102
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(d)		685	674,410
China Aoyuan Group Ltd., 8.50%, 01/23/22(d)(f)(k)		362	19,910
China Evergrande Group
11.50%, 01/22/24(f)(k)		2,077	119,428
10.00%, 04/11/24(f)(k)		600	36,018
China SCE Group Holdings Ltd.
7.38%, 04/09/24(d)		381	112,250
5.95%, 09/29/24(d)		277	42,954
Country Garden Holdings Co. Ltd., 2.70%, 07/12/26(d)		695	212,552
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(d)(f)(k)		465	27,900
11.75%, 04/17/22(d)(f)(k)		2,430	145,800
12.25%, 10/18/23(f)(k)		200	12,000
10.88%, 01/09/24(f)(k)		2,657	159,420
11.88%, 06/01/24(f)(k)		1,093	65,580
7.95%, 06/30/24(f)(k)		530	34,249
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		2,299	2,075,629
Forestar Group, Inc.
3.85%, 05/15/26(a)		797	732,331
5.00%, 03/01/28(a)		1,884	1,728,219
Greenland Global Investment Ltd., 6.75%, 09/26/25(d)		325	60,125
Howard Hughes Corp., 5.38%, 08/01/28(a)		2,364	2,104,137
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)(f)(k)		800	52,000
Modern Land China Co. Ltd.
(7.00% Cash or 7.00% PIK), 7.00%, 12/30/23(d)(f)(k)(m)		171	9,414
(8.00% Cash or 8.00% PIK), 8.00%, 12/30/24(d)(f)(k)(m)		464	25,509
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/25(d)(f)(k)(m)		509	27,613
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/26(d)(f)(k)(m)		622	31,082
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/27(d)(f)(k)(m)		1,171	64,414
New Metro Global Ltd., 6.80%, 08/05/23(d)		249	239,663
Redsun Properties Group Ltd.
10.50%, 10/03/23(f)(k)		600	48,000
9.70%, 04/16/24(f)(k)		1,771	141,680
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25(d)		345	196,212
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26(d)		400	181,628
Ronshine China Holdings Ltd.
7.35%, 12/15/23(d)(f)(k)		200	9,000
7.10%, 01/25/25(d)(f)(k)		2,283	102,735
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/24(f)(k)		782	7,820
Theta Capital Pte Ltd., 8.13%, 01/22/25(d)		500	415,615
Security		Par (000)	Value
Real Estate Management & Development (continued)
Yango Justice International Ltd.
10.25%, 09/15/22(f)(k)	USD	606	$ 6,060
9.25%, 04/15/23(d)(f)(k)		305	3,050
8.25%, 11/25/23(d)(f)(k)		1,700	17,000
7.50%, 04/15/24(d)(f)(k)		1,482	14,820
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)		200	161,000
			10,206,474
Residential REITs — 0.0%
National Retail Properties, Inc., 3.50%, 04/15/51		6,750	4,538,385
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
3.47%, 04/15/34(a)		34,364	28,189,089
3.19%, 11/15/36(a)		5,636	4,259,424
Intel Corp.
4.88%, 02/10/28		13,241	13,190,963
4.90%, 08/05/52		5,117	4,722,831
5.05%, 08/05/62		2,401	2,210,239
KLA Corp.
5.00%, 03/15/49		2,871	2,786,695
3.30%, 03/01/50		5,345	4,008,435
5.25%, 07/15/62		3,937	3,984,665
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		3,210	3,231,940
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		13,873	13,003,718
3.40%, 05/01/30		4,358	3,854,390
QUALCOMM, Inc.
4.30%, 05/20/47		2,160	1,958,264
6.00%, 05/20/53		4,137	4,630,534
			90,031,187
Software — 0.5%
GoTo Group, Inc., 5.50%, 09/01/27(a)		7,500	4,125,929
MSCI, Inc.
4.00%, 11/15/29(a)		5,828	5,274,459
3.88%, 02/15/31(a)		2,162	1,873,429
3.63%, 11/01/31(a)		8,174	6,977,925
3.25%, 08/15/33(a)		4,548	3,662,771
Oracle Corp.
3.85%, 07/15/36		6,266	5,229,534
3.60%, 04/01/40		14,037	10,859,120
3.65%, 03/25/41(h)		9,855	7,592,578
4.50%, 07/08/44		2,205	1,842,757
4.13%, 05/15/45		12,066	9,455,320
4.00%, 07/15/46		4,079	3,135,166
4.00%, 11/15/47		8,286	6,379,260
3.60%, 04/01/50		22,975	16,416,993
3.95%, 03/25/51		5,593	4,228,991
Playtika Holding Corp., 4.25%, 03/15/29(a)		465	412,688
VMware, Inc.
1.80%, 08/15/28		4,073	3,413,777
2.20%, 08/15/31		14,508	11,400,386
			102,281,083
Specialized REITs — 0.0%
Extra Space Storage LP, 5.50%, 07/01/30		3,695	3,664,422
Specialty Retail — 0.1%
Lowe’s Cos., Inc.
4.50%, 04/15/30		8,234	8,004,541
5.00%, 04/15/40		2,339	2,199,724
2.80%, 09/15/41		15,604	11,035,890
			21,240,155

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(d)	USD	400	$ 357,264
Dell International LLC/EMC Corp.
4.90%, 10/01/26		13,002	12,909,598
5.25%, 02/01/28		4,291	4,282,102
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		7,253	7,040,650
Hewlett Packard Enterprise Co., 5.25%, 07/01/28		14,453	14,313,980
Xerox Holdings Corp., 5.00%, 08/15/25(a)		4,252	4,014,164
			42,917,758
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		105	101,885
Tobacco — 0.4%
Altria Group, Inc.
3.13%, 06/15/31	EUR	12,780	11,992,771
5.80%, 02/14/39	USD	8,015	7,845,283
4.50%, 05/02/43		5,369	4,269,697
BAT Capital Corp.
4.76%, 09/06/49		12,262	9,256,705
3.98%, 09/25/50		6,445	4,342,989
Philip Morris International, Inc.
5.13%, 11/17/27		16,186	16,235,531
4.88%, 02/15/28		8,914	8,777,800
Reynolds American, Inc., 5.85%, 08/15/45		3,057	2,718,604
			65,439,380
Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(m)		1,101	478,858
Kenbourne Invest SA
6.88%, 11/26/24(a)		955	828,921
6.88%, 11/26/24(d)		280	243,034
4.70%, 01/22/28(a)		285	190,899
Millicom International Cellular SA, 6.63%, 10/15/26(a)		495	472,096
Sprint LLC
7.88%, 09/15/23		5,040	5,052,172
7.13%, 06/15/24		43,809	44,200,784
7.63%, 02/15/25		24,264	24,784,851
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		333	328,990
T-Mobile U.S.A., Inc., 3.88%, 04/15/30		21,829	20,110,372
Vodafone Group PLC, 5.75%, 02/10/63		900	870,267
			97,561,244
Total Corporate Bonds — 24.3% (Cost: $4,769,945,768)			4,526,582,551
Fixed Rate Loan Interests
Financial Services — 0.0%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR US + 4.00%, 0.00% Floor), 8.60%, 11/15/23(c)(e)(f)(k)	7,082,353	3,556,353
Real Estate Management & Development — 0.1%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(e)	7,735,779	7,302,576
Software — 0.0%
Avaya, Inc., Tranche B-3 Term Loan, (1-mo. CME Term SOFR US + 10.00%, 1.00% Floor), 14.56%, 12/15/27(c)	127,872	31,968
Total Fixed Rate Loan Interests — 0.1% (Cost: $14,760,962)		10,890,897
Security		Par (000)	Value
Floating Rate Loan Interests
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.76%, 04/05/28(c)	USD	2,136	1,378,020
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR US + 6.00%, 0.50% Floor), 11.34%, 01/24/30(c)		460	362,250
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.50%, 0.50% Floor), 9.04%, 03/31/28(c)		988	953,663
			2,693,933
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. LIBOR US + 3.25%, 0.50% Floor), 8.50%, 04/12/28(c)		996	951,777
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.50% Floor), 8.95%, 10/05/28(c)		850	787,635
			1,739,412
Capital Markets — 0.1%
Paradise Plaza Associates LLC, Term Loan, (1-mo. LIBOR US + 3.60%, 0.15% Floor), 8.71%, 12/07/26(c)(e)		13,034	12,641,115
Chemicals — 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (1-mo. LIBOR US + 4.00%, 0.75% Floor), 9.19%, 11/24/27(c)		1,076	1,036,832
Bakelite U.S. Holdco, Inc., Initial Loan, (3-mo. CME Term SOFR US + 4.00%, 0.50% Floor), 9.39%, 05/27/29(c)		7,384	7,242,851
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 5.25%, 0.75% Floor), 10.75%, 11/01/28(c)		2,283	2,062,393
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.54%, 03/16/27(c)		2,225	2,189,525
			12,531,601
Commercial Services & Supplies — 0.2%
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.50% Floor), 9.31%, 09/07/28(c)(e)		3,749	3,734,753
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. LIBOR US + 3.75%, 0.50% Floor), 8.95%, 05/14/28(c)		3,720	3,610,236
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), 10.07%, 12/30/27(c)(e)		1,555	1,445,978
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. LIBOR US + 5.25%, 0.50% Floor), 10.45%, 12/21/28(c)		3,138	2,808,756

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
DS Parent, Inc., Term B Loan, (3-mo. LIBOR US + 5.75%, 0.75% Floor), 11.34%, 12/10/28(c)	USD	2,075	$ 2,013,140
Interface Security Systems LLC, Initial Term Loan, (1-mo. LIBOR US + 7.00%, 1.75% Floor), 13.23%, 08/07/23(c)(e)		6,580	5,872,677
ProFrac Holdings II LLC, Term Loan, (6-mo. CME Term SOFR US + 7.25%, 1.00% Floor), 12.42%, 03/04/25(c)		5,109	5,109,403
Project Beeper, Term Loan B, 11.57%, 12/21/27(c)(e)		5,284	5,217,578
Signal Parent, Inc., Initial Term Loan, (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.70%, 04/01/28(c)		3,376	2,723,399
			32,535,920
Construction & Engineering — 0.1%
DuPont Hotel Project Owner LLC, Loan, 7.67%, 04/01/24(e)(n)		12,156	11,744,171
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (1-mo. LIBOR US + 3.75%, 0.00% Floor), 5.25%, 07/21/23(e)(f)(k)(n)		571	74,165
Diversified Telecommunication Services — 0.0%
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1-mo. LIBOR US + 3.50%, 1.00% Floor), 8.70%, 12/12/26(c)		2,453	2,448,786
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1-mo. CME Term SOFR US + 6.25%, 1.00% Floor), 11.66%, 12/29/27(c)(e)		1,618	1,536,959
Robertshaw U.S. Holding Corp., 13.16%, 02/28/27(c)(e)		1,795	359,000
			1,895,959
Financial Services — 0.7%
Aspen Owner LLC, Advance, (1-mo. CME Term SOFR US + 2.90%, 0.10% Floor), 8.05%, 02/09/25(c)(e)		14,828	14,280,198
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1-mo. LIBOR US + 2.05%, 0.00% Floor), 7.30%, 03/09/24(c)(e)		16,821	15,551,671
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1-mo. LIBOR US + 2.10%, 0.00% Floor), 7.35%, 01/09/24(c)(e)		12,143	9,650,967
Caliber Home Loans, Inc., Advances, (1-mo. SOFR US + 3.25%, 0.00% Floor), 8.41%, 07/24/25(c)(e)		18,650	18,668,650
HLP Hotel LLC, Term Loan, (1-mo. LIBOR US + 3.43%, 1.00% Floor), 8.79%, 09/09/26(c)(e)		12,200	11,957,096
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR US + 3.00%, 0.00% Floor), 8.26- 7.70%%, 12/09/26(c)(e)		12,200	11,828,029
Mensa II Austin Hotel LP, Promissory Note A-3, (1-mo. LIBOR US + 3.48%, 0.25% Floor), 8.75%, 06/01/24(c)(e)		12,422	11,929,236
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR + 2.86%, 0.00% Floor), 8.01%, 09/15/24(c)(e)		22,795	22,699,547
Security		Par (000)	Value
Financial Services (continued)
The Vinoy St. Petersburg, Note A, (6-mo. CME Term SOFR + 2.55%, 0.50% Floor), 7.80%, 06/09/26(c)(e)	USD	14,628	$ 13,930,548
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.75% Floor), 8.95%, 12/21/27(c)		809	791,162
			131,287,104
Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.50%, 06/10/28(c)		4,911	4,493,287
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.72%, 09/23/27(c)		965	951,516
			5,444,803
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. LIBOR US + 7.00%, 0.50% Floor), 12.36%, 11/01/29(c)		1,587	1,402,511
Select Medical Corp., Tranche B Term Loan, (1-mo. LIBOR US + 2.50%, 0.00% Floor), 7.70%, 03/06/25(c)		1,124	1,120,261
			2,522,772
Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1-mo. LIBOR US + 4.75%, 0.75% Floor), 9.90%, 02/02/26(c)		875	853,886
Initial Term Loan (2019) (First Lien), (1-mo. LIBOR US + 3.75%, 0.00% Floor), 8.94%, 02/01/26(c)		1,669	1,613,198
Bally’s Corp., Term B Facility Loan, (1-mo. LIBOR US + 3.25%, 0.50% Floor), 8.40%, 10/01/28(c)		11,647	11,367,474
CML Terranea Resort, 9.51%, 01/01/28(c)(e)		7,500	7,500,000
ECL Entertainment LLC, Term B Loan, (1-mo. LIBOR US + 7.50%, 0.75% Floor), 12.72%, 04/30/28(c)		2,835	2,841,628
Fertitta Entertainment LLC, Initial B Term Loan, (1-mo. CME Term SOFR US + 4.00%, 0.50% Floor), 9.10%, 01/27/29(c)		7,289	7,184,740
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1-mo. LIBOR US + 3.75%, 0.50% Floor), 8.97%, 08/27/28(c)		1,891	1,892,882
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, (1-mo. LIBOR US + 4.25%, 0.75% Floor), 9.44%, 12/10/28(c)		8,870	8,529,954
Maverick Gaming LLC, Term B Facility Loan, (3-mo. LIBOR US + 7.50%, 1.00% Floor), 12.98%, 09/03/26(c)(e)		2,773	2,121,443
Sodalite Tahoe Hotel LLC, Term Loan, (1-mo. LIBOR US + 2.90%, 0.00% Floor), 8.16%, 10/25/26(c)(e)		9,699	9,294,509
			53,199,714
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.50% Floor), 9.29%, 05/17/28(c)		538	505,647

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Initial Loan, (3-mo. CME Term SOFR US + 6.00%, 1.00% Floor), 11.38%, 12/22/26(c)	USD	731	$ 715,503
SWF Holdings I Corp., Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.22%, 10/06/28(c)		1,966	1,585,670
			2,806,820
IT Services — 0.0%
GoTo Group, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 4.75%, 0.00% Floor), 9.94%, 08/31/27(c)		1,591	989,261
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.54%, 04/26/28(c)		1,899	1,875,767
Machinery — 0.0%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR US + 5.25%, 0.50% Floor), 10.44%, 02/08/29(c)		2,888	2,666,524
Gates Global LLC, Initial B-3 Dollar Term Loan, (1-mo. LIBOR US + 2.50%, 0.75% Floor), 7.70%, 03/31/27(c)		782	776,730
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. LIBOR US + 5.50%, 1.00% Floor), 10.72%, 10/25/28(c)(e)		2,254	1,848,018
			5,291,272
Media — 0.1%
DirecTV Financing LLC, Closing Date Term Loan, (1-mo. LIBOR US + 5.00%, 0.75% Floor), 10.22%, 08/02/27(c)		1,935	1,889,231
Gray Television, Inc., Term D Loan, (1-mo. LIBOR US + 3.00%, 0.00% Floor), 8.27%, 12/01/28(c)		6,009	5,859,249
			7,748,480
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1-mo. LIBOR US + 4.00%, 0.75% Floor), 9.22%, 06/11/28(c)		549	513,569
Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. LIBOR US + 2.00%, 0.50% Floor), 7.36%, 06/10/28(c)		734	733,514
Passenger Airlines — 0.0%
Kestrel Bidco, Inc., Term Loan, (1-mo. LIBOR US + 3.00%, 1.00% Floor), 8.25%, 12/11/26(c)		3	2,511
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR US + 5.00%, 0.75% Floor), 10.59%, 01/21/29(c)		1,645	1,497,583
Real Estate Management & Development — 0.0%
MUPR 3 Assets LLC, Facility, (1-mo. SOFR US + 2.75%, 0.00% Floor), 7.80%, 03/25/24(c)(e)		5,770	5,755,447
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. LIBOR US + 3.50%, 0.50% Floor), 8.69%, 09/30/28(c)		4,949	4,810,251
Security		Par (000)	Value
Software (continued)
EIS Group Ltd., Closing Date Term Loan, (1-mo. CME Term SOFR US + 7.00%, 1.00% Floor), 12.15%, 07/10/28(c)(e)	USD	12,826	$ 12,617,807
EIS Group, Ltd., Revolving Loan, (3-mo. CME Term SOFR US + 7.00%, 0.75% Floor), 11.88%, 07/10/28(c)(e)		1,283	1,261,781
			18,689,839
Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (3-mo. LIBOR US + 3.25%, 0.50% Floor), 8.61%, 11/23/28(c)		3,220	3,208,987
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.25%, 0.75% Floor), 8.52%, 12/28/27(c)		526	502,988
			3,711,975
Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. LIBOR US + 7.75%, 0.75% Floor), 13.04%, 08/06/29(c)		4,728	2,884,080
Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.75%, 0.75% Floor), 10.01%, 04/27/28(c)		6,940	5,755,560
			8,639,640
Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1-mo. LIBOR US + 3.00%, 0.50% Floor), 8.69%, 04/16/28(c)		3,454	3,320,249
Transportation Infrastructure — 0.0%
Green Plains Operating Co. LLC, Loan, (3-mo. LIBOR US + 8.00%, 0.00% Floor), 13.09%, 07/20/26(c)(e)		6,407	6,447,364
Total Floating Rate Loan Interests — 1.8% (Cost: $357,578,125)			338,782,746
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95%, 07/21/27(d)		487	394,470
8.50%, 06/27/29(d)		157	132,447
7.00%, 09/30/33(b)(d)		827	611,342
7.00%, 12/15/47(a)		664	451,905
			1,590,164
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(d)		1,107	1,047,576
Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23		428	426,502
8.63%, 01/19/29		3,602	3,603,801
6.88%, 04/29/30		2,730	2,477,884
8.88%, 01/13/33		2,471	2,435,850
Oleoducto Central SA, 4.00%, 07/14/27(d)		670	587,436
			9,531,473
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)		825	816,461

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
India — 0.0%
REC Ltd., 5.63%, 04/11/28(d)	USD	200	$ 197,724
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		420	387,089
Freeport Indonesia PT, 4.76%, 04/14/27(d)		385	370,670
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)		510	506,869
Pertamina Persero PT, 3.65%, 07/30/29(d)		401	369,930
			1,634,558
Malaysia — 0.0%
Khazanah Capital Ltd., 4.88%, 06/01/33(d)		885	879,885
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)		895	884,761
			1,764,646
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%, 01/15/24(d)		1,107	1,094,015
Mexico City Airport Trust, 4.25%, 10/31/26(d)		422	405,407
Petroleos Mexicanos
4.88%, 01/18/24		1,107	1,083,338
7.19%, 09/12/24	MXN	25,657	1,389,149
6.88%, 08/04/26	USD	5,934	5,511,203
8.75%, 06/02/29		2,148	1,926,004
6.70%, 02/16/32		909	689,886
5.50%, 06/27/44		600	344,250
6.75%, 09/21/47		817	510,535
6.35%, 02/12/48		1,543	929,904
			13,883,691
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25(d)		761	735,682
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(a)		1,968	1,948,320
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.00%, 10/13/27(d)		1,720	1,708,820
4.75%, 02/14/30(d)		1,635	1,603,444
			3,312,264
South Korea — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26(d)		200	196,168
4.88%, 04/03/28(d)		200	198,368
			394,536
Total Foreign Agency Obligations — 0.2% (Cost: $37,720,125)			36,857,095
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	906,533
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32(d)		200	178,142
Benin — 0.0%
Republic of Benin
4.88%, 01/19/32(d)	EUR	295	243,630
6.88%, 01/19/52(d)		294	226,009
			469,639
Security		Par (000)	Value
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42	USD	200	$ 177,440
Colombia — 0.1%
Colombian TES
7.50%, 08/26/26	COP	23,303,000	5,234,005
5.75%, 11/03/27		14,812,000	3,053,055
7.25%, 10/18/34		8,061,000	1,552,702
Republic of Colombia
4.50%, 01/28/26	USD	267	253,458
3.88%, 04/25/27		200	181,054
3.13%, 04/15/31		337	254,526
8.00%, 04/20/33		1,056	1,073,688
4.13%, 05/15/51		1,020	609,276
			12,211,764
Côte d’Ivoire — 0.0%
Cote d’Ivoire
6.38%, 03/03/28(d)		481	462,486
5.88%, 10/17/31(d)	EUR	100	91,085
4.88%, 01/30/32(d)		215	182,372
6.13%, 06/15/33(d)	USD	400	349,196
6.88%, 10/17/40(d)	EUR	252	208,558
6.63%, 03/22/48(d)		239	184,261
			1,477,958
Czechia — 0.0%
Czech Republic
0.95%, 05/15/30(d)	CZK	20,780	759,609
5.00%, 09/30/30		59,700	2,832,603
4.20%, 12/04/36(d)		19,790	886,867
			4,479,079
Dominican Republic — 0.0%
Dominican Republic
6.88%, 01/29/26(d)	USD	251	252,702
5.95%, 01/25/27(d)		353	345,170
4.50%, 01/30/30(a)		403	352,214
7.05%, 02/03/31(a)		150	149,418
4.88%, 09/23/32(a)		647	550,604
4.88%, 09/23/32(d)		186	158,288
5.30%, 01/21/41(d)		186	146,380
			1,954,776
Egypt — 0.0%
Arab Republic of Egypt
5.25%, 10/06/25(d)		278	211,008
6.38%, 04/11/31(d)	EUR	361	217,355
7.63%, 05/29/32(d)	USD	321	186,000
8.50%, 01/31/47(d)		403	213,437
7.90%, 02/21/48(d)		411	210,403
7.50%, 02/16/61(a)		200	99,694
7.50%, 02/16/61(d)		1,634	814,500
			1,952,397
Gabon — 0.0%
Republic of Gabon, 7.00%, 11/24/31(d)		746	591,720
Ghana — 0.0%
Republic of Ghana
7.63%, 05/16/29(d)(f)(k)		1,133	480,630
8.95%, 03/26/51(d)		446	183,614
			664,244
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26(d)		200	190,804
5.25%, 08/10/29(a)		61	58,006

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Guatemala (continued)
Republic of Guatemala
3.70%, 10/07/33(d)	USD	200	$ 160,898
6.60%, 06/13/36(a)		891	896,792
4.65%, 10/07/41(a)		222	177,216
			1,483,716
Hungary — 0.0%
Hungarian People’s Republic
5.38%, 03/25/24		16	15,936
5.25%, 06/16/29(a)		200	194,272
Republic of Hungary, 5.50%, 06/16/34(d)		968	937,866
			1,148,074
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)		200	196,828
Republic of Indonesia
4.10%, 04/24/28		200	192,656
6.38%, 08/15/28	IDR	30,187,000	2,050,723
9.00%, 03/15/29		14,265,000	1,083,731
8.25%, 05/15/29		21,851,000	1,603,937
2.85%, 02/14/30	USD	2,600	2,304,042
7.50%, 05/15/38	IDR	35,222,000	2,536,078
6.75%, 01/15/44(d)	USD	400	468,720
3.05%, 03/12/51		11,595	8,447,537
			18,884,252
Jordan — 0.0%
Kingdom of Jordan, 5.85%, 07/07/30(d)		511	466,277
Kenya — 0.0%
Republic of Kenya, 8.00%, 05/22/32(d)		400	336,980
Mexico — 0.5%
United Mexican States
7.50%, 06/03/27	MXN	82,900	4,599,662
3.75%, 01/11/28	USD	200	190,186
8.50%, 05/31/29	MXN	319,330	18,457,785
2.66%, 05/24/31	USD	17,026	14,127,323
4.88%, 05/19/33		200	190,828
7.50%, 05/26/33	MXN	470,300	25,327,154
8.50%, 11/18/38		113,408	6,451,542
4.50%, 01/31/50	USD	25,868	21,111,392
6.34%, 05/04/53		1,030	1,048,540
			91,504,412
Morocco — 0.0%
Kingdom of Morocco
5.95%, 03/08/28(a)		200	201,670
6.50%, 09/08/33(a)		2,124	2,183,769
6.50%, 09/08/33(d)		255	262,176
4.00%, 12/15/50(d)		417	279,640
			2,927,255
Nigeria — 0.0%
Republic of Nigeria
7.88%, 02/16/32(d)		323	269,999
7.63%, 11/28/47(d)		701	496,364
9.25%, 01/21/49(d)		523	431,465
			1,197,828
Oman — 0.0%
Sultanate of Oman
6.50%, 03/08/47(d)		400	371,680
6.75%, 01/17/48(d)		426	408,334
			780,014
Security		Par (000)	Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28	USD	7,669	$ 7,254,107
3.16%, 01/23/30		272	237,927
6.40%, 02/14/35		1,815	1,887,763
6.85%, 03/28/54		1,007	1,045,669
4.50%, 04/01/56		10,739	7,999,481
			18,424,947
Paraguay — 0.0%
Republic of Paraguay
5.60%, 03/13/48(d)		258	226,124
5.40%, 03/30/50(d)		200	171,318
			397,442
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31		171	146,412
1.86%, 12/01/32		326	250,348
3.55%, 03/10/51		9,365	6,966,249
			7,363,009
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,642,992
3.20%, 07/06/46		15,450	11,390,049
			22,033,041
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33		87	85,206
4.25%, 02/14/43(d)	EUR	118	126,293
5.50%, 04/04/53	USD	135	135,524
			347,023
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		184	179,406
2.88%, 03/11/29(d)	EUR	190	179,909
2.50%, 02/08/30(d)		200	179,472
2.12%, 07/16/31(d)		237	195,313
Romanian Government, 2.13%, 03/07/28(d)		1,275	1,205,071
			1,939,171
Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(f)(k)	RUB	363,972	1,362,353
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(d)	USD	200	196,150
2.25%, 02/02/33(d)		200	160,944
5.00%, 01/18/53(a)		200	185,010
3.45%, 02/02/61(d)		1,877	1,317,128
			1,859,232
Senegal — 0.0%
Republic of Senegal
4.75%, 03/13/28(d)	EUR	184	172,742
6.25%, 05/23/33(d)	USD	200	166,820
5.38%, 06/08/37(d)	EUR	283	205,896
6.75%, 03/13/48(d)	USD	294	209,936
			755,394
South Africa — 0.0%
Republic of South Africa
4.85%, 09/30/29		240	210,802
8.00%, 01/31/30	ZAR	118,709	5,571,875

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Africa (continued)
Republic of South Africa
5.88%, 04/20/32	USD	296	$ 262,155
5.00%, 10/12/46		513	340,268
			6,385,100
Spain — 0.1%
Kingdom of Spain, 0.80%, 07/30/29(a)(d)	EUR	8,380	7,920,361
Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24(d)(f)(k)	USD	628	274,963
5.75%, 04/18/24(f)(k)		200	87,756
6.35%, 06/28/24(d)(f)(k)		459	202,768
6.83%, 07/18/26(d)(f)(k)		200	91,120
			656,607
Ukraine — 0.0%
Ukraine Government
7.75%, 09/01/25(d)		105	26,345
8.99%, 02/01/26(d)		304	75,504
7.75%, 09/01/28(d)		424	100,980
7.75%, 09/01/29(d)		1,941	460,910
4.38%, 01/27/32(d)	EUR	1,274	296,249
7.38%, 09/25/34(d)	USD	3,504	809,424
7.38%, 09/25/34(a)(f)(k)		728	168,168
7.25%, 03/15/35(a)(f)(k)		1,173	268,347
7.25%, 03/15/35(d)		1,150	263,086
7.75%, 08/01/41(c)(d)		1,664	663,104
			3,132,117
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/34		189	204,619
Republic of Uruguay
4.38%, 10/27/27		5,923	5,872,014
5.10%, 06/18/50		6,207	6,194,745
			12,271,378
Total Foreign Government Obligations — 1.2% (Cost: $254,080,067)			228,639,675
	Shares
Investment Companies
Equity Funds — 0.1%
iShares MSCI U.S.A. Momentum Factor ETF(o)	80,000	11,540,000
Fixed-Income Funds — 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(o)	239,000	25,845,460
SPDR Portfolio Intermediate Term Corporate Bond ETF(g)	283,000	9,087,130
Vanguard Long-Term Corporate Bond ETF	19,000	1,491,310
		36,423,900
Total Investment Companies — 0.3% (Cost: $47,763,257)		47,963,900
		Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	11,919,555
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,845,803
Security		Par (000)	Value
California (continued)
Los Angeles Unified School District
GO, 5.75%, 07/01/34	USD	555	$ 588,253
GO, 6.76%, 07/01/34		9,940	11,226,007
State of California
GO, 7.55%, 04/01/39		4,000	5,020,879
Refunding GO, 4.60%, 04/01/38		22,215	21,279,757
University of California, RB, 4.86%, 05/15/2112		2,467	2,208,768
			57,089,022
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,223	3,681,157
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	17,289,378
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	917,803
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		3,126	3,918,249
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	982,522
RB, 6.67%, 11/15/39		470	499,491
RB, Series E, 6.81%, 11/15/40		1,025	1,108,665
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	960,889
RB, 5.88%, 06/15/44		1,665	1,870,819
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,535,838
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,988,962
RB, 4.96%, 08/01/46		5,020	4,917,013
RB, 4.93%, 10/01/51		1,400	1,401,013
			16,265,212
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,818,236
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,746,996
State of Texas, GO, 5.52%, 04/01/39		5,715	6,145,778
			10,892,774
Total Municipal Bonds — 0.6% (Cost: $129,569,795)			114,871,831
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.3%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.84%, 11/25/35(c)		3,850	2,893,827
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)		37	18,326
Series 2018-A, Class B, 0.00%, 04/25/58(a)		59	58,592
Series 2018-B, Class B, 0.00%, 02/26/57(a)		106	91,464
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		3	2,746
Series 2018-F, Class C, 0.00%, 11/25/58(a)		232	152,588

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)	USD	31	$ 30,649
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,314	5,366,866
Series 2019-G, Class A, 6.00%, 09/25/59(a)(b)		1,331	1,314,274
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,135	1,976,968
Series 2019-G, Class C, 0.00%, 09/25/59(a)		4,911	2,681,791
Series 2019-H, Class C, 0.00%, 11/25/59(a)		1,649	1,507,885
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		16,790	16,738,392
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,835,843
Series 2020-A, Class C, 0.00%, 12/25/59(a)		9,056	5,670,796
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		720	708,504
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,819,823
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,355	8,186,509
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		3,961	3,789,036
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	4,009,315
Series 2020-D, Class C, 0.00%, 06/25/60(a)		9,998	8,961,180
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		11,583	10,815,440
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	3,000,512
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,256	8,942,979
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		25,246	22,961,704
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,340,368
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)		8,582	9,272,185
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		23,821	20,144,090
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,587,818
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,138,791
Series 2021-E, Class B3, 3.88%, 12/25/60(a)(c)		7,653	3,352,497
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,377,683
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		105	49,433
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		43,133	38,703,449
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	5,859,880
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		11,912	11,771,702
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		40,297	37,219,637
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,185,122
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,456	14,860,946
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		22,045	20,583,757
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,037,128
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	542,240
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-A, Class B, 3.00%, 10/25/61(a)	USD	4,977	$ 3,390,520
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,473	3,508,992
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	577,497
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,486,644
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	152,510
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		24,057	22,346,293
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		937	726,346
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		803	610,152
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	2,757,148
Series 2022-B, Class C, 3.00%, 03/27/62(a)(e)		2,917	2,871,424
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	445,454
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,115,431
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		30,248	27,722,236
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		1,258	1,032,350
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		713	557,310
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		4,194	2,748,005
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		2,201	2,281,584
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		2,160	1,601,500
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 4.92%, 10/25/46(c)		623	434,384
Series 2006-4, Class 1A12, (1-mo. LIBOR US + 0.21%), 5.36%, 10/25/46(c)		1,696	927,410
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.68%, 02/25/47(c)		625	252,721
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. LIBOR US + 0.19%), 5.34%, 05/25/47(c)		2,353	1,281,225
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		991	922,369
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		1,565	1,434,375
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 2.99%, 07/31/57(a)(c)		8,059	3,251,142
Series 2016-3, Class 3A, (1-mo. LIBOR US + 2.85%), 8.00%, 09/27/46(a)(c)		789	787,611
ARI Investments LLC, Series 2019-1, 4.55%, 01/30/25(e)		3,040	2,903,626
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,481	972,266
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		978	946,187
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		25,882	23,063,661
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,808,834

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)	USD	7,013	$ 6,648,392
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		5,997	5,731,505
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		12,977	12,490,013
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		2,105	2,069,542
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		3,737	2,251,129
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		52	26,029
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. LIBOR US + 0.15%), 3.86%, 05/28/36(a)(c)		2,111	2,001,927
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1-mo. LIBOR US + 0.32%), 5.47%, 01/25/47(c)		933	744,838
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		154	103,045
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. LIBOR US + 0.28%), 5.43%, 08/25/36(c)		370	357,487
Series 2007-AR2, Class A1, (1-mo. LIBOR US + 0.17%), 5.32%, 03/25/37(c)		201	187,377
Series 2007-AR3, Class 1A1, (1-mo. LIBOR US + 0.14%), 5.29%, 03/25/37(c)		358	306,866
Series 2007-AR4, Class 2A1, (1-mo. LIBOR US + 0.21%), 5.36%, 06/25/37(c)		329	303,349
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.80%, 12/25/35(a)(c)(e)(o)		3	—
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,856	8,456,914
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,277	2,020,148
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		805	785,130
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/01/67(a)(b)		4,000	3,978,262
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,145	950,822
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,545	2,755,032
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		510	438,490
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		319	298,203
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR US + 0.35%), 5.42%, 06/25/35(c)		2,865	2,335,922
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.98%, 02/25/36(c)		471	429,169
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,383	719,503
Series 2006-15CB, Class A1, 6.50%, 06/25/36		314	157,559
Series 2006-23CB, Class 2A5, (1-mo. LIBOR US + 0.40%), 5.55%, 08/25/36(c)		4,875	1,004,717
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 5.71%, 11/25/46(c)	USD	2,070	$ 1,619,264
Series 2006-OA16, Class A2, (1-mo. LIBOR US + 0.38%), 5.53%, 10/25/46(c)		2,338	2,124,831
Series 2006-OA16, Class A4C, (1-mo. LIBOR US + 0.68%), 5.83%, 10/25/46(c)		3,816	2,789,057
Series 2006-OA21, Class A1, (1-mo. LIBOR US + 0.19%), 5.35%, 03/20/47(c)		5,256	4,302,823
Series 2006-OA8, Class 1A1, (1-mo. LIBOR US + 0.38%), 5.53%, 07/25/46(c)		264	226,820
Series 2006-OC10, Class 2A3, (1-mo. LIBOR US + 0.46%), 5.61%, 11/25/36(c)		1,607	1,387,037
Series 2006-OC7, Class 2A3, (1-mo. LIBOR US + 0.50%), 5.65%, 07/25/46(c)		1,754	1,542,769
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,095	1,068,206
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		270	132,116
Series 2007-AL1, Class A1, (1-mo. LIBOR US + 0.25%), 5.40%, 06/25/37(c)		4,580	3,822,312
Series 2007-OA3, Class 1A1, (1-mo. LIBOR US + 0.28%), 5.43%, 04/25/47(c)		629	556,974
Series 2007-OA3, Class 2A2, (1-mo. LIBOR US + 0.36%), 5.51%, 04/25/47(c)		5	449
Series 2007-OA8, Class 2A1, (1-mo. LIBOR US + 0.36%), 5.51%, 06/25/47(c)		206	155,522
Series 2007-OH2, Class A2A, (1-mo. LIBOR US + 0.48%), 5.63%, 08/25/47(c)		248	206,365
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. LIBOR US + 0.54%), 5.69%, 02/25/35(c)		130	115,456
Series 2005-16, Class A28, 5.50%, 09/25/35		3,070	2,035,985
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 4.94%, 04/25/46(c)		1,205	377,727
Series 2006-OA5, Class 3A1, (1-mo. LIBOR US + 0.40%), 5.55%, 04/25/46(c)		394	367,038
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,438	3,190,074
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,401,402
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		10,862	10,016,792
Credit Suisse Mortgage Capital Trust, Series 2006-4, Class 1A4, 6.00%, 05/25/36		742	433,084
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		982	572,916
Series 2014-4R, Class 16A3, (1-mo. LIBOR US + 0.20%), 4.52%, 02/27/36(a)(c)		446	410,912
Series 2014-9R, Class 9A1, (1-mo. LIBOR US + 0.12%), 5.26%, 08/27/36(a)(c)		801	602,880
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. LIBOR US + 1.35%), 6.25%, 11/25/35(c)		1,196	278,115
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. LIBOR US + 0.34%), 5.49%, 08/25/47(c)		832	740,032

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)	USD	297	$ 240,861
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		190	153,599
GCAT Trust, Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		6,095	5,945,659
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.98%, 03/25/36(c)		438	421,116
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.38%, 11/25/49(a)(c)		1,459	1,126,626
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		57	71,661
Series 2007-OA2, Class 2A1, 2.82%, 06/25/47(c)		945	600,318
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. LIBOR US + 0.41%), 5.57%, 12/19/36(c)		5,455	4,531,697
Series 2007-4, Class 2A2, (1-mo. LIBOR US + 0.50%), 5.41%, 07/19/47(c)		425	387,670
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,294,251
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		6,000	5,779,730
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. LIBOR US + 0.52%), 5.67%, 03/25/35(c)		719	705,728
Series 2005-6, Class 1A1, (1-mo. LIBOR US + 0.50%), 5.65%, 10/25/35(c)		531	451,056
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. LIBOR US + 0.34%), 5.49%, 11/25/36(c)		972	839,777
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. LIBOR US + 0.24%), 5.39%, 07/25/36(c)		312	292,977
Series 2007-AR19, Class 3A1, 3.38%, 09/25/37(c)		2,557	1,657,775
Series 2007-FLX5, Class 2A2, (1-mo. LIBOR US + 0.24%), 5.39%, 08/25/37(c)		562	467,107
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. LIBOR US + 0.42%), 5.57%, 03/25/37(c)		1,046	948,831
Series 2007-A2, Class 2A1, 4.41%, 05/25/37(c)		197	177,925
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,658	2,549,663
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		9,446	7,298,916
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,285	845,258
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		450	291,921
Series 2021-INV5, Class B6, 3.00%, 12/25/51(a)(c)		1,537	656,130
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		26,804	22,983,984
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	6,965,685
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)	USD	5,674	$ 4,384,041
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,257	2,554,902
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		765	577,737
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,063	747,532
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		565	371,213
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		233	150,712
Series 2021-INV7, Class B6, 3.02%, 02/25/52(a)(c)		764	319,146
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		648	641,763
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		18,288	16,913,050
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. LIBOR US + 1.90%), 7.05%, 09/25/47(c)		1,869	2,347,892
Series 2007-20N, Class A1, (1-mo. LIBOR US + 2.30%), 7.45%, 12/25/37(c)		493	498,715
MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.63%, 08/25/37(a)(c)		656	403,646
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(e)		10,549	6,799,074
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		15,549	14,908,224
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. LIBOR US + 0.42%), 5.57%, 04/25/37(c)		1,136	960,241
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 4.46%, 05/25/36(c)		581	522,424
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		157	139,575
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,442,951
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. LIBOR US + 0.16%), 5.46%, 12/26/46(a)(c)		730	656,550
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.51%, 06/25/44(a)(c)		323	313,725
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.51%, 04/16/36(a)(c)		2,163	2,048,910
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,785	1,510,087
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		410	357,735
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		849	800,432
Series 2020-RPL1, Class B3, 3.89%, 11/25/59(a)(c)		6,210	4,468,658

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)	USD	281	$ 268,293
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		523	115,157
Series 2007-2, Class A4, (1-mo. LIBOR US + 0.42%), 5.57%, 06/25/37(c)		284	247,337
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		11,428	11,259,696
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		795	753,015
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		8,328	8,274,889
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,504	1,230,694
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		837	777,874
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,235	6,065,813
RALI Trust, Series 2007-QH9, Class A1, 5.09%, 11/25/37(c)		491	407,500
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		11,450	10,754,232
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. LIBOR US + 0.34%), 5.49%, 06/25/35(a)(c)		246	224,028
Series 2005-R3, Class AF, (1-mo. LIBOR US + 0.40%), 5.55%, 09/25/35(a)(c)		79	67,682
Residential Mortgage Loan Trust, Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,480,487
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.22%, 08/25/36(c)		4,654	3,242,396
Series 2007-SA4, Class 3A1, 4.98%, 10/25/37(c)		323	200,031
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,561,614
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(e)		2,011	1,149,216
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.56%, 05/25/57(c)		523	176,434
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	14,563,962
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		973	940,532
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.72%, 07/20/37(c)		757	608,080
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,268	1,231,804
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.85%, 04/25/36(c)		543	327,661
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. LIBOR US + 0.38%), 5.53%, 06/25/36(c)		1,783	1,525,282
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust
Series 2006-AR5, Class 2A1, (1-mo. LIBOR US + 0.42%), 5.57%, 05/25/46(c)	USD	324	$ 216,322
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 3.24%, 06/25/46(c)		1,034	703,644
Series 2007-3, Class 4A1, (12-mo. LIBOR US + 1.25%), 7.15%, 06/25/47(c)		44	42,223
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(e)		28,642	26,662,511
Series 21-1, Class CERT, 0.00%, 02/01/51(e)		7,160	6,242,659
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		16	16,019
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	750,211
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		815	750,767
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,562,400
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,794,097
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,688,063
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	868,711
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	641,249
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	945,563
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		978	863,731
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	545,656
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,265,396
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		861	693,584
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,828	1,632,577
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		831	696,863
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		322	270,203
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.23%, 04/25/47(c)		1,000	840,058
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.73%, 06/25/47(c)		2,449	1,987,754
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.77%, 06/25/47(c)		1,098	851,642
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.22%, 07/25/59(a)(c)		8,604	8,054,269
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.77%, 07/25/59(a)(c)		8,654	7,727,341
			797,800,348

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(c)	USD	600	$ 537,439
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(c)		4,972	4,331,444
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(c)		1,110	924,802
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(c)		480	355,434
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		2,463	1,701,904
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1-mo. LIBOR US + 1.54%), 6.72%, 09/15/34(a)(c)		2,920	2,580,664
Series 2017-280P, Class E, (1-mo. LIBOR US + 2.12%), 7.30%, 09/15/34(a)(c)		4,928	4,216,356
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.32%, 02/19/38(a)(c)		5,580	5,569,121
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. LIBOR US + 3.10%), 8.29%, 04/15/34(a)(c)		2,670	1,912,946
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	331,203
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,251,360
AREIT LLC, Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.33%, 06/17/39(a)(c)		5,030	5,019,160
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. LIBOR US + 2.23%), 7.42%, 04/15/35(a)(c)		1,525	1,464,000
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. LIBOR US + 2.20%), 7.39%, 12/15/36(a)(c)		4,070	3,680,061
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.48%, 09/15/48(c)		536	478,972
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		2,311	1,951,373
Series 2017-SCH, Class AF, (1-mo. LIBOR US + 1.00%), 6.19%, 11/15/33(a)(c)		150	142,637
Series 2017-SCH, Class BF, (1-mo. LIBOR US + 1.40%), 6.59%, 11/15/33(a)(c)		2,870	2,584,492
Series 2017-SCH, Class CL, (1-mo. LIBOR US + 1.50%), 6.69%, 11/15/32(a)(c)		970	891,117
Series 2017-SCH, Class DL, (1-mo. LIBOR US + 2.00%), 7.19%, 11/15/32(a)(c)		1,930	1,709,579
Series 2018-DSNY, Class B, (1-mo. LIBOR US + 1.15%), 6.34%, 09/15/34(a)(c)		10,345	10,257,768
Series 2018-DSNY, Class C, (1-mo. LIBOR US + 1.35%), 6.54%, 09/15/34(a)(c)		350	345,899
Series 2018-DSNY, Class D, (1-mo. LIBOR US + 1.70%), 6.89%, 09/15/34(a)(c)		3,681	3,636,740
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. LIBOR US + 0.48%), 5.47%, 11/25/35(a)(c)		1,593	1,440,491
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (1-mo. LIBOR US + 0.45%), 5.60%, 01/25/36(a)(c)	USD	3,152	$ 2,881,953
Series 2005-4A, Class A2, (1-mo. LIBOR US + 0.59%), 5.74%, 01/25/36(a)(c)		49	44,912
Series 2005-4A, Class M1, (1-mo. LIBOR US + 0.68%), 5.83%, 01/25/36(a)(c)		131	119,270
Series 2006-1A, Class A2, (1-mo. LIBOR US + 0.54%), 5.69%, 04/25/36(a)(c)		168	150,873
Series 2006-2A, Class A2, (1-mo. LIBOR US + 0.42%), 5.43%, 07/25/36(a)(c)		564	510,581
Series 2006-3A, Class A1, (1-mo. LIBOR US + 0.38%), 5.53%, 10/25/36(a)(c)		246	226,444
Series 2006-3A, Class A2, (1-mo. LIBOR US + 0.45%), 5.60%, 10/25/36(a)(c)		171	158,256
Series 2006-4A, Class A1, (1-mo. LIBOR US + 0.35%), 5.50%, 12/25/36(a)(c)		1,016	939,327
Series 2007-1, Class A2, (1-mo. LIBOR US + 0.41%), 5.56%, 03/25/37(a)(c)		822	737,633
Series 2007-6A, Class A4A, (1-mo. LIBOR US + 1.50%), 6.65%, 12/25/37(a)(c)		2,027	1,719,843
Series 2008-2, Class A4A, (1-mo. LIBOR US + 2.50%), 7.65%, 04/25/38(a)(c)		1,409	1,374,385
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		980	654,071
Series 2018-TALL, Class A, (1-mo. LIBOR US + 0.87%), 6.07%, 03/15/37(a)(c)		918	826,705
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,739	1,586,818
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(c)		790	710,327
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.23%, 08/19/38(a)(c)		3,060	3,041,186
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.01%, 04/15/36(a)(c)		3,037	2,923,563
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.36%, 04/15/36(a)(c)		3,731	3,559,375
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.61%, 04/15/36(a)(c)		4,582	4,366,446
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 6.86%, 04/15/36(a)(c)		4,292	4,049,415
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.36%, 04/15/36(a)(c)		3,650	3,404,407
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.16%, 04/15/36(a)(c)		3,508	3,309,106
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.06%, 04/15/36(a)(c)		3,947	3,721,361
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.16%, 04/15/36(a)(c)		2,773	2,613,800
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.39%, 09/15/54		1,140	914,871

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust, Series 2020-EYP, Class E, (1-mo. LIBOR US + 3.70%), 8.89%, 10/15/35(a)(c)	USD	3,978	$ 1,412,861
BHMS, Series 2018-ATLS, Class A, (1-mo. LIBOR US + 1.25%), 6.44%, 07/15/35(a)(c)		2,770	2,700,515
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.84%, 03/15/40(a)(c)		3,610	3,556,171
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 6.92%, 05/15/39(a)(c)		2,431	2,413,518
BPR Trust, Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.15%, 05/15/39(a)(c)		1,270	1,258,826
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	2,781,769
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,267,827
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	217,394
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(c)		250	208,290
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.18%, 10/15/36(a)(c)		2,018	2,005,857
Series 2019-XL, Class G, (1-mo. CME Term SOFR + 2.41%), 7.56%, 10/15/36(a)(c)		18,463	18,113,162
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 7.91%, 10/15/36(a)(c)		19,742	19,071,138
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,550	2,080,329
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		4,952	4,156,692
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,670	3,852,204
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 6.19%, 10/15/37(a)(c)		453	447,520
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.01%, 10/15/37(a)(c)		3,269	3,132,405
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 6.11%, 12/15/38(a)(c)		536	522,553
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.17%, 02/15/33(a)(c)		14,245	13,839,660
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.41%, 02/15/33(a)(c)		8,727	8,549,071
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.51%, 02/15/33(a)(c)		5,842	5,708,645
Series 2021-SOAR, Class G, (1-mo. LIBOR US + 2.80%), 7.99%, 06/15/38(a)(c)		3,950	3,736,958
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.04%, 06/15/27(a)(c)		1,760	1,748,966
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,010,946
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	6,867,514
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)	USD	4,881	$ 3,912,513
Series 2021-ARIA, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 10/15/36(a)(c)		1,175	1,138,494
Series 2021-ARIA, Class D, (1-mo. LIBOR US + 1.90%), 7.09%, 10/15/36(a)(c)		2,090	1,995,612
Series 2021-ARIA, Class G, (1-mo. LIBOR US + 3.14%), 8.34%, 10/15/36(a)(c)		4,215	3,884,451
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(c)		5,674	5,499,736
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(c)		1,219	1,180,177
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 7.66%, 02/15/36(a)(c)		6,390	5,863,722
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 7.66%, 02/15/36(a)(c)		5,128	4,705,659
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 8.26%, 02/15/36(a)(c)		1,244	1,138,675
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 8.26%, 02/15/36(a)(c)		5,319	4,867,626
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 7.51%, 01/15/34(a)(c)		1,492	1,435,786
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 8.26%, 01/15/34(a)(c)		2,306	2,199,400
Series 2021-SDMF, Class A, (1-mo. LIBOR US + 0.59%), 5.78%, 09/15/34(a)(c)		898	866,451
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.31%, 10/15/39(a)(c)		19,990	19,958,660
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.21%, 10/15/39(a)(c)		1,960	1,940,345
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.15%, 01/15/39(a)(c)		2,678	2,612,501
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.15%, 01/15/39(a)(c)		2,890	2,781,266
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.00%, 01/15/39(a)(c)		1,547	1,503,343
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.43%, 01/15/39(a)(c)		673	654,430
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.69%, 05/15/38(a)(c)		8,160	8,139,535
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(c)		750	543,676
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(c)		1,450	964,148
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(c)		590	483,865

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(c)	USD	1,240	$ 936,989
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		2,010	1,207,314
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. LIBOR US + 1.75%), 6.94%, 12/15/37(a)(c)		3,619	3,554,753
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 5.88%, 05/22/34(a)(c)	EUR	7,964	8,256,182
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	773,376
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	1,819,526
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	387,124
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,643	2,270,163
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%, 03/11/47(c)		440	426,768
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	915,545
Series 2016-GC37, Class C, 5.08%, 04/10/49(c)		640	560,779
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,108,602
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		5,271	5,226,558
Series 2019-PRM, Class F, 4.89%, 05/10/36(a)(c)		5,180	5,136,325
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		7,200	7,161,008
Series 2019-SMRT, Class E, 4.90%, 01/10/36(a)(c)		419	416,675
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(c)		1,540	1,040,752
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/37(a)(c)		8,885	8,734,510
Series 2020-ICE5, Class E, (1-mo. LIBOR US + 2.77%), 7.96%, 11/15/37(a)(c)		9,270	9,083,236
Series 2020-ICE5, Class F, (1-mo. LIBOR US + 3.49%), 8.69%, 11/15/37(a)(c)		4,266	4,161,041
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class C, 4.81%, 02/10/47(c)		890	774,806
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		512	460,336
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		630	484,303
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1-mo. LIBOR US + 0.98%), 6.17%, 05/15/36(a)(c)		3,129	3,113,594
Series 2019-ICE4, Class E, (1-mo. LIBOR US + 2.15%), 7.34%, 05/15/36(a)(c)		2,594	2,538,599
Series 2022-LION, 3.95%, 02/15/24(e)		10,100	9,048,049
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(c)		1,729	787,559
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. LIBOR US + 0.95%), 6.14%, 12/15/30(a)(c)	USD	900	$ 859,510
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	716,894
Series 2020-FACT, Class E, (1-mo. LIBOR US + 4.86%), 10.06%, 10/15/37(a)(c)		3,424	3,056,556
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(c)		710	614,950
Series 2021-BHAR, Class A, (1-mo. LIBOR US + 1.15%), 6.34%, 11/15/38(a)(c)		2,817	2,756,923
Series 2021-BHAR, Class B, (1-mo. LIBOR US + 1.50%), 6.69%, 11/15/38(a)(c)		1,150	1,120,151
Series 2021-BHAR, Class C, (1-mo. LIBOR US + 2.00%), 7.19%, 11/15/38(a)(c)		5,338	5,201,121
Series 2021-BHAR, Class E, (1-mo. LIBOR US + 3.50%), 8.69%, 11/15/38(a)(c)		1,166	1,131,631
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.29%, 09/09/24(a)(c)		5,512	5,506,215
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,220,882
Series 2018-CX12, Class C, 4.88%, 08/15/51(c)		570	455,296
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	3,735,803
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,439	1,130,426
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	5,092,236
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. LIBOR US + 0.98%), 6.22%, 06/15/33(a)(c)		2,890	2,584,742
Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		423	251,768
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,327,993
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		1,800	1,426,658
Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(c)		3,097	2,367,512
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		920	675,637
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. LIBOR US + 3.12%), 8.31%, 11/15/38(a)(c)		6,008	5,540,981
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. LIBOR US + 2.25%), 7.44%, 07/15/38(a)(c)		4,486	4,359,525
Series 2021-ESH, Class E, (1-mo. LIBOR US + 2.85%), 8.04%, 07/15/38(a)(c)		7,739	7,500,883
Series 2021-ESH, Class F, (1-mo. LIBOR US + 3.70%), 8.89%, 07/15/38(a)(c)		3,884	3,689,460
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(a)(c)		1,190	1,067,337
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		120	111,789
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(c)		1,043	982,079
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.99%, 10/19/39(a)(c)		4,865	4,867,213

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GCT Commercial Mortgage Trust, Series 2021-GCT, Class D, (1-mo. LIBOR US + 2.35%), 7.54%, 02/15/38(a)(c)	USD	440	$ 264,349
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(c)		1,489	983,517
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,662,248
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	131,135
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(c)		1,100	902,580
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)		1,049	934,134
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	630,241
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	1,740,400
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		260	196,868
Series 2021-DM, Class A, (1-mo. LIBOR US + 0.89%), 6.08%, 11/15/36(a)(c)		3,852	3,758,977
Series 2021-DM, Class F, (1-mo. LIBOR US + 3.44%), 8.63%, 11/15/36(a)(c)		530	499,422
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 7.84%, 11/15/27(a)(c)		8,490	8,452,979
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.34%, 08/15/39(a)(c)		5,160	5,161,612
Series 2022-SHIP, Class A, (1-mo. CME Term SOFR + 0.73%), 5.88%, 08/15/36(a)(c)		6,241	6,198,116
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.24%, 03/15/28(a)(c)		3,500	3,442,987
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.54%, 07/15/24(a)(c)		1,143	1,140,573
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,152,700
HONO Mortgage Trust, Series 2021-LULU, Class E, (1-mo. LIBOR US + 3.35%), 8.54%, 10/15/36(a)(c)		765	697,738
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		2,975	1,952,509
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.39%, 10/15/39(a)(c)		9,809	9,778,365
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,487,465
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(a)(c)		1,600	1,517,936
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(a)(c)		810	761,906
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	647,436
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,470,558
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.64%, 08/15/39(a)(c)		5,685	5,684,994
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(c)	USD	1,873	$ 1,423,368
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.06%), 8.21%, 04/15/38(a)(c)		2,750	2,633,822
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%, 01/15/49(c)		710	591,274
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	262,448
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,652,198
Series 2018-PHH, Class A, (1-mo. LIBOR US + 1.21%), 6.40%, 06/15/35(a)(c)		1,938	1,796,836
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,457,816
Series 2019-MFP, Class E, (1-mo. LIBOR US + 2.16%), 7.35%, 07/15/36(a)(c)		2,460	2,360,293
Series 2020-609M, Class D, (1-mo. LIBOR US + 2.77%), 7.96%, 10/15/33(a)(c)		1,600	1,338,029
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.06%, 04/15/38(a)(c)		1,062	1,044,702
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.56%), 7.71%, 04/15/38(a)(c)		8,804	8,452,877
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 7.62%, 12/15/36(a)(c)		5,794	5,786,469
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.69%, 04/15/37(a)(c)		5,624	4,869,110
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.33%, 09/15/39(a)(c)		8,514	8,516,569
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		3,654	2,646,239
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1-mo. CME Term SOFR + 2.16%), 7.31%, 12/15/37(a)(c)		2,490	2,377,392
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1-mo. LIBOR US + 1.95%), 7.14%, 05/15/36(a)(c)		3,575	3,517,149
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1-mo. LIBOR US + 0.45%), 5.60%, 09/25/36(a)(c)		1,358	1,285,617
Series 2007-1A, Class 1A, (1-mo. LIBOR US + 0.25%), 5.40%, 03/25/37(a)(c)		49	48,503
Life Mortgage Trust, Series 2021-BMR, Class F, (1-mo. CME Term SOFR + 2.46%), 7.61%, 03/15/38(a)(c)		4,154	3,932,371
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.31%, 04/20/48(a)(c)		136	130,292
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(a)(c)		1,085	850,571
Series 2017-330M, Class E, 4.17%, 08/15/34(a)(c)		1,846	1,391,767

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Med Trust, Series 2021-MDLN, Class G, (1-mo. LIBOR US + 5.25%), 10.44%, 11/15/38(a)(c)	USD	26,841	$ 25,129,604
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.37%, 12/15/34(a)(c)		1,005	933,933
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(c)		1,773	1,132,876
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.06%, 04/15/38(a)(c)		591	580,069
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 7.36%, 04/15/38(a)(c)		11,336	10,994,875
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.86%, 04/15/38(a)(c)		1,164	1,129,440
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/28(a)		5,298	5,282,110
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(c)		110	90,535
Series 2015-C25, Class B, 4.67%, 10/15/48(c)		2,910	2,673,195
Series 2015-C25, Class C, 4.67%, 10/15/48(c)		430	380,071
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		221	174,047
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	262,286
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,730	1,788,873
Series 2018-SUN, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 07/15/35(a)(c)		1,410	1,392,659
Series 2018-SUN, Class F, (1-mo. LIBOR US + 2.55%), 7.74%, 07/15/35(a)(c)		28	27,260
MSCG Trust
Series 2018-SELF, Class E, (1-mo. LIBOR US + 2.15%), 7.34%, 10/15/37(a)(c)		679	654,883
Series 2018-SELF, Class F, (1-mo. LIBOR US + 3.05%), 8.24%, 10/15/37(a)(c)		3,153	3,037,879
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(c)		1,650	1,312,933
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.54%, 03/15/39(a)(c)		3,160	3,100,727
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.43%, 03/15/39(a)(c)		1,362	1,263,497
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1-mo. LIBOR US + 0.95%), 6.14%, 06/15/35(a)(c)		263	248,261
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,861,983
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,251,816
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		2,910	1,686,470
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,019	827,300
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. LIBOR US + 2.75%), 7.94%, 01/15/36(a)(c)		960	737,389
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 7.38%, 08/19/35(a)(c)	USD	5,272	$ 5,258,820
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.64%, 10/25/39(a)(c)		9,356	9,350,370
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.56%, 06/25/37(a)(c)		2,064	2,064,995
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.46%, 10/25/39(a)(c)		5,610	5,587,209
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.34%, 01/19/37(a)(c)		10,125	9,935,751
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1-day SONIA + 2.22%), 6.94%, 05/17/29(a)(c)	GBP	1,148	1,406,997
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(c)	USD	2,200	1,702,176
SMRT
Series 2022-MINI, Class A, (1-mo. CME Term SOFR + 1.00%), 6.15%, 01/15/39(a)(c)		1,660	1,607,950
Series 2022-MINI, Class E, (1-mo. CME Term SOFR + 2.70%), 7.85%, 01/15/39(a)(c)		1,550	1,460,268
SREIT Trust
Series 2021-MFP, Class F, (1-mo. LIBOR US + 2.62%), 7.82%, 11/15/38(a)(c)		5,400	5,149,390
Series 2021-MFP2, Class A, (1-mo. LIBOR US + 0.82%), 6.02%, 11/15/36(a)(c)		1,180	1,149,654
Series 2021-MFP2, Class F, (1-mo. LIBOR US + 2.62%), 7.81%, 11/15/36(a)(c)		4,101	3,905,818
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.33%, 05/15/37(a)(c)		9,831	9,548,419
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	797,794
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		214	170,753
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		129	98,965
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		119	104,148
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		685	567,908
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		777	642,184
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		10,865	8,975,700
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,144	811,732
Series 2022-2, Class M3, 5.86%, 04/25/52(a)(c)		2,230	1,930,340
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	829,153
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		737	628,892
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		4,494	4,392,229
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(c)		3,390	2,943,121
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. LIBOR US + 1.42%), 6.58%, 01/15/59(c)		2,978	2,922,457

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class A3FL, (1-mo. LIBOR US + 1.04%), 6.20%, 06/15/49(a)(c)	USD	1,830	$ 1,769,185
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		1,253	1,063,122
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(c)		1,680	1,514,039
Series 2018-C45, Class C, 4.73%, 06/15/51		530	437,620
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,223,053
Series 2020-SDAL, Class D, (1-mo. LIBOR US + 2.09%), 7.28%, 02/15/37(a)(c)		1,530	1,452,289
Series 2020-SDAL, Class E, (1-mo. LIBOR US + 2.74%), 7.93%, 02/15/37(a)(c)		1,300	1,204,161
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	689,964
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.94%, 11/15/27(a)(c)		6,274	6,266,085
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.58%, 11/15/27(a)(c)		2,500	2,490,580
			738,153,114
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		109,191	4,575,087
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		53,413	1,298,971
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,735	139,483
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		103,239	954,665
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		28,125	684,404
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		17,182	380,593
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	281,139
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,062	74,519
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		55,125	726,270
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.73%, 07/25/56(a)(c)		2,880	290,752
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.05%, 02/25/38(a)(c)		12,223	2,913,548
			12,319,431
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(c)		13,000	84,067
BANK, Series 2019-BN20, Class XB, 0.47%, 09/15/62(c)		39,279	764,703
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.74%, 02/15/50(c)		11,850	226,900
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XD, 1.39%, 02/15/50(a)(c)	USD	5,000	$ 192,301
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.06%, 08/10/35(a)(c)		16,276	456,855
Series 2020-C7, Class XB, 1.10%, 04/15/53(c)		1,596	91,159
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.19%, 03/15/52(c)		12,928	562,612
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		7,100	186,419
Series 2021-B23, Class XA, 1.38%, 02/15/54(c)		27,401	1,769,595
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(c)		14,400	761,721
BX Trust, Series 2022-GPA, Class XCP, 1.03%, 10/15/39(a)(c)		107,548	140,071
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(a)(c)		5,497	201,034
Series 2016-C4, Class XB, 0.85%, 05/10/58(c)		5,810	102,725
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(c)		46,500	2,270,920
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.17%, 02/10/35(a)(c)		150,000	208,290
Series 2015-CR25, Class XA, 0.95%, 08/10/48(c)		4,171	56,655
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	207,795
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.26%, 11/15/50(c)		12,490	125,741
Series 2019-C16, Class XA, 1.71%, 06/15/52(c)		30,186	2,021,402
Series 2019-C17, Class XA, 1.49%, 09/15/52(c)		10,191	554,935
Series 2019-C17, Class XB, 0.70%, 09/15/52(c)		19,090	534,043
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(c)		21,535	336,736
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	181,801
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		154,235	602,426
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	93,253
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.94%, 11/10/52(c)		7,800	308,487
Series 2020-GSA2, Class XA, 1.84%, 12/12/53(a)(c)		18,473	1,619,235
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.95%, 09/15/47(c)		1,692	9,110

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class XA, 0.74%, 09/15/47(c)	USD	23,330	$ 119,210
Series 2015-C29, Class XA, 0.69%, 05/15/48(c)		1,351	11,112
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	100,454
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.65%, 04/15/46(c)		4,570	53
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	254,371
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.32%, 02/15/36(a)(c)		3,645	153,027
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.95%, 03/10/50(a)(c)		2,559	44,592
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.33%, 12/15/47(a)(c)		4,370	72,688
Series 2015-C26, Class XD, 1.45%, 10/15/48(a)(c)		4,490	118,024
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%, 03/15/49(a)(c)		13,984	522,515
Series 2017-H1, Class XD, 2.31%, 06/15/50(a)(c)		3,293	223,724
Series 2019-H6, Class XB, 0.87%, 06/15/52(c)		23,510	827,124
Series 2019-L2, Class XA, 1.17%, 03/15/52(c)		8,625	370,492
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		36,697	488,720
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		53,230	1,522
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)		10,646	27,736
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.61%, 10/15/52(c)		31,650	2,084,217
Series 2019-C18, Class XA, 1.15%, 12/15/52(c)		34,678	1,479,997
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.17%, 12/15/48(c)		2,193	41,977
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)		4,420	139,989
Series 2019-C50, Class XA, 1.58%, 05/15/52(c)		22,127	1,250,128
			23,002,663
Mortgage-Backed Securities — 0.0%
Bear Stearns ALT-A Trust, Series 2006-2, Class 22A1, 3.68%, 03/01/36(c)		3,458	2,175,323
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(p)		1,524	161,323
Total Non-Agency Mortgage-Backed Securities — 8.4% (Cost: $1,704,256,343)			1,573,612,202
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
Ahli United Sukuk Ltd., 3.88%(d)(l)	USD	350	$ 317,187
Banco Mercantil del Norte SA
5.88%(a)(l)		508	429,577
5.88%(d)(l)		661	558,958
6.63%(a)(l)		323	247,903
6.63%(d)(l)		261	200,318
Emirates NBD Bank PJSC, 6.13%(d)(l)		425	420,219
Kasikornbank PCL, 5.28%(d)(l)		300	282,138
			2,456,300
Capital Markets — 0.1%
State Street Corp.
Series F, (3-mo. LIBOR US + 3.60%), 9.15%(c)(l)		1,338	1,334,682
Series H, 5.63%(l)		10,070	9,357,289
			10,691,971
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 6.38%(d)(l)		200	194,206
Total Capital Trusts — 0.1%			13,342,477
	Shares
Preferred Stocks — 0.2%
Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000)(e)(i)	1,875	1,748,287
Household Durables — 0.1%
Dream Finders Homes, Inc.(e)	15,124	13,743,935
Lessen, Inc., Series C(e)(j)	143,367	1,337,614
		15,081,549
IT Services — 0.0%
Cap Hill Brands(e)	2,670,520	4,032,485
Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972)(e)(i)	4,118,274	12,890,198
Total Preferred Stocks — 0.2%		33,752,519
Total Preferred Securities — 0.3% (Cost: $49,937,176)		47,094,996
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,682,377
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 5.36%, 04/25/33(c)		1	937
Freddie Mac
Series 2015-DN1, Class B, (1-mo. LIBOR US + 11.50%), 16.65%, 01/25/25(c)		277	283,219
Series 2015-HQ2, Class B, (1-mo. LIBOR US + 7.95%), 13.10%, 05/25/25(c)		510	516,198
			800,354
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		270	267,095

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae
Series 2020-101, Class AI, 3.50%, 01/25/51	USD	10,443	$ 1,869,325
Series 2020-32, Class PI, 4.00%, 05/25/50		5,905	1,187,208
Series 2020-77, Class HI, 4.00%, 11/25/50		22,243	4,390,399
Series 2021-3, Class MI, 3.50%, 02/25/51		8,920	1,566,824
Series 2021-31, Class IB, 4.00%, 06/25/51		10,713	2,092,869
Series 2021-50, Class IO, 4.00%, 08/25/51		8,606	1,656,924
Series 427, Class C71, 3.00%, 10/25/49		28,989	4,536,912
Series 427, Class C85, 3.50%, 08/25/49		9,382	1,636,110
Series 428, Class C16, 3.00%, 03/25/50		13,764	2,150,603
Freddie Mac
Series 389, Class C35, 2.00%, 06/15/52		18,780	2,298,246
Series 389, Class C45, 3.00%, 10/15/52		32,979	5,378,827
Series 5022, Class KI, 3.00%, 10/25/50		21,604	3,415,796
Series 5052, Class KI, 4.00%, 12/25/50		13,751	2,629,056
Series 5081, Class AI, 3.50%, 03/25/51		5,221	909,382
Series 5081, Class PI, 3.00%, 03/25/51		10,795	1,757,646
Series 5112, Class KI, 3.50%, 06/25/51		23,787	4,260,787
Series 5127, Class AI, 3.00%, 06/25/51		8,471	1,339,432
Series 5129, Class IO, 3.00%, 09/25/50		2,467	403,212
Series 5139, Class IG, 3.00%, 09/25/51		6,014	889,068
Series 5145, Class HI, 3.00%, 09/25/51		2,405	379,169
Series 5152, Class EI, 3.50%, 10/25/51		11,304	2,089,474
Series 5155, Class JI, 3.00%, 10/25/51		5,475	869,636
Series 5155, Class NI, 3.00%, 10/25/51(e)		6,637	926,074
Series 5161, Class LI, 3.00%, 11/25/51		7,736	1,005,519
Series 5164, Class IB, 3.00%, 11/25/51		8,025	1,203,544
Series 5167, Class MI, 3.00%, 11/25/51		3,518	473,803
Series 5196, Class DI, 3.00%, 02/25/52		16,251	2,496,229
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		6,659	866,359
Series 2020-146, Class DI, 2.50%, 10/20/50		5,408	704,597
Series 2020-151, Class MI, 2.50%, 10/20/50		17,053	2,225,627
Series 2020-175, Class DI, 2.50%, 11/20/50		1,873	244,272
Series 2020-185, Class MI, 2.50%, 12/20/50		6,711	876,530
Series 2021-15, Class GI, 3.50%, 01/20/51		3,817	630,079
Series 2021-161, Class IB, 4.00%, 09/20/51		2,327	367,775
Series 2021-176, Class IA, 3.50%, 10/20/51		5,519	833,879
Series 2021-199, Class KI, 3.50%, 11/20/51		2,759	425,541
Series 2021-209, Class TJ, 3.50%, 11/20/51		2,478	361,236
Series 2021-214, Class AI, 4.00%, 12/20/51		5,454	845,091
Series 2021-215, Class LI, 3.00%, 12/20/51		4,294	515,581
Series 2021-221, Class AI, 3.50%, 12/20/51		5,079	724,186
Series 2021-221, Class CI, 3.00%, 12/20/51		2,525	302,044
Series 2021-67, Class QI, 3.00%, 04/20/51		3,999	558,992
Series 2021-76, Class JI, 3.00%, 08/20/50		4,108	610,023
Series 2021-78, Class IC, 4.00%, 05/20/51(e)		3,786	637,517
Series 2021-83, Class PI, 3.00%, 05/20/51		16,493	2,387,643
Series 2021-96, Class MI, 3.00%, 06/20/51		7,171	1,064,731
Series 2022-78, Class IO, 3.00%, 08/20/51		8,911	1,265,812
			70,259,589
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.12%, 10/25/30(c)		13,732	777,554
Series KL06, Class XFX, 1.47%, 12/25/29(c)		6,710	402,181
Series KW09, Class X1, 0.94%, 05/25/29(c)		36,564	1,281,414
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(c)		2,819	39,908
Series 2013-78, Class IO, 0.28%, 10/16/54(c)		4,722	57,784
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2015-173, Class IO, 0.60%, 09/16/55(c)	USD	3,338	$ 73,062
Series 2015-22, Class IO, 0.52%, 03/16/55(c)		3,796	61,641
Series 2015-37, Class IO, 0.62%, 10/16/56(c)		524	13,326
Series 2015-48, Class IO, 0.91%, 02/16/50(c)		439	9,793
Series 2016-36, Class IO, 0.68%, 08/16/57(c)		660	18,952
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,254	119,303
			2,854,918
Mortgage-Backed Securities — 50.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		257,025	208,481,061
2.00%, 10/01/31 - 03/01/52		702,037	583,590,555
2.50%, 09/01/27 - 02/01/52		839,924	726,242,876
3.00%, 04/01/28 - 05/01/52		166,159	150,919,034
3.50%, 08/01/28 - 04/01/52(q)		297,709	274,957,041
4.00%, 08/01/31 - 05/01/52		230,806	219,840,879
4.50%, 02/01/25 - 07/01/52		151,966	149,393,058
5.00%, 11/01/32 - 04/01/53		50,300	49,760,295
5.50%, 12/01/32 - 06/01/53		67,304	67,353,002
6.00%, 02/01/34 - 05/01/53		59,019	59,923,100
6.50%, 05/01/40		1,175	1,223,914
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		44,078	36,571,088
2.00%, 09/01/35 - 02/01/52		428,593	356,626,373
2.50%, 04/01/27 - 04/01/52(q)		649,044	556,773,045
3.00%, 09/01/27 - 08/01/52		286,203	255,767,968
3.50%, 02/01/31 - 08/01/51		87,526	82,110,069
4.00%, 08/01/40 - 06/01/52		124,862	119,454,468
4.50%, 02/01/39 - 08/01/52		88,074	86,077,610
5.00%, 07/01/35 - 02/01/53		34,499	33,960,193
5.50%, 02/01/35 - 05/01/53		52,065	51,937,758
6.00%, 11/01/52 - 06/01/53		198,451	202,329,878
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/53(r)		270,596	227,801,215
2.50%, 04/20/51 - 07/15/53(r)		278,007	240,892,800
3.00%, 12/20/44 - 07/15/53(r)		204,174	183,087,686
3.50%, 01/15/42 - 07/15/53(r)		150,270	139,177,347
4.00%, 04/20/39 - 07/15/53(r)		104,281	99,065,986
4.50%, 12/20/39 - 07/15/53(r)		279,603	270,038,814
5.00%, 04/15/33 - 07/15/53(r)		58,789	57,856,634
5.50%, 07/15/53(r)		36,665	36,493,133
6.00%, 07/15/53(r)		19,688	19,818,741
6.50%, 07/15/53(r)		9,582	9,750,434
Uniform Mortgage-Backed Securities
1.50%, 07/01/38 - 07/01/53(r)		7,284	6,003,870
2.00%, 07/01/38 - 07/01/53(r)		358,908	297,418,745
2.50%, 07/01/38 - 07/01/53(r)		829,644	705,204,352
3.00%, 07/01/38 - 07/01/53(r)		531,127	467,769,347
3.50%, 07/01/38 - 07/01/53(r)		746,706	680,416,401
4.00%, 07/01/38 - 07/01/53(r)		138,973	130,529,018
4.50%, 07/01/38 - 07/01/53(r)		672,575	646,786,496
5.00%, 07/01/53(r)		491,388	481,483,946
5.50%, 07/01/53(r)		484,936	482,587,054

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/53(r)	USD	8,868	$ 8,946,288
6.50%, 07/01/53(r)		19,126	19,527,945
			9,483,949,517
Total U.S. Government Sponsored Agency Securities — 51.3% (Cost: $9,990,128,357)			9,559,813,850
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		90,240	97,001,058
4.63%, 02/15/40		10,812	11,790,148
1.13%, 05/15/40 - 08/15/40		18,140	11,711,284
4.38%, 05/15/40		45,121	47,675,130
3.88%, 08/15/40 - 02/15/43		67,346	65,848,604
1.38%, 11/15/40		9,070	6,068,397
4.25%, 11/15/40		10,812	11,243,635
3.13%, 08/15/44		45,120	39,044,662
2.50%, 02/15/45		102,915	79,678,723
3.00%, 05/15/47 - 08/15/52(s)		253,702	214,600,651
2.75%, 11/15/47(s)		103,431	83,193,271
3.38%, 11/15/48(s)		163,361	147,631,213
1.63%, 11/15/50		44,842	27,847,582
2.38%, 05/15/51		69,388	51,588,649
3.63%, 02/15/53		44,559	42,762,235
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53		2,133	2,073,201
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30(h)		175,815	163,595,761
1.75%, 12/31/24		253,956	241,436,762
3.88%, 03/31/25 - 12/31/29		444,148	438,405,266
2.63%, 04/15/25 - 07/31/29		190,242	178,940,916
0.38%, 04/30/25 - 09/30/27(h)		225,984	204,829,537
2.75%, 05/15/25 - 08/15/32		258,464	240,865,312
2.88%, 06/15/25 - 05/15/32(s)		96,020	92,164,260
4.00%, 12/15/25 - 10/31/29(s)		311,586	309,396,437
0.75%, 05/31/26		40,427	36,313,237
1.88%, 02/28/27		60,677	55,619,003
0.50%, 04/30/27 - 08/31/27		264,042	227,594,957
2.38%, 05/15/27 - 03/31/29		53,663	49,359,617
2.25%, 08/15/27		20,160	18,636,187
3.13%, 11/15/28		6,518	6,209,159
1.63%, 08/15/29 - 05/15/31		127,761	109,272,113
3.75%, 05/31/30		90,300	89,044,266
1.25%, 08/15/31		179,368	147,193,865
Total U.S. Treasury Obligations — 19.0% (Cost: $3,800,592,455)			3,548,635,098
	Shares
Warrants(f)
Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	7,372
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	11,555	168
		7,540
Security	Shares	Value
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	$ 46,611
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	6,574
		53,185
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	57,179	12,013
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	214,560	19,310
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	128,396	10,272
		41,595
Consumer Staples Distribution & Retail — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/22, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	62,455
Electrical Equipment — 0.0%
FreeWire Technologies, Inc. (Issued/Exercisable 06/05/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35) - Tranche A(e)	853,096	324,177
FreeWire Technologies, Inc. (Issued/Exercisable 06/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35) - Tranche B(e)	42,655	16,209
FreeWire Technologies, Inc. (Issued/Exercisable 06/14/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35) - Tranche B(e)	810,441	8
		340,394
Financial Services — 0.0%
Pivotal Investment Corp. III (Issued/Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	31,052	171
Proof Acquisition Corp. I (Issued/Exercisable 05/02/22, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 11.50)(e)	109,868	8,789
		8,960
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 02/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)	126,555	1
IT Services — 0.0%
KINS Technology Group, Inc. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)	469,648	61,054

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	$ 3,650
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	9,388
		13,038
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)	2,236	26,519
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	111,610	2,255
Software — 0.0%
CXApp, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	399,242	217,388
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	49,166	5,236
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	70
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(e)(i)	507,586	1,451,696
		1,674,390
Total Warrants — 0.0% (Cost: $6,307,106)		2,291,386
Total Long-Term Investments — 117.0% (Cost: $23,076,445,587)		21,809,803,892
Par (000)
Short-Term Securities
Commercial Paper — 0.1%
Citibank N.A., 4.06%, 08/01/23	USD	11,158	11,145,049
	Shares
Money Market Funds — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(o)(t)	1,162,648,648	1,162,648,648
SL Liquidity Series, LLC, Money Market Series, 5.28%(o)(t)(u)	7,968,873	7,968,873
		1,170,617,521
Total Short-Term Securities — 6.4% (Cost: $1,181,773,462)		1,181,762,570
Options Purchased — 0.5% (Cost: $47,712,176)		94,564,360
Total Investments Before Options Written and TBA Sale Commitments — 123.9% (Cost: $24,305,931,225)		23,086,130,822
Security		Par (000)	Value
TBA Sale Commitments(r)
Mortgage-Backed Securities — (18.6)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/53	USD	(86,400)	$ (70,453,125)
2.50%, 07/01/53		(1,281,680)	(1,087,374,137)
3.00%, 07/01/53		(172,336)	(151,662,411)
3.50%, 07/01/38 - 07/01/53		(423,708)	(386,125,211)
4.00%, 07/01/53		(227,555)	(213,621,775)
4.50%, 07/01/53		(1,364,781)	(1,312,403,087)
5.50%, 07/01/53		(190,378)	(189,456,354)
6.00%, 07/01/53		(56,510)	(57,008,474)
Total TBA Sale Commitments — (18.6)% (Proceeds: $(3,480,812,865))			(3,468,104,574)
Options Written — (0.7)% (Premiums Received: $(57,553,089))			(123,243,973)
Total Investments Net of Options Written and TBA Sale Commitments — 104.6% (Cost: $20,767,565,271)			19,494,782,275
Liabilities in Excess of Other Assets — (4.6)%			(854,891,732)
Net Assets — 100.0%			$ 18,639,890,543
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $24,310,191, representing 0.1% of its net assets as of period end, and an original cost of $21,288,393.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Master Portfolio.
(p)	Zero-coupon bond.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Par/Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 2,571	$ —	$ —	$ —	$ (2,571)	$ —	2,839	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	436,896,201	725,752,447(a)	—	—	—	1,162,648,648	1,162,648,648	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	393,496,098	(366,506,791)	(1,335,071)	191,224	25,845,460	239,000	1,432,296	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	—	16,514,978	(16,485,864)	(29,114)	—	—	—	—	—
iShares MSCI U.S.A. Momentum Factor ETF	—	28,232,863	(17,055,848)	99,216	263,769	11,540,000	80,000	—	—
iShares TIPS Bond ETF(b)	—	7,760,214	(7,801,262)	41,048	—	—	—	—	—
SL Liquidity Series, LLC, Money Market Series	4,095,774	3,874,549(a)	—	(2,484)	1,034	7,968,873	7,968,873	235,436(c)	—
				$ (1,226,405)	$ 453,456	$ 1,208,002,981		$ 1,667,732	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30-Day Federal Funds	99	08/31/23	$ 39,075	$ (4,337)
Euro-Bobl	13	09/07/23	1,641	21
NASDAQ 100 E-Mini Index	25	09/15/23	7,669	207,944
U.S. Treasury Bonds (30 Year)	4,999	09/20/23	634,404	(4,395,853)
U.S. Ultra Treasury Bonds	2,502	09/20/23	340,819	(304,881)
U.S. Treasury Notes (2 Year)	4,232	09/29/23	860,551	(1,384,936)
U.S. Treasury Notes (5 Year)	19,278	09/29/23	2,064,553	(25,462,206)
3-month EURIBOR	158	06/17/24	41,454	(275,665)
3-month SOFR	12,434	06/18/24	2,949,500	(9,828,148)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
3-month SOFR	4,746	09/17/24	$ 1,130,023	$ (3,355,191)
3-month SONIA Index	1,288	09/17/24	383,974	(713,671)
Canadian Bankers Acceptance	26	09/18/24	4,667	(24,462)
				(45,541,385)
Short Contracts
CBOE Volatility Index	148	07/19/23	2,222	234,814
Euro-Bund	29	09/07/23	4,232	1,311
Euro-Buxl	81	09/07/23	12,339	(109,671)
Japanese Government Bonds (10 Year)	565	09/12/23	581,661	(2,578,837)
E-Mini Russell 2000 Index	187	09/15/23	17,800	(161,566)
E-Mini S&P 500 Index	57	09/15/23	12,792	(166,198)
Euro STOXX 50 Index	390	09/15/23	18,840	(400,357)
Euro STOXX Banks Index	769	09/15/23	4,538	(156,767)
3-month SONIA Index	100	09/19/23	30,102	122,211
U.S. Treasury Notes (10 Year)	1,797	09/20/23	201,741	1,199,149
U.S. Ultra Treasury Notes (10 Year)	229	09/20/23	27,122	60,590
3-month SOFR	20	12/17/24	4,781	46,027
3-month SOFR	58	03/18/25	13,916	44,659
				(1,864,635)
				$ (47,406,020)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,498,592	USD	931,000	Bank of America N.A.	07/05/23	$ 7,637
BRL	4,498,592	USD	931,000	Bank of America N.A.	07/05/23	7,637
BRL	6,836,366	USD	1,366,000	BNP Paribas SA	07/05/23	60,417
BRL	6,836,366	USD	1,366,000	BNP Paribas SA	07/05/23	60,417
BRL	8,818,504	USD	1,815,000	BNP Paribas SA	07/05/23	24,993
BRL	8,999,594	USD	1,863,000	BNP Paribas SA	07/05/23	14,777
BRL	9,137,690	USD	1,815,000	Citibank N.A.	07/05/23	91,591
BRL	4,501,090	USD	913,000	Citibank N.A.	07/05/23	26,159
BRL	4,501,090	USD	913,000	Citibank N.A.	07/05/23	26,159
BRL	4,489,392	USD	929,000	Goldman Sachs International	07/05/23	7,718
BRL	4,489,393	USD	929,000	Goldman Sachs International	07/05/23	7,718
COP	46,621,218,361	USD	11,132,096	Bank of America N.A.	07/05/23	23,859
USD	2,291,000	BRL	10,935,401	Barclays Bank PLC	07/05/23	9,314
USD	2,291,000	BRL	10,935,401	Barclays Bank PLC	07/05/23	9,314
USD	1,285,000	TWD	39,175,153	Citibank N.A.	07/13/23	25,232
USD	1,285,000	TWD	39,175,153	Citibank N.A.	07/13/23	25,232
USD	1,362,000	TWD	41,520,570	Citibank N.A.	07/13/23	26,809
USD	1,362,000	TWD	41,520,570	Citibank N.A.	07/13/23	26,809
AUD	1,417,000	USD	938,224	JPMorgan Chase Bank N.A.	07/18/23	6,242
AUD	1,417,000	USD	938,224	JPMorgan Chase Bank N.A.	07/18/23	6,242
CLP	745,215,300	USD	927,000	Deutsche Bank AG	07/18/23	63
CLP	745,215,300	USD	927,000	Deutsche Bank AG	07/18/23	63
CZK	71,102,594	USD	3,217,000	Goldman Sachs International	07/18/23	43,997
CZK	71,102,594	USD	3,217,000	Goldman Sachs International	07/18/23	43,997
EUR	856,000	NOK	9,843,064	Deutsche Bank AG	07/18/23	17,273
EUR	856,000	NOK	9,843,064	Deutsche Bank AG	07/18/23	17,273
EUR	378,000	USD	407,827	Standard Chartered Bank	07/18/23	5,034
EUR	378,000	USD	407,827	Standard Chartered Bank	07/18/23	5,034
GBP	529,000	USD	665,095	Deutsche Bank AG	07/18/23	6,828
GBP	529,000	USD	665,095	Deutsche Bank AG	07/18/23	6,828
GBP	1,089,000	USD	1,373,061	JPMorgan Chase Bank N.A.	07/18/23	10,160

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,089,000	USD	1,373,061	JPMorgan Chase Bank N.A.	07/18/23	$ 10,160
HUF	629,518,360	USD	1,823,000	JPMorgan Chase Bank N.A.	07/18/23	11,468
HUF	629,518,360	USD	1,823,000	JPMorgan Chase Bank N.A.	07/18/23	11,468
INR	112,935,388	USD	1,367,000	Citibank N.A.	07/18/23	8,752
INR	112,935,388	USD	1,367,000	Citibank N.A.	07/18/23	8,752
MXN	23,811,652	GBP	1,089,000	Goldman Sachs International	07/18/23	2,793
MXN	23,811,652	GBP	1,089,000	Goldman Sachs International	07/18/23	2,793
NOK	5,061,577	USD	468,000	Barclays Bank PLC	07/18/23	3,892
PLN	3,783,817	USD	915,000	Goldman Sachs International	07/18/23	14,690
PLN	3,783,817	USD	915,000	Goldman Sachs International	07/18/23	14,690
USD	696,629	AUD	1,023,000	Bank of America N.A.	07/18/23	14,774
USD	278,516	AUD	409,000	Bank of America N.A.	07/18/23	5,907
USD	535,021	AUD	790,000	Royal Bank of Canada	07/18/23	8,466
USD	2,861,000	CLP	2,278,643,450	Morgan Stanley & Co. International PLC	07/18/23	26,321
USD	2,861,000	CLP	2,278,643,450	Morgan Stanley & Co. International PLC	07/18/23	26,321
USD	4,510,000	CLP	3,591,989,500	Morgan Stanley & Co. International PLC	07/18/23	41,492
USD	467,268	GBP	366,000	HSBC Bank PLC	07/18/23	2,384
USD	934,332	GBP	733,000	Morgan Stanley & Co. International PLC	07/18/23	3,293
USD	934,332	GBP	733,000	Morgan Stanley & Co. International PLC	07/18/23	3,293
USD	937,000	HUF	319,441,543	JPMorgan Chase Bank N.A.	07/18/23	6,121
USD	1,367,000	INR	112,210,195	Citibank N.A.	07/18/23	83
USD	1,367,000	INR	112,210,195	Citibank N.A.	07/18/23	83
USD	1,372,000	JPY	189,882,014	Royal Bank of Canada	07/18/23	52,266
USD	915,000	KRW	1,166,524,350	Deutsche Bank AG	07/18/23	28,912
USD	915,000	KRW	1,166,524,350	Deutsche Bank AG	07/18/23	28,912
USD	935,000	SEK	10,012,343	Deutsche Bank AG	07/18/23	5,871
USD	935,000	SEK	10,012,343	Deutsche Bank AG	07/18/23	5,871
USD	828,750	THB	29,032,356	Citibank N.A.	07/18/23	8,337
USD	828,750	THB	29,032,356	Citibank N.A.	07/18/23	8,337
USD	699,000	ZAR	12,836,366	Citibank N.A.	07/18/23	18,279
USD	699,000	ZAR	12,836,366	Citibank N.A.	07/18/23	18,279
USD	464,000	ZAR	8,482,089	JPMorgan Chase Bank N.A.	07/18/23	14,189
USD	935,000	ZAR	17,332,188	UBS AG	07/18/23	15,862
USD	935,000	ZAR	17,332,189	UBS AG	07/18/23	15,863
USD	1,240,258	EUR	1,120,540	Standard Chartered Bank	08/08/23	15,092
USD	5,932,188	ZAR	109,900,307	Morgan Stanley & Co. International PLC	08/08/23	116,501
MXN	70,942,181	USD	3,902,210	JPMorgan Chase Bank N.A.	08/31/23	193,972
USD	7,575,109	GBP	5,940,000	JPMorgan Chase Bank N.A.	09/13/23	29,665
EUR	8,094,000	GBP	6,942,062	Bank of America N.A.	09/20/23	50,003
EUR	10,580,000	GBP	9,100,525	Bank of America N.A.	09/20/23	31,991
EUR	8,094,000	GBP	6,981,081	JPMorgan Chase Bank N.A.	09/20/23	439
EUR	8,094,000	GBP	6,960,176	JPMorgan Chase Bank N.A.	09/20/23	26,993
EUR	17,880,000	GBP	15,350,785	UBS AG	09/20/23	90,812
EUR	1,619,000	USD	1,773,106	Bank of America N.A.	09/20/23	751
EUR	3,570,000	USD	3,897,003	Deutsche Bank AG	09/20/23	14,467
EUR	7,260,000	USD	7,906,779	HSBC Bank PLC	09/20/23	47,638
EUR	585,900	USD	640,191	JPMorgan Chase Bank N.A.	09/20/23	1,750
USD	7,772,765	AUD	11,320,000	Bank of America N.A.	09/20/23	214,685
USD	2,354,530	AUD	3,424,000	Bank of New York Mellon	09/20/23	68,411
USD	10,096,565	CAD	13,306,000	NatWest Markets PLC	09/20/23	39,606
USD	46,995,854	EUR	42,825,584	BNP Paribas SA	09/20/23	74,012
USD	488,572	EUR	445,000	Deutsche Bank AG	09/20/23	1,008
USD	7,844,765	EUR	7,150,000	Deutsche Bank AG	09/20/23	10,870
USD	7,796,141	EUR	7,100,000	HSBC Bank PLC	09/20/23	17,027
USD	12,428,172	EUR	11,330,000	JPMorgan Chase Bank N.A.	09/20/23	14,460
USD	26,674,542	EUR	24,304,416	TD Securities, Inc.	09/20/23	45,414
USD	402,865	EUR	366,000	TD Securities, Inc.	09/20/23	1,858
USD	7,832,125	GBP	6,100,000	JPMorgan Chase Bank N.A.	09/20/23	83,572
USD	4,301,222	JPY	599,895,000	Bank of New York Mellon	09/20/23	90,585
USD	600,235	EUR	546,432	Bank of America N.A.	09/22/23	1,476

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	227,960	EUR	207,527	Bank of America N.A.	09/22/23	$ 560
USD	379,674	EUR	345,641	Bank of America N.A.	09/22/23	933
USD	488,845	EUR	445,007	Deutsche Bank AG	09/22/23	1,224
USD	276,263	EUR	251,615	Deutsche Bank AG	09/22/23	554
USD	7,280,817	IDR	109,030,237,236	Citibank N.A.	09/26/23	13,459
						$2,399,588
USD	915,000	BRL	4,518,727	Citibank N.A.	07/05/23	(27,839)
USD	915,000	BRL	4,518,727	Citibank N.A.	07/05/23	(27,839)
USD	1,815,000	BRL	9,255,520	Goldman Sachs International	07/05/23	(116,177)
USD	1,863,000	BRL	9,073,760	JPMorgan Chase Bank N.A.	07/05/23	(30,252)
USD	1,815,000	BRL	9,069,555	Morgan Stanley & Co. International PLC	07/05/23	(77,375)
USD	933,000	BRL	4,478,400	TD Securities, Inc.	07/05/23	(1,424)
USD	933,000	BRL	4,478,400	TD Securities, Inc.	07/05/23	(1,424)
USD	4,743,400	COP	22,165,906,812	Bank of New York Mellon	07/05/23	(560,663)
USD	5,293,816	COP	24,455,311,549	JPMorgan Chase Bank N.A.	07/05/23	(558,077)
TWD	40,604,980	USD	1,323,500	Standard Chartered Bank	07/13/23	(17,752)
TWD	40,604,980	USD	1,323,500	Standard Chartered Bank	07/13/23	(17,752)
AUD	2,065,000	CAD	1,862,991	BNP Paribas SA	07/18/23	(30,324)
AUD	581,000	USD	393,280	BNP Paribas SA	07/18/23	(6,029)
AUD	2,097,000	USD	1,404,002	JPMorgan Chase Bank N.A.	07/18/23	(6,300)
AUD	2,097,000	USD	1,404,002	JPMorgan Chase Bank N.A.	07/18/23	(6,300)
CAD	1,755,335	EUR	1,221,000	Deutsche Bank AG	07/18/23	(8,196)
CAD	1,755,335	EUR	1,221,000	Deutsche Bank AG	07/18/23	(8,196)
CNH	6,607,793	USD	929,000	HSBC Bank PLC	07/18/23	(18,721)
COP	3,918,042,000	GBP	738,000	Morgan Stanley & Co. International PLC	07/18/23	(4,059)
COP	3,918,042,000	GBP	738,000	Morgan Stanley & Co. International PLC	07/18/23	(4,059)
EUR	129,000	PLN	574,365	HSBC Bank PLC	07/18/23	(225)
EUR	129,000	PLN	574,365	HSBC Bank PLC	07/18/23	(225)
EUR	1,707,000	USD	1,873,022	Citibank N.A.	07/18/23	(8,595)
EUR	1,707,000	USD	1,873,022	Citibank N.A.	07/18/23	(8,595)
EUR	1,706,000	USD	1,869,973	Deutsche Bank AG	07/18/23	(6,638)
EUR	1,706,000	USD	1,869,973	Deutsche Bank AG	07/18/23	(6,638)
HUF	476,837,610	USD	1,403,000	Bank of America N.A.	07/18/23	(13,456)
HUF	476,837,610	USD	1,403,000	Bank of America N.A.	07/18/23	(13,456)
IDR	26,965,655,500	USD	1,813,000	Citibank N.A.	07/18/23	(14,662)
IDR	26,965,655,500	USD	1,813,000	Citibank N.A.	07/18/23	(14,662)
IDR	10,538,673,000	USD	703,000	Citibank N.A.	07/18/23	(177)
IDR	10,538,673,000	USD	703,000	Citibank N.A.	07/18/23	(177)
JPY	208,604,505	EUR	1,395,000	Bank of America N.A.	07/18/23	(73,792)
JPY	181,897,033	USD	1,314,000	State Street Bank and Trust Co.	07/18/23	(49,764)
KRW	1,214,004,000	USD	935,000	Citibank N.A.	07/18/23	(12,847)
KRW	1,214,004,000	USD	935,000	Citibank N.A.	07/18/23	(12,847)
KRW	1,186,800,750	USD	915,000	JPMorgan Chase Bank N.A.	07/18/23	(13,511)
KRW	1,186,800,750	USD	915,000	JPMorgan Chase Bank N.A.	07/18/23	(13,511)
MYR	4,187,820	USD	910,000	Barclays Bank PLC	07/18/23	(11,597)
MYR	4,187,820	USD	910,000	Barclays Bank PLC	07/18/23	(11,597)
NOK	9,917,554	EUR	852,000	NatWest Markets PLC	07/18/23	(5,959)
NOK	9,917,554	EUR	852,000	NatWest Markets PLC	07/18/23	(5,959)
NOK	9,733,822	EUR	847,000	UBS AG	07/18/23	(17,628)
NOK	9,733,822	EUR	847,000	UBS AG	07/18/23	(17,628)
THB	57,192,038	USD	1,657,500	Citibank N.A.	07/18/23	(41,335)
THB	57,192,038	USD	1,657,500	Citibank N.A.	07/18/23	(41,335)
USD	1,816,545	AUD	2,744,000	UBS AG	07/18/23	(12,400)
USD	1,816,544	AUD	2,744,000	UBS AG	07/18/23	(12,400)
USD	1,804,000	CAD	2,403,976	Goldman Sachs International	07/18/23	(11,182)
USD	288,000	CAD	383,783	Goldman Sachs International	07/18/23	(1,785)
USD	218,000	COP	922,874,660	BNP Paribas SA	07/18/23	(1,841)
USD	218,000	COP	922,874,660	BNP Paribas SA	07/18/23	(1,841)
USD	915,000	COP	3,864,502,500	Citibank N.A.	07/18/23	(5,577)
USD	915,000	COP	3,864,502,500	Citibank N.A.	07/18/23	(5,577)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,373,741	EUR	1,270,000	Goldman Sachs International	07/18/23	$ (13,383)
USD	1,373,741	EUR	1,270,000	Goldman Sachs International	07/18/23	(13,383)
USD	927,000	HUF	323,820,660	JPMorgan Chase Bank N.A.	07/18/23	(16,640)
USD	927,000	HUF	323,820,660	JPMorgan Chase Bank N.A.	07/18/23	(16,640)
USD	501,000	MXN	8,709,012	JPMorgan Chase Bank N.A.	07/18/23	(5,929)
USD	501,000	MXN	8,708,085	State Street Bank and Trust Co.	07/18/23	(5,875)
ZAR	16,663,517	EUR	830,000	Morgan Stanley & Co. International PLC	07/18/23	(22,869)
ZAR	16,663,517	EUR	830,000	Morgan Stanley & Co. International PLC	07/18/23	(22,869)
ZAR	16,920,068	USD	927,000	Bank of America N.A.	07/18/23	(29,718)
ZAR	16,920,068	USD	927,000	Bank of America N.A.	07/18/23	(29,718)
ZAR	8,716,574	USD	464,000	Deutsche Bank AG	07/18/23	(1,754)
ZAR	5,893,861	USD	317,000	Morgan Stanley & Co. International PLC	07/18/23	(4,445)
ZAR	8,162,160	USD	439,000	Morgan Stanley & Co. International PLC	07/18/23	(6,155)
BRL	10,991,874	USD	2,291,000	Barclays Bank PLC	08/02/23	(9,432)
BRL	10,991,874	USD	2,291,000	Barclays Bank PLC	08/02/23	(9,432)
USD	935,000	BRL	4,578,695	Citibank N.A.	08/02/23	(15,393)
USD	935,000	BRL	4,578,695	Citibank N.A.	08/02/23	(15,393)
USD	14,738,960	MXN	269,699,380	Barclays Bank PLC	08/31/23	(833,407)
USD	1,358,883	MXN	24,865,393	Barclays Bank PLC	08/31/23	(76,837)
USD	10,407,788	MXN	186,965,505	JPMorgan Chase Bank N.A.	08/31/23	(387,548)
USD	2,665,352	MXN	49,688,022	Morgan Stanley & Co. International PLC	08/31/23	(203,621)
USD	5,141,751	MXN	95,374,995	State Street Bank and Trust Co.	08/31/23	(365,174)
USD	4,403,566	CZK	97,148,046	Barclays Bank PLC	09/06/23	(42,599)
USD	127,103	EUR	116,490	Citibank N.A.	09/14/23	(491)
USD	95,030	EUR	87,095	Citibank N.A.	09/14/23	(367)
USD	563,753	EUR	516,683	Citibank N.A.	09/14/23	(2,179)
AUD	11,320,000	USD	7,797,295	Morgan Stanley & Co. International PLC	09/20/23	(239,215)
EUR	7,100,000	USD	7,815,880	JPMorgan Chase Bank N.A.	09/20/23	(36,767)
EUR	11,330,000	USD	12,434,902	JPMorgan Chase Bank N.A.	09/20/23	(21,190)
EUR	5,700,000	USD	6,267,120	JPMorgan Chase Bank N.A.	09/20/23	(21,916)
GBP	6,149,592	EUR	7,130,000	Deutsche Bank AG	09/20/23	(435)
GBP	9,272,309	EUR	10,780,000	HSBC Bank PLC	09/20/23	(32,910)
GBP	6,111,708	EUR	7,100,000	HSBC Bank PLC	09/20/23	(15,687)
GBP	2,972,434	EUR	3,450,000	HSBC Bank PLC	09/20/23	(4,244)
GBP	6,100,000	USD	7,826,110	Deutsche Bank AG	09/20/23	(77,556)
GBP	6,985,000	USD	8,887,386	Standard Chartered Bank	09/20/23	(14,657)
IDR	129,680,129,696	USD	8,719,575	HSBC Bank PLC	09/20/23	(75,577)
USD	4,061,230	EUR	3,753,000	Deutsche Bank AG	09/20/23	(50,743)
USD	11,739,944	EUR	10,720,000	HSBC Bank PLC	09/20/23	(5,422)
USD	7,806,334	EUR	7,150,000	HSBC Bank PLC	09/20/23	(27,562)
USD	7,788,898	EUR	7,110,000	HSBC Bank PLC	09/20/23	(1,172)
USD	6,233,982	EUR	5,700,000	Société Générale	09/20/23	(11,222)
USD	637,530	EUR	585,900	State Street Bank and Trust Co.	09/20/23	(4,411)
USD	8,861,955	GBP	6,978,000	Bank of America N.A.	09/20/23	(1,882)
USD	24,287,012	MXN	423,649,149	JPMorgan Chase Bank N.A.	09/20/23	(83,050)
USD	10,715,674	COP	46,621,218,360	Bank of America N.A.	12/20/23	(10,130)
						$(4,885,176)
						$ (2,485,588)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	1,470	07/14/23	USD	94.81	USD	347,692	$ 45,937
Consumer Staples Select Sector SPDR Fund	1,000	07/21/23	USD	75.00	USD	7,417	33,000
S&P 500 INDEX	57	07/21/23	USD	4,500.00	USD	25,367	123,975

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Taiwan Semiconductor Manufacturing Co. Ltd.	576	07/21/23	USD	105.00	USD	5,813	$ 93,600
U.S. Treasury 2-Year Notes Futures	249	07/21/23	USD	102.25	USD	50,644	35,016
NASDAQ 100 Stock Index	30	08/04/23	USD	15,400.00	USD	45,538	752,700
							$1,084,228
Put
CBOE Volatility Index	5,206	07/19/23	USD	17.00	USD	7,075	1,285,882
S&P 500 INDEX	57	07/21/23	USD	4,050.00	USD	25,367	15,532
U.S. Treasury 2-Year Notes Futures	249	07/21/23	USD	101.25	USD	50,644	46,687
Consumer Discretionary Select Sector SPDR Fund	680	07/28/23	USD	160.00	USD	11,547	65,620
NASDAQ 100 Stock Index	30	08/04/23	USD	14,400.00	USD	45,538	283,050
SPDR S&P Regional Banking (ETF)	1,023	08/18/23	USD	40.00	USD	4,177	172,887
Ally Financial, Inc.	13,794	09/15/23	USD	20.00	USD	37,257	379,335
1 Year Mid-Curve Options on 3-Month SOFR Futures	7,264	10/13/23	USD	96.00	USD	1,743,269	7,127,800
CME 3-Month SOFR Futures	7,264	10/13/23	USD	94.38	USD	1,718,844	1,498,200
CME 3-Month SOFR Futures	7,627	10/13/23	USD	94.88	USD	1,804,739	7,436,325
CME 3-Month SOFR Futures	11,440	10/13/23	USD	95.00	USD	2,706,990	13,942,500
CME 3-Month SOFR Futures	19,067	10/13/23	USD	95.63	USD	4,511,729	49,574,200
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,453	12/15/23	USD	96.00	USD	348,702	1,743,600
							$83,571,618
							$ 84,655,846
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	—	09/27/23	USD	1.06	USD	1.06	EUR	2,970	$ 454,722
Put
USD Currency	Under-and-In	UBS AG	—	08/01/23	JPY	144.00	JPY	147.50	USD	43,070	54,353
USD Currency	Down-and-Out	Bank of America N.A.	—	08/04/23	JPY	129.00	JPY	124.00	USD	27,745	7,432
USD Currency	One-Touch	Citibank N.A.	—	09/07/23	JPY	125.00	JPY	125.00	USD	1,339	15,849
EUR Currency	One-Touch	Bank of America N.A.	—	09/12/23	USD	1.02	USD	1.02	EUR	710	12,948
EUR Currency	One-Touch	HSBC Bank PLC	—	11/16/23	USD	1.05	USD	1.05	EUR	339	45,098
											135,680
											$ 590,402
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	JPMorgan Chase Bank N.A.	—	07/11/23	USD	1.10	EUR	3,416	$ 6,320
USD Currency	Goldman Sachs International	—	07/17/23	ZAR	19.75	USD	2,738	4,797
USD Currency	Goldman Sachs International	—	07/18/23	ZAR	18.60	USD	2,782	54,063
EUR Currency	Deutsche Bank AG	—	07/19/23	USD	1.13	EUR	27,450	4,663
USD Currency	Barclays Bank PLC	—	07/20/23	CLP	810.00	USD	1,866	18,459
USD Currency	Morgan Stanley & Co. International PLC	—	07/25/23	COP	4,200.00	USD	1,872	29,042
								117,344
Put
USD Currency	HSBC Bank PLC	—	07/10/23	MXN	17.70	USD	2,730	90,174
USD Currency	JPMorgan Chase Bank N.A.	—	07/17/23	ZAR	19.00	USD	1,369	22,833
EUR Currency	JPMorgan Chase Bank N.A.	—	07/20/23	NOK	11.60	EUR	1,708	10,627
EUR Currency	JPMorgan Chase Bank N.A.	—	07/20/23	USD	1.08	EUR	3,420	8,466

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
GBP Currency	Bank of America N.A.	—	07/24/23	USD	1.25	GBP	1,466	$ 5,179
USD Currency	Barclays Bank PLC	—	08/04/23	MXN	17.50	USD	3,650	79,630
USD Currency	Citibank N.A.	—	08/10/23	BRL	4.90	USD	3,642	99,750
AUD Currency	Citibank N.A.	—	08/18/23	USD	0.66	AUD	4,128	33,063
								349,722
								$ 467,066
OTC Dual Binary Options
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Payout at expiry if USD/JPY < 128.79 and 10-year JPY TONA > .89	Citibank N.A.	—	08/14/23	USD	3,074	$ —
(a)	Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 04/22/36	1-day SOFR, 5.09%	Quarterly	3.11%	Semi-Annual	Goldman Sachs International	04/20/26	3.11%	USD	45,694	$ 2,121,571
10-Year Interest Rate Swap, 06/17/36	1-day SOFR, 5.09%	Quarterly	3.24%	Semi-Annual	Barclays Bank PLC	06/15/26	3.24%	USD	23,139	1,199,215
10-Year Interest Rate Swap, 06/25/36	1-day SOFR, 5.09%	Quarterly	3.15%	Semi-Annual	Morgan Stanley & Co. International PLC	06/23/26	3.15%	USD	18,967	920,693
										4,241,479
Put
10-Year Interest Rate Swap, 04/22/36	3.11%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Goldman Sachs International	04/20/26	3.11%	USD	45,694	$ 2,453,585
10-Year Interest Rate Swap, 06/17/36	3.24%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Barclays Bank PLC	06/15/26	3.24%	USD	23,139	1,155,832
10-Year Interest Rate Swap, 06/25/36	3.15%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Morgan Stanley & Co. International PLC	06/23/26	3.15%	USD	18,967	1,000,150
										4,609,567
										$ 8,851,046
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	2,201	07/14/23	USD	95.00	USD	520,592	$ (41,269)
S&P 500 INDEX	57	07/21/23	USD	4,300.00	USD	25,367	(933,945)
U.S. Treasury 2-Year Notes Futures	249	07/21/23	USD	102.00	USD	50,644	(62,250)
NASDAQ 100 Stock Index	60	08/04/23	USD	15,900.00	USD	91,075	(558,600)
							(1,596,064)
Put
CBOE Volatility Index	10,412	07/19/23	USD	15.00	USD	14,150	(973,522)
NASDAQ 100 Stock Index	60	08/04/23	USD	13,900.00	USD	91,075	(277,500)
U.S. Treasury 10-Year Notes Futures	568	08/25/23	USD	114.00	USD	63,794	(1,286,875)
U.S. Treasury 2-Year Notes Futures	743	08/25/23	USD	103.00	USD	151,119	(2,066,469)
1 Year Mid-Curve Options on 3-Month SOFR Futures	7,264	10/13/23	USD	95.75	USD	1,743,269	(4,948,600)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
CME 3-Month SOFR Futures	7,264	10/13/23	USD	94.63	USD	1,718,844	$ (3,813,600)
CME 3-Month SOFR Futures	7,627	10/13/23	USD	95.13	USD	1,804,739	(11,297,494)
CME 3-Month SOFR Futures	11,440	10/13/23	USD	95.25	USD	2,706,990	(20,020,000)
CME 3-Month SOFR Futures	19,067	10/13/23	USD	95.38	USD	4,511,729	(38,729,844)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,453	12/15/23	USD	95.75	USD	348,702	(1,307,700)
							(84,721,604)
							$ (86,317,668)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG	—	07/19/23	USD	1.15	EUR	27,450	$ (142)
EUR Currency	JPMorgan Chase Bank N.A.	—	07/20/23	NOK	11.95	EUR	1,708	(6,542)
USD Currency	HSBC Bank PLC	—	07/25/23	COP	4,400.00	USD	1,872	(6,863)
								(13,547)
Put
USD Currency	Goldman Sachs International	—	07/17/23	ZAR	19.00	USD	2,738	(45,665)
USD Currency	Goldman Sachs International	—	07/18/23	ZAR	17.75	USD	2,782	(917)
USD Currency	Barclays Bank PLC	—	07/20/23	CLP	790.00	USD	1,866	(10,045)
USD Currency	Morgan Stanley & Co. International PLC	—	07/25/23	COP	4,100.00	USD	1,872	(10,752)
USD Currency	Barclays Bank PLC	—	08/04/23	MXN	17.10	USD	5,476	(40,839)
USD Currency	Citibank N.A.	—	08/10/23	BRL	4.75	USD	4,552	(46,004)
AUD Currency	Citibank N.A.	—	08/18/23	USD	0.65	AUD	4,128	(14,785)
								(169,007)
								$ (182,554)

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 06/16/29	3.31%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Barclays Bank PLC	06/14/24	3.31%	USD	251,702	$ (4,725,925)
10-Year Interest Rate Swap, 03/18/36	3.02%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Goldman Sachs International	03/16/26	3.02%	USD	46,647	(1,972,798)
10-Year Interest Rate Swap, 03/18/36	3.12%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	Goldman Sachs International	03/16/26	3.12%	USD	40,741	(1,868,702)
10-Year Interest Rate Swap, 05/06/36	3.05%	Semi-Annual	1-day SOFR, 5.09%	Quarterly	UBS AG	05/04/26	3.05%	USD	21,352	(942,799)
										(9,510,224)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 08/16/25	1-day SOFR, 5.09%	Quarterly	4.05%	Semi-Annual	Barclays Bank PLC	08/14/23	4.05%	USD	191,897	$ (2,549,798)
2-Year Interest Rate Swap, 08/24/25	1-day SOFR, 5.09%	Quarterly	4.11%	Semi-Annual	JPMorgan Chase Bank N.A.	08/22/23	4.11%	USD	92,258	(1,127,655)
2-Year Interest Rate Swap, 08/24/25	1-day SOFR, 5.09%	Quarterly	4.15%	Semi-Annual	UBS AG	08/22/23	4.15%	USD	95,948	(1,112,003)
2-Year Interest Rate Swap, 08/25/25	1-day SOFR, 5.09%	Quarterly	4.10%	Semi-Annual	JPMorgan Chase Bank N.A.	08/23/23	4.10%	USD	92,258	(1,142,296)
2-Year Interest Rate Swap, 08/25/25	1-day SOFR, 5.09%	Quarterly	4.13%	Semi-Annual	UBS AG	08/23/23	4.13%	USD	95,948	(1,142,127)
2-Year Interest Rate Swap, 08/26/25	1-day SOFR, 5.09%	Quarterly	4.18%	Semi-Annual	BNP Paribas S.A.	08/24/23	4.18%	USD	184,516	(2,030,054)
2-Year Interest Rate Swap, 09/02/25	1-day SOFR, 5.09%	Quarterly	4.30%	Semi-Annual	JPMorgan Chase Bank N.A.	08/31/23	4.30%	USD	184,516	(1,701,035)
2-Year Interest Rate Swap, 09/02/25	1-day SOFR, 5.09%	Quarterly	4.43%	Semi-Annual	JPMorgan Chase Bank N.A.	08/31/23	4.43%	USD	184,517	(1,377,040)
2-Year Interest Rate Swap, 09/07/25	1-day SOFR, 5.09%	Quarterly	4.39%	Semi-Annual	JPMorgan Chase Bank N.A.	09/05/23	4.39%	USD	184,516	(1,496,483)
2-Year Interest Rate Swap, 09/07/25	1-day SOFR, 5.09%	Quarterly	4.61%	Semi-Annual	Barclays Bank PLC	09/05/23	4.61%	USD	184,517	(1,015,200)
5-Year Interest Rate Swap, 06/16/29	1-day SOFR, 5.09%	Quarterly	3.31%	Semi-Annual	Barclays Bank PLC	06/14/24	3.31%	USD	251,701	(6,549,733)
10-Year Interest Rate Swap, 03/18/36	1-day SOFR, 5.09%	Quarterly	3.02%	Semi-Annual	Goldman Sachs International	03/16/26	3.02%	USD	46,647	(2,632,456)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 03/18/36	1-day SOFR, 5.09%	Quarterly	3.12%	Semi-Annual	Goldman Sachs International	03/16/26	3.12%	USD	40,741	$ (2,159,132)
10-Year Interest Rate Swap, 05/06/36	1-day SOFR, 5.09%	Quarterly	3.05%	Semi-Annual	UBS AG	05/04/26	3.05%	USD	21,352	(1,198,515)
										(27,233,527)
										$ (36,743,751)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	USD	9,099	$ (136,037)	$ (123,357)	$ (12,680)
ITRAXX.EUR.39.V1	1.00	Quarterly	06/20/28	EUR	17,284	(229,164)	(141,459)	(87,705)
ITRAXX.FINSR.39.V1	1.00	Quarterly	06/20/28	EUR	54,428	(412,832)	722,340	(1,135,172)
ITRAXX.XO.39.V1	5.00	Quarterly	06/20/28	EUR	15,133	(683,804)	(357,056)	(326,748)
						$ (1,461,837)	$ 100,468	$ (1,562,305)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	B+	USD	116,703	$ 3,470,255	$ 2,167,873	$ 1,302,382
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Centrally Cleared Inflation Swaps
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.53%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/28/33	USD	982	$ 1,416	$ —	$ 1,416
2.45%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/09/53	USD	9,507	20,309	—	20,309
2.46%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/09/53	USD	9,507	(2,806)	—	(2,806)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.77%	At Termination	06/15/53	EUR	6,823	158,833	—	158,833
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.77%	At Termination	06/15/53	EUR	6,823	175,726	—	175,726
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.73%	At Termination	06/15/53	EUR	12,905	119,047	—	119,047
2.42%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/30/53	USD	19,075	126,864	—	126,864
							$ 599,389	$ —	$ 599,389
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day Overnight Fed Funds Effective Rate, 5.08%	At Termination	5.28%	At Termination	07/26/23(a)	09/20/23	USD	3,173,676	$ (91,611)	$ —	$ (91,611)
1-day Overnight Fed Funds Effective Rate, 5.08%	At Termination	5.28%	At Termination	07/26/23(a)	09/20/23	USD	3,146,257	(105,329)	—	(105,329)
28-day MXIBTIIE, 11.50%	Monthly	11.70%	Monthly	N/A	02/12/24	MXN	241,928	31,821	(103)	31,924
28-day MXIBTIIE, 11.50%	Monthly	11.72%	Monthly	N/A	02/14/24	MXN	144,274	20,374	—	20,374
0.27%	Annual	1-day TONA, (0.08)%	Annual	N/A	01/05/25	JPY	2,631,030	(96,159)	—	(96,159)
0.20%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/03/25	JPY	1,750,064	(44,377)	—	(44,377)
0.21%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/03/25	JPY	1,750,065	(45,595)	—	(45,595)
3-month JIBAR, 8.50%	Quarterly	7.20%	Quarterly	03/20/24(a)	03/20/25	ZAR	252,370	(144,335)	—	(144,335)
9.84%	Monthly	28-day MXIBTIIE, 11.50%	Monthly	N/A	05/16/25	MXN	186,418	14,180	—	14,180
4.62%	Quarterly	3-month PRIBOR, 7.13%	Annual	06/19/24(a)	06/19/25	CZK	579,069	(8,726)	—	(8,726)
1-day ESTR, 3.40%	At Termination	3.30%	At Termination	07/02/24(a)	07/02/25	EUR	75,900	(74,895)	(6,658)	(68,237)
1-day ESTR, 3.40%	At Termination	3.40%	At Termination	07/02/24(a)	07/02/25	EUR	75,020	(675)	2,947	(3,622)
3-month KWCDC, 3.75%	Quarterly	3.19%	Quarterly	09/20/23(a)	09/20/26	KRW	12,458,201	(107,717)	—	(107,717)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month KWCDC, 3.75%	Quarterly	3.19%	Quarterly	09/20/23(a)	09/20/26	KRW	9,208,236	$ (79,120)	$ —	$ (79,120)
3-month KWCDC, 3.75%	Quarterly	3.33%	Quarterly	09/20/23(a)	09/20/26	KRW	4,958,603	(27,639)	—	(27,639)
3-month KWCDC, 3.75%	Quarterly	3.38%	Quarterly	09/20/23(a)	09/20/26	KRW	4,959,347	(22,297)	—	(22,297)
3-month KWCDC, 3.75%	Quarterly	3.39%	Quarterly	09/20/23(a)	09/20/26	KRW	4,959,347	(22,030)	—	(22,030)
28-day MXIBTIIE, 11.50%	Monthly	8.42%	Monthly	N/A	01/20/28	MXN	104,450	(8,400)	—	(8,400)
28-day MXIBTIIE, 11.50%	Monthly	8.35%	Monthly	N/A	04/28/28	MXN	60,636	(2,587)	—	(2,587)
5.71%	Annual	6-month WIBOR, 6.95%	Semi-Annual	09/20/23(a)	09/20/28	PLN	17,062	(147,736)	—	(147,736)
6-month PRIBOR, 7.15%	Annual	4.32%	Semi-Annual	09/20/23(a)	09/20/28	CZK	134,826	3,813	—	3,813
6-month PRIBOR, 7.15%	Annual	4.55%	Semi-Annual	09/20/23(a)	09/20/28	CZK	114,885	55,312	—	55,312
6-month EURIBOR, 3.90%	Annual	2.44%	Semi-Annual	07/14/27(a)	07/14/32	EUR	9,100	(105,653)	—	(105,653)
0.89%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/15/33	JPY	1,765,619	(435,738)	—	(435,738)
0.90%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/15/33	JPY	3,531,237	(907,557)	—	(907,557)
0.90%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/15/33	JPY	1,765,619	(450,772)	—	(450,772)
0.92%	Annual	1-day TONA, (0.08)%	Annual	N/A	02/15/33	JPY	5,114,206	(1,375,357)	—	(1,375,357)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.30%	Semi-Annual	N/A	03/27/33	CAD	1,389	(47,010)	150	(47,160)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.35%	Semi-Annual	N/A	03/30/33	CAD	1,411	(43,269)	(2,827)	(40,442)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.28%	Semi-Annual	N/A	04/25/33	CAD	4,175	(141,984)	(13,443)	(128,541)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.45%	Semi-Annual	N/A	05/09/33	CAD	1,415	(32,867)	45	(32,912)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.37%	Semi-Annual	N/A	05/12/33	CAD	1,438	(40,355)	(35)	(40,320)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.43%	Semi-Annual	N/A	05/15/33	CAD	4,308	(102,163)	(20,575)	(81,588)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.77%	Semi-Annual	N/A	05/30/33	CAD	1,467	(2,614)	(650)	(1,964)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.68%	Semi-Annual	N/A	05/31/33	CAD	1,484	$ (10,993)	$ 41	$ (11,034)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.68%	Semi-Annual	N/A	06/01/33	CAD	1,452	(11,078)	41	(11,119)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.92%	Semi-Annual	N/A	06/13/33	CAD	273	2,143	8	2,135
1-day CORRA, 4.75%	Semi-Annual	3.54%	Semi-Annual	N/A	06/15/33	CAD	145,751	761,061	—	761,061
1-day CORRA, 4.75%	Semi-Annual	3.54%	Semi-Annual	N/A	06/22/33	CAD	29,656	160,955	—	160,955
1-day SONIA, 4.93%	Annual	4.28%	Annual	N/A	06/27/33	GBP	45,108	(425,240)	2,038	(427,278)
3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	3.86%	Semi-Annual	N/A	06/29/33	CAD	1,460	5,543	—	5,543
3.24%	Annual	1-day SOFR, 4.30%	Annual	07/01/25(a)	07/01/35	USD	5,000	(11,138)	2,578	(13,716)
0.86%	Annual	1-day TONA, (0.08)%	Annual	N/A	05/09/52	JPY	39,072	11,780	—	11,780
0.88%	Annual	1-day TONA, (0.08)%	Annual	N/A	05/23/52	JPY	58,849	15,513	—	15,513
0.85%	Annual	1-day TONA, (0.08)%	Annual	N/A	05/26/52	JPY	48,525	15,403	—	15,403
0.79%	Annual	1-day TONA, (0.08)%	Annual	N/A	05/27/52	JPY	48,523	20,464	—	20,464
0.99%	Annual	1-day TONA, (0.08)%	Annual	N/A	07/26/52	JPY	125,000	1,378	—	1,378
1-day TONA, (0.08)%	Annual	1.11%	Annual	N/A	09/12/52	JPY	100,050	19,225	—	19,225
1-day TONA, (0.08)%	Annual	1.13%	Annual	N/A	09/12/52	JPY	100,050	23,586	—	23,586
3.37%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	03/27/53	CAD	602	17,036	(105)	17,141
3.40%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	03/30/53	CAD	612	14,662	1,557	13,105
3.32%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	04/25/53	CAD	1,809	61,569	11,029	50,540
3.49%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	05/09/53	CAD	613	6,171	(19)	6,190
3.38%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	05/12/53	CAD	623	15,770	(537)	16,307

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.44%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	05/15/53	CAD	1,867	$ 29,780	$ 8,201	$ 21,579
3.66%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	05/30/53	CAD	636	(10,133)	1,872	(12,005)
3.58%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	05/31/53	CAD	643	(2,932)	(19)	(2,913)
3.57%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	06/01/53	CAD	631	(1,441)	(19)	(1,422)
3.77%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	06/13/53	CAD	118	(3,740)	(4)	(3,736)
2.49%	Annual	1-day SOFR, 4.30%	Annual	06/15/43(a)	06/15/53	USD	2,102	(5,601)	—	(5,601)
3.40%	Semi-Annual	1-day CORRA, 4.75%	Semi-Annual	N/A	06/15/53	CAD	64,778	(1,749,349)	—	(1,749,349)
3.36%	Semi-Annual	1-day CORRA, 4.75%	Semi-Annual	N/A	06/22/53	CAD	12,975	(277,431)	—	(277,431)
3.75%	Annual	1-day SONIA, 4.93%	Annual	N/A	06/27/53	GBP	19,753	389,704	(1,618)	391,322
3.64%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.40%	Semi-Annual	N/A	06/29/53	CAD	635	(8,580)	—	(8,580)
								$ (5,534,980)	$ (16,105)	$ (5,518,875)
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ 27,425	$ 10,413	$ 17,012
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(50,661)	(16,739)	(33,922)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(3,266)	(978)	(2,288)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(17,551)	5,061	(22,612)
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,000	8,262	6,489	1,773
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(52,278)	(15,493)	(36,785)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(43,602)	(11,410)	(32,192)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(48,092)	(13,580)	(34,512)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	49,649	64,509	(14,860)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	320	15,500	20,712	(5,212)
Staples, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	315	11,497	17,753	(6,256)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	525	19,162	25,109	(5,947)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(44,536)	(2,277)	(42,259)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(52,551)	(8,207)	(44,344)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(51,434)	(8,033)	(43,401)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	$ (52,552)	$ (8,215)	$ (44,337)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(54,467)	(3,369)	(51,098)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(22,362)	(1,333)	(21,029)
Xerox Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	3,336	18,360	(15,024)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(41,317)	18,633	(59,950)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(88,092)	41,354	(129,446)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(15,882)	(13,183)	(2,699)
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(41,997)	(20,635)	(21,362)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(28,650)	23,810	(52,460)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(28,642)	23,802	(52,444)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(28,686)	23,839	(52,525)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(28,641)	23,349	(51,990)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(40,089)	32,682	(72,771)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(17,354)	14,148	(31,502)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(164,505)	124,063	(288,568)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	73,902	102,495	(28,593)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	(48,811)	(3,286)	(45,525)
Abbot Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	7,786	(177,878)	(143,871)	(34,007)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(115,590)	(82,083)	(33,507)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(7,872)	11,759	(19,631)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(7,872)	11,759	(19,631)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(10,517)	14,758	(25,275)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(16,188)	12,415	(28,603)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	215,179	147,181	67,998
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	86,766	61,037	25,729
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	131,884	95,591	36,293
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	270,710	243,374	27,336
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(18,731)	50,576	(69,307)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(850)	86,000	(86,850)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,000	(4,405)	248,352	(252,757)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	29,819	359,927	(330,108)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	29,818	252,160	(222,342)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	8,286	271,010	571,378	(300,368)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	7,277	416,278	695,717	(279,439)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	USD	2,823	161,498	164,857	(3,359)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	6,624	6,108	120,570	(114,462)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,030	5,697	31,802	(26,105)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	64	119	732	(613)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	495,386	65,586	429,800
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	844,063	263,349	580,714
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	48,586	10,532	38,054
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	3	—	1	(1)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	8	(1)	(2)	1
							$ 1,795,732	$ 3,763,300	$ (1,967,568)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$ 70,586	$ 44,181	$ 26,405
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	2,807	343	(71,630)	71,973
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(215,779)	(96,718)	(119,061)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(311,999)	(136,197)	(175,802)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(28,818)	(25,456)	(3,362)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(238,167)	(245,729)	7,562
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(252,457)	(47,791)	(204,666)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(55,017)	(12,521)	(42,496)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(285,800)	(1,389)	(284,411)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	3,340	(322,905)	(129,737)	(193,168)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	1,670	(161,453)	(65,959)	(95,494)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BB-	USD	60	(18,190)	(4,612)	(13,578)
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	N/R	USD	2,070	(598,270)	(356,699)	(241,571)
								$ (2,417,926)	$ (1,150,257)	$ (1,267,669)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Counterparty		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
12.37%	At Termination	1-day COOIS, 12.27%	At Termination	Citibank N.A.	04/18/24	COP	44,297,919	$ (63,844)	$ —	$ (63,844)
1-day BZDIOVER, 0.05%	At Termination	12.97%	At Termination	Goldman Sachs International	07/01/24	BRL	15,561	32,546	—	32,546
1-day BZDIOVER, 0.05%	At Termination	12.97%	At Termination	Citibank N.A.	07/01/24	BRL	25,732	54,153	—	54,153
1-day BZDIOVER, 0.05%	At Termination	12.60%	At Termination	Bank of America N.A.	07/01/24	BRL	44,283	56,517	—	56,517
11.90%	At Termination	1-day COOIS, 12.27%	At Termination	Bank of America N.A.	10/19/24	COP	22,971,880	(38,322)	—	(38,322)
1-day BZDIOVER, 0.05%	At Termination	11.87%	At Termination	Bank of America N.A.	01/02/25	BRL	49,590	135,131	—	135,131
1-day BZDIOVER, 0.05%	At Termination	11.92%	At Termination	Citibank N.A.	01/02/26	BRL	46,385	397,745	—	397,745
1-day BZDIOVER, 0.05%	At Termination	11.75%	At Termination	Citibank N.A.	01/02/26	BRL	31,817	243,252	—	243,252
1-day BZDIOVER, 0.05%	At Termination	11.80%	At Termination	Citibank N.A.	01/02/26	BRL	32,055	255,247	—	255,247
1-day BZDIOVER, 0.05%	At Termination	11.38%	At Termination	Bank of America N.A.	01/02/26	BRL	28,049	165,141	—	165,141
								$1,237,566	$—	$1,237,566

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Western Alliance	At Termination	1-day SOFR minus 5.50%, x.xx%	At Termination	Citibank N.A.	07/05/23	USD	245	$ 6,159	$ —	$ 6,159
0.00%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs Bank USA	08/15/23	USD	4,441	151,753	—	151,753
0.00%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	12/07/23	USD	4,752	7,387	—	7,387
								$ 165,299	$ —	$ 165,299
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(e)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	JPMorgan Chase Bank N.A.(a)	02/08/24	$ (17,183,535)	$ 1,311,456(b)	$ (15,838,277)	0.1%
	Monthly	Merrill Lynch International(c)	05/15/24	(58,055,844)	2,664(d)	(58,154,338)	0.3
					$ 1,314,120	$ (73,992,615)
(b)	Amount includes $(33,801) of net dividends and financing fees.
(d)	Amount includes $101,158 of net dividends and financing fees.
(e)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)
Range:	15 - 269 basis points	15 - 80 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate

The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date February 8, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Bank of Hawaii Corp.	15,937	$ (657,083)	4.1%
BankUnited, Inc.	27,504	(592,711)	3.7
Banner Corp.	10,102	(441,154)	2.8
Cadence Bank	24,889	(488,820)	3.1
Columbia Banking System, Inc.	24,067	(488,079)	3.1
Community Bank System, Inc.	9,753	(457,221)	2.9
Cullen/Frost Bankers, Inc.	6,114	(657,438)	4.2
CVB Financial Corp.	34,932	(463,897)	2.9
FB Financial Corp.	17,987	(504,535)	3.2
Glacier Bancorp, Inc.	16,368	(510,191)	3.2
Hancock Whitney Corp.	13,500	(518,130)	3.3
	Shares	Value	% of Basket Value
Banks (continued)
Huntington Bancshares, Inc.	95,138	$ (1,025,588)	6.5%
OceanFirst Financial Corp.	17,165	(268,117)	1.7
Pacific Premier Bancorp, Inc.	25,474	(526,802)	3.3
Prosperity Bancshares, Inc.	7,589	(428,627)	2.7
ServisFirst Bancshares, Inc.	10,271	(420,289)	2.7
SouthState Corp.	7,307	(480,801)	3.0
Synovus Financial Corp.	9,529	(288,252)	1.8
Truist Financial Corp.	32,786	(995,055)	6.3
UMB Financial Corp.	8,225	(500,903)	3.2
Valley National Bancorp	66,396	(514,569)	3.2
Washington Federal, Inc.	17,862	(473,700)	3.0
Western Alliance Bancorp	30,552	(1,114,231)	7.0
Zions Bancorp N.A.	12,294	(330,217)	2.1
		(13,146,410)
Capital Markets
Charles Schwab Corp	19,206	(1,088,596)	6.9%

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Investment Companies
Equity Funds
SPDR S&P Regional Banking ETF	39,267	$ (1,603,272)	10.1%
Total Reference Entity — Short		(15,838,278)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(15,838,278)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination date May 15, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Short
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	350,092	$ (37,858,949)	65.1%
	Shares	Value	% of Basket Value
Fixed-Income Funds (continued)
iShares iBoxx High Yield Corporate Bond ETF	79,197	$ (5,945,319)	10.2%
iShares Preferred & Income Securities ETF	95,000	(2,938,350)	5.1
SPDR Bloomberg High Yield Bond ETF	124,000	(11,411,720)	19.6
		(58,154,338)
Net Value of Reference Entity — Merrill Lynch International		$(58,154,338)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,714,277,948	$ 19,651,365	$ 1,733,929,313
Common Stocks
Aerospace & Defense	—	134,258	—	134,258

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 1,587,078	$ —	$ —	$ 1,587,078
Capital Markets	1,828,801	—	122,236	1,951,037
Chemicals	1,515,168	—	—	1,515,168
Energy Equipment & Services	4,491,038	—	—	4,491,038
Entertainment	1,012,492	2,245,451	—	3,257,943
Financial Services	1,289,446	—	49,221	1,338,667
Hotel & Resort REITs	5,590,359	201,767	—	5,792,126
Hotels, Restaurants & Leisure	733,968	—	—	733,968
Interactive Media & Services	4,410,295	—	—	4,410,295
IT Services	123,952	—	—	123,952
Machinery	814,460	921,237	—	1,735,697
Metals & Mining	28,573	—	—	28,573
Oil, Gas & Consumable Fuels	8,792,067	—	—	8,792,067
Real Estate Management & Development	3,017,501	—	—	3,017,501
Software	356,514	572,470	—	928,984
Corporate Bonds	—	4,438,149,734	88,432,817	4,526,582,551
Fixed Rate Loan Interests	—	31,968	10,858,929	10,890,897
Floating Rate Loan Interests	—	118,814,039	219,968,707	338,782,746
Foreign Agency Obligations	—	36,857,095	—	36,857,095
Foreign Government Obligations	—	228,639,675	—	228,639,675
Investment Companies	47,963,900	—	—	47,963,900
Municipal Bonds	—	114,871,831	—	114,871,831
Non-Agency Mortgage-Backed Securities	—	1,482,356,196	91,256,006	1,573,612,202
Preferred Securities	—	13,342,477	33,752,519	47,094,996
U.S. Government Sponsored Agency Securities	—	9,558,250,259	1,563,591	9,559,813,850
U.S. Treasury Obligations	—	3,548,635,098	—	3,548,635,098
Warrants
Automobile Components	7,540	—	—	7,540
Automobiles	46,611	6,574	—	53,185
Capital Markets	22,285	—	19,310	41,595
Consumer Staples Distribution & Retail	62,455	—	—	62,455
Electrical Equipment	—	—	340,394	340,394
Financial Services	171	—	8,789	8,960
Hotels, Restaurants & Leisure	—	—	1	1
IT Services	—	61,054	—	61,054
Machinery	9,388	3,650	—	13,038
Oil, Gas & Consumable Fuels	26,519	—	—	26,519
Real Estate Management & Development	2,255	—	—	2,255
Software	222,694	—	1,451,696	1,674,390
Short-Term Securities
Commercial Paper	—	11,145,049	—	11,145,049
Money Market Funds	1,162,648,648	—	—	1,162,648,648
Options Purchased
Equity Contracts	3,205,581	—	—	3,205,581
Foreign Currency Exchange Contracts	—	1,057,468	—	1,057,468
Interest Rate Contracts	81,450,265	8,851,046	—	90,301,311
Other Contracts	—	—	—	0
Liabilities
TBA Sale Commitments	—	(3,468,104,574)	—	(3,468,104,574)
Unfunded Floating Rate Loan Interests (a)	—	(10,807)	(199,964)	(210,771)
	$ 1,331,260,024	$ 17,811,310,963	$ 467,275,617	19,609,846,604
Investments valued at NAV(b)				7,968,873
				$ 19,617,815,477
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 2,633,032	$ —	$ 2,633,032
Equity Contracts	442,758	1,479,419	—	1,922,177
Foreign Currency Exchange Contracts	—	2,399,588	—	2,399,588
Interest Rate Contracts	1,473,968	3,018,562	—	4,492,530
Other Contracts	—	602,195	—	602,195

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (6,128,192)	$ —	$ (6,128,192)
Equity Contracts	(3,628,455)	—	—	(3,628,455)
Foreign Currency Exchange Contracts	—	(5,067,730)	—	(5,067,730)
Interest Rate Contracts	(132,011,959)	(44,043,622)	—	(176,055,581)
Other Contracts	—	(2,806)	—	(2,806)
	$ (133,723,688)	$ (45,109,554)	$ —	$ (178,833,242)
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities
Assets
Opening Balance, as of September 30, 2022	$ 68,815,237	$ 348,874	$ 43,313,634	$ —	$ 263,305,796	$ 213,991,954
Transfers into Level 3	1,421,625	—	20,092,362	—	15,225,786	9,863,122
Transfers out of Level 3	(32,345,682)	(209,580)	—	—	(16,456,326)	(136,435,604)
Other(a)	(15,633,983)	—	—	20,267,812	(20,267,812)	15,633,983
Accrued discounts/premiums	322	—	247,275	45,313	194,086	562,292
Net realized gain (loss)	1,772	—	16,313	48,030	(2,583,302)	(135,693)
Net change in unrealized appreciation (depreciation)(b)	(790,757)	32,163	2,346,958	(2,733,419)	(2,514,901)	(4,344,111)
Purchases	—	—	25,265,933	—	34,544,780	2,814,151
Sales	(1,817,169)	—	(2,849,658)	(6,768,807)	(51,479,400)	(10,694,088)
Closing Balance, as of June 30, 2023	$ 19,651,365	$ 171,457	$ 88,432,817	$ 10,858,929	$ 219,968,707	$ 91,256,006
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(b)	$ (814,712)	$ 32,163	$ 2,346,958	$ (2,733,419)	$ (3,901,362)	$ (4,337,715)
	Preferred Securities	Rights	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2022	$ 18,825,589	$ 4,291	$ 4,460,883	$ 959,745	$ 614,026,003
Transfers into Level 3	—	—	1,679,398	—	48,282,293
Transfers out of Level 3	—	—	(4,034,487)	(28,179)	(189,509,858)
Other(a)	—	(4,291)	—	4,291	—
Accrued discounts/premiums	—	—	(181,654)	—	867,634
Net realized gain (loss)	—	—	(119,333)	—	(2,772,213)
Net change in unrealized appreciation (depreciation)(b)	(822,114)	—	161,972	884,333	(7,779,876)
Purchases	15,749,044	—	—	—	78,373,908
Sales	—	—	(403,188)	—	(74,012,310)
Closing Balance, as of June 30, 2023	$ 33,752,519	$ —	$ 1,563,591	$ 1,820,190	$ 467,475,581
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(b)	$ (822,114)	$ —	$ 6,361	$ 884,333	$ (9,339,507)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2022	$ (384,063)
Transfers into Level 3	—
Transfers out of Level 3	12,179
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	171,920
Purchases	—
Sales	—
Closing Balance, as of June 30, 2023	$ (199,964)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(b)	$ 49,432

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities, between Fixed Rate Loan Interests and Floating Rate Loan Interests and between Rights and Warrants.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2022	$ 2,680,210	$ —
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	(3,816,474)	—
Net change in unrealized appreciation (depreciation)(a)	1,136,264	—
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—
Closing Balance, as of June 30, 2023	$ —	$ —
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(a)	$ —	$ —

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
amount of $125,059,835. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$ 18,537,148	Income	Discount Rate	9%	—
Common Stocks	171,457	Market	Volatility Time to Exit	51% - 58% 1.4 - 1.6 years	56% 1.5 years
Corporate Bonds(b)	82,124,657	Income	Discount Rate	6% - 35%	18%
Floating Rate Loan Interests(c)	205,809,820	Income	Discount Rate Credit Spread Estimated Recovery Value	11% - 22% 321 - 632 years 50%	14% 441 —
Preferred Stocks	33,752,520	Income Market	Discount Rate Revenue Multiple Volatility Time to Exit	13% - 15% 10.00x - 15.00x 90% 3 years	13% 11.19x — —
Warrants	1,820,180	Market	Revenue Multiple Volatility Time to Exit	3.75x - 10.00x 44% - 60% 0.5 - 0.7 years	8.81x 59% 0.5 years
	$ 342,215,782

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end June 30, 2023, the valuation technique for investments classified as Corporate Bonds amounting to $6,490,546 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)	For the period end June 30, 2023, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $12,617,808 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Schedule of Investments (unaudited)  (continued)
June 30, 2023
Master Total Return Portfolio
Portfolio Abbreviation
ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
CORRA	Canadian OvernightRepo Rate Average
DAC	Designated Activity Co.
ESTR	Euro Short-Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Inter Bank Offered Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate